UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller, Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Common Stocks (92.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.7%)
Aaron Rents, Inc.	191,292	$4,396
* Blue Nile, Inc.	114,300	4,155
* Coldwater Creek, Inc.	248,400	7,144
* Golf Galaxy, Inc.	404,600	5,260
* Hibbett Sporting Goods, Inc.	276,600	7,241
* LIFE TIME FITNESS, Inc.	184,800	8,554
* LKQ Corp.	439,300	9,652
* Morton’s Restaurant Group, Inc.	372,600	5,742
Orient-Express Hotels, Ltd. - Class A	185,937	6,950
* Pinnacle Entertainment, Inc.	226,900	6,380
* Williams Scotsman International, Inc.	190,900	4,078

Total		69,552

Consumer Staples (2.0%)
* United Natural Foods, Inc.	322,700	10,000

Total		10,000

Energy (4.6%)
* Dril-Quip, Inc.	48,400	3,276
* Grant Prideco, Inc.	179,400	6,822
* Grey Wolf, Inc.	943,800	6,305
* Hydril	59,900	3,358
World Fuel Services Corp.	83,200	3,365

Total		23,126

Financials (10.2%)
* Evercore Partners, Inc.	20,200	582
First Republic Bank	60,600	2,579
* Global Cash Access Holdings, Inc.	257,200	3,881
Greater Bay Bancorp	206,700	5,831
Greenhill & Co., Inc.	118,300	7,928
Heartland Payment Systems, Inc.	240,600	6,256
International Securities Exchange Holdings, Inc.	117,200	5,496
Investors Financial Services Corp.	73,530	3,168
* Nexity Financial Corp.	183,300	2,027
optionsXpress Holdings, Inc.	255,300	7,118
* Portfolio Recovery Associates, Inc.	152,300	6,681

Total		51,547

Health Care (20.4%)
* Adams Respiratory Therapeutics, Inc.	162,700	5,953
* Allscripts Healthcare Solutions, Inc.	282,500	6,342
* Foxhollow Technologies, Inc.	142,600	4,875
* HealthExtras, Inc.	66,600	1,885
* ICON PLC, ADR	100,600	7,100
* Kyphon, Inc.	299,500	11,208
* Noven Pharmaceuticals, Inc.	192,100	4,633
* Pediatrix Medical Group, Inc.	165,600	7,551
PolyMedica Corp.	149,000	6,379

* Providence Service Corp.	337,885	9,323
* PSS World Medical, Inc.	324,800	6,493
* Psychiatric Solutions, Inc.	337,300	11,500
* Radiation Therapy Services, Inc.	198,200	5,793
* ResMed, Inc.	148,900	5,993
* SonoSite, Inc.	72,500	2,059
* Symbion, Inc.	175,708	3,226
* Ventana Medical Systems, Inc.	74,800	3,054

Total		103,367

Industrials (21.5%)
* ACCO Brands Corp.	196,000	4,363
* The Advisory Board Co.	192,400	9,720
* Beacon Roofing Supply, Inc.	631,150	12,773
Brady Corp. - Class A	134,500	4,729
Bucyrus International, Inc.- Class A	199,420	8,459
C.H. Robinson Worldwide, Inc.	125,700	5,604
The Corporate Executive Board Co.	58,800	5,287
* Corrections Corp. of America	155,775	6,737
Forward Air Corp.	175,764	5,816
* Huron Consulting Group, Inc.	292,300	11,458
* ICT Group, Inc.	251,600	7,918
Knight Transportation, Inc.	305,167	5,173
Knoll, Inc.	257,400	5,199
* Marlin Business Services Corp.	264,220	5,522
* Marten Transport, Ltd.	185,300	3,167
* PeopleSupport, Inc.	165,600	3,064
* VistaPrint, Ltd.	154,000	3,995

Total		108,984

Information Technology (17.9%)
* Bankrate, Inc.	156,468	4,156
* Blackboard, Inc.	351,000	9,302
* Cymer, Inc.	94,900	4,167
* Entegris, Inc.	792,000	8,641
* Essex Corp.	318,200	5,537
* Euronet Worldwide, Inc.	136,200	3,344
* Forrester Research, Inc.	170,100	4,475
* International DisplayWorks, Inc.	469,427	2,990
* Kenexa Corp.	236,189	5,957
* MKS Instruments, Inc.	323,450	6,569
* Netlogic Microsystems, Inc.	193,500	4,909
* Plexus Corp.	142,200	2,730
* RF Micro Devices, Inc.	607,600	4,606
* Silicon Image, Inc.	229,800	2,923
* Sonic Solutions	179,200	2,731
* Tessera Technologies, Inc.	281,600	9,793
* THQ, Inc.	270,750	7,898

Total		90,728

Materials (2.1%)
Airgas, Inc.	165,850	5,999
Silgan Holdings, Inc.	124,600	4,680

Total		10,679

Utilities (0.1%)
ITC Holdings Corp.	23,200	724

Total		724

Total Common Stocks (Cost: $432,054)		468,707

Money Market Investments (7.0%)
Autos (1.0%)
(b) Daimler Chrysler Auto, 5.26%, 10/2/06	5,019,000	5,018

Total		5,018

Federal Government & Agencies (0.2%)
(b) Federal Home Loan, 5.115%, 12/27/06	1,000,000	988

Total		988

Finance Lessors (1.9%)
Ranger Funding, Co. LLC, 5.26%, 10/2/06	5,000,000	4,998
Thunder Bay Funding, Inc., 5.27%, 10/31/06	5,000,000	4,977

Total		9,975

Finance Services (1.0%)
(b) Bryant Park Funding LLC, 5.28%, 10/12/06	5,000,000	4,991

Total		4,991

National Commercial Banks (0.9%)
Rabobank USA, 5.35%, 10/2/06	4,500,000	4,499

Total		4,499

Security Brokers and Dealers (1.0%)
Morgan Stanley Dean Witter, 5.26%, 10/4/06	5,000,000	4,997

Total		4,997

Short Term Business Credit (1.0%)
Old Line Funding Corp., 5.26%, 10/17/06	5,000,000	4,988

Total		4,988

Total Money Market Investments (Cost: $35,456)		35,456

Total Investments (99.5%) (Cost $467,510)(a)		504,163

Other Assets, Less Liabilities (0.5%)		2,563

Net Assets (100.0%)		506,726

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $467,509 and the net unrealized appreciation of investments based on that cost was $36,654 which is comprised of $50,604 aggregate gross unrealized appreciation and $13,950 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long)	30	12/06	$311
(Total Notional Value at September 30, 2006, $10,670 )

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Small Cap Value Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.8%)
Aaron Rents, Inc.	153,700	$3,531
Aaron Rents, Inc. - Class A	4,725	99
* Amazon.com, Inc.	8,700	279
Belo Corp. - Class A	5,500	87
* Big Lots, Inc.	12,100	240
Brunswick Corp.	10,400	324
Building Materials Holding Corp.	46,500	1,210
* Career Education Corp.	10,600	239
* Cox Radio, Inc., - Class A	17,400	267
CSS Industries, Inc.	45,100	1,340
* Culp, Inc.	32,600	181
* Discovery Holding Co.	27,100	392
Dow Jones & Co., Inc.	10,900	366
* Echostar Communications Corp.	9,100	298
Entercom Communications Corp.	9,900	249
Family Dollar Stores, Inc.	21,700	635
Fred’s, Inc.	66,500	839
The Gap, Inc.	30,500	578
H&R Block, Inc.	32,000	696
Hancock Fabrics, Inc.	59,000	169
Hasbro, Inc.	25,900	589
Haverty Furniture Companies, Inc.	104,000	1,659
Journal Register Co.	71,000	403
* Lamar Advertising Co. - Class A	5,000	267
* Liberty Media Holding Corp.	3,400	284
* Live Nation, Inc.	29,000	592
M/I Homes, Inc.	20,200	714
Mattel, Inc.	47,400	934
Matthews International Corp. - Class A	80,500	2,962
Meredith Corp.	10,400	513
The New York Times Co. - Class A	23,700	545
Newell Rubbermaid, Inc.	13,100	371
OSI Restaurant Partners, Inc.	10,400	330
Pearson PLC, ADR	33,000	470
Pool Corp.	70,325	2,707
* RARE Hospitality International, Inc.	85,250	2,605
Reuters Group PLC, ADR	4,000	195
Ruby Tuesday, Inc.	41,700	1,176
* Saga Communications, Inc. - Class A	80,600	624
* Scholastic Corp.	13,600	424
The ServiceMaster Co.	10,800	121
Skyline Corp.	31,500	1,204
Stanley Furniture Co., Inc.	61,000	1,300
Stein Mart, Inc.	142,000	2,160
The TJX Companies, Inc.	26,100	732
Tribune Co.	24,300	795
* Univision Communications, Inc. - Class A	19,200	659
Weight Watchers International, Inc.	13,300	590
Winnebago Industries, Inc.	54,100	1,698
* XM Satellite Radio Holdings, Inc.	18,400	237

Total		39,879

Consumer Staples (2.3%)
* Alliance One International, Inc.	104,300	428
Campbell Soup Co.	4,300	157
Casey’s General Stores, Inc.	79,800	1,776
The Clorox Co.	11,000	693

ConAgra Foods, Inc.	31,500	771
H.J. Heinz Co.	3,500	147
McCormick & Co., Inc.	6,600	251
Nash Finch Co.	27,000	635
Sara Lee Corp.	48,900	786
* Wild Oats Markets, Inc.	46,800	757
Wm. Wrigley Jr. Co.	7,600	350

Total		6,751

Energy (7.6%)
* Atwood Oceanics, Inc.	33,800	1,520
CARBO Ceramics, Inc.	28,200	1,016
* Forest Oil Corp.	63,350	2,001
* Geomet, Inc.	10,800	102
* Hanover Compressor Co.	33,300	607
Hess Corp.	12,800	530
* Lone Star Technologies, Inc.	24,000	1,161
* Mariner Energy, Inc.	51,293	942
Murphy Oil Corp.	22,000	1,046
Penn Virginia Corp.	56,000	3,551
* TETRA Technologies, Inc.	144,100	3,481
* Todco - Class A	62,600	2,166
* Union Drilling, Inc.	23,000	253
* W-H Energy Services, Inc.	37,300	1,547
* Whiting Petroleum Corp.	49,400	1,981

Total		21,904

Financials (20.7%)
Allied Capital Corp.	56,600	1,710
American Capital Strategies, Ltd.	13,000	513
Apartment Investment & Management Co. - Class A	2,400	131
Aspen Insurance Holdings, Ltd.	14,100	364
Axis Capital Holdings, Ltd.	20,400	708
Boston Private Financial Holdings, Inc.	43,900	1,224
Columbia Equity Trust, Inc.	37,700	628
Commerce Bancshares, Inc.	10,376	525
* E*TRADE Financial Corp.	5,800	139
East West Bancorp, Inc.	90,200	3,573
First Financial Fund, Inc.	108,769	1,878
First Horizon National Corp.	12,400	471
First Potomac Realty Trust	60,600	1,831
First Republic Bank	92,800	3,950
Genworth Financial, Inc.	19,300	676
Glenborough Realty Trust, Inc.	37,200	957
Home Bancshares, Inc.	8,400	185
Innkeepers USA Trust	53,200	867
Investors Financial Services Corp.	12,300	530
Janus Capital Group, Inc.	28,100	554
Kilroy Realty Corp.	58,500	4,407
LaSalle Hotel Properties	58,600	2,540
Lazard, Ltd. - Class A	5,400	216
Lincoln National Corp.	9,963	619
* Markel Corp.	5,300	2,176
Marsh & McLennan Companies, Inc.	54,400	1,531
Max Re Capital, Ltd.	69,600	1,598
The Midland Co.	46,000	1,993
NetBank, Inc.	83,000	502
NewAlliance Bancshares, Inc.	16,200	237
Northern Trust Corp.	9,400	549
Ohio Casualty Corp.	10,800	279
PNC Financial Services Group, Inc.	5,300	384
Potlatch Corp.	31,600	1,172
* ProAssurance Corp.	78,300	3,859
Regions Financial Corp.	11,200	412
The St. Joe Co.	6,600	362

The St. Paul Travelers Companies, Inc.	10,330	484
Strategic Hotels & Resorts, Inc.	93,600	1,861
* SVB Financial Group	71,300	3,183
Synovus Financial Corp.	24,300	714
TCF Financial Corp.	12,000	315
Texas Regional Bancshares, Inc. - Class A	107,055	4,116
UnumProvident Corp.	12,400	240
Valley National Bancorp	1,680	43
Washington Real Estate Investment Trust	52,300	2,082
Westamerica Bancorporation	12,100	611
Willis Group Holdings, Ltd.	19,300	733
Wintrust Financial Corp.	11,300	567
XL Capital, Ltd. - Class A	6,200	426

Total		59,625

Health Care (6.0%)
* Affymetrix, Inc.	11,000	237
* AMERIGROUP Corp.	3,400	100
Analogic Corp.	15,000	770
Arrow International, Inc.	38,500	1,225
* Barr Pharmaceuticals, Inc.	3,100	161
Becton, Dickinson and Co.	5,200	367
* Diversa Corp.	113,800	913
* Exelixis, Inc.	90,300	787
Health Management Associates, Inc. - Class A	26,800	560
* HEALTHSOUTH Corp.	42,600	211
* Hospira, Inc.	3,000	115
* LifePoint Hospitals, Inc.	8,700	307
* Lincare Holdings, Inc.	16,700	578
* MedImmune, Inc.	11,500	336
* Myriad Genetics, Inc.	85,000	2,095
* Neurocrine Biosciences, Inc.	5,200	56
* OSI Pharmaceuticals, Inc.	9,600	360
Owens & Minor, Inc.	91,800	3,020
* Pharmion Corp.	47,300	1,019
Universal Health Services, Inc. - Class B	15,800	947
Valeant Pharmaceuticals International	22,100	437
West Pharmaceutical Services, Inc.	53,900	2,118
* Zimmer Holdings, Inc.	9,500	641

Total		17,360

Industrials (21.1%)
* Accuride Corp.	50,000	551
* Allied Waste Industries, Inc.	42,300	477
American Power Conversion Corp.	10,100	222
American Standard Companies, Inc.	12,700	533
Ameron International Corp.	25,900	1,721
Belden CDT, Inc.	72,700	2,779
C&D Technologies, Inc.	70,500	501
* Casella Waste Systems, Inc. - Class A	100,200	1,036
Cintas Corp.	14,900	608
Deere & Co.	4,000	336
* Dollar Thrifty Automotive Group, Inc.	60,000	2,674
EDO Corp.	35,400	810
* Electro Rent Corp.	99,000	1,684
ElkCorp	34,400	934
Equifax, Inc.	14,400	529
Franklin Electric Co., Inc.	67,700	3,598
* FTI Consulting, Inc.	78,000	1,955
G & K Services, Inc. - Class A	52,400	1,909
* Genesee & Wyoming, Inc.	84,400	1,960
* The Genlyte Group, Inc.	32,500	2,314
IDEX Corp.	55,900	2,406
* Insituform Technologies, Inc. - Class A	101,600	2,467
JLG Industries, Inc.	186,900	3,702

* Kirby Corp.	94,600	2,964
Laidlaw International, Inc.	20,500	560
Landstar System, Inc.	117,900	5,033
Macquarie Infrastructure Co. Trust	56,300	1,755
Manpower, Inc.	10,100	619
McGrath Rentcorp	92,900	2,378
Nordson Corp.	56,400	2,248
Raytheon Co.	10,500	504
Rockwell Collins, Inc.	2,400	132
Southwest Airlines Co.	45,100	751
Synagro Technologies, Inc.	65,900	278
Universal Forest Products, Inc.	22,800	1,118
* USG Corp.	6,800	320
UTI Worldwide, Inc.	103,120	2,884
* Waste Connections, Inc.	43,300	1,642
Woodward Governor Co.	52,300	1,754

Total		60,646

Information Technology (9.3%)
* Advanced Energy Industries, Inc.	33,500	571
* ATMI, Inc.	41,500	1,206
AVX Corp.	32,800	580
* Brooks Automation, Inc.	182,400	2,380
* Digitas, Inc.	65,600	631
* Entegris, Inc.	143,898	1,570
* Intuit, Inc.	30,100	966
KLA-Tencor Corp.	4,500	200
Landauer, Inc.	22,900	1,162
* Littelfuse, Inc.	47,600	1,652
* McAfee, Inc.	11,400	279
Methode Electronics, Inc. - Class A	41,200	392
Molex, Inc. - Class A	24,500	806
* MPS Group, Inc.	180,300	2,723
* Novellus Systems, Inc.	23,700	656
* Packeteer, Inc.	88,600	763
* Premiere Global Services, Inc.	149,100	1,294
* Progress Software Corp.	78,300	2,036
Sabre Holdings Corp. - Class A	14,700	344
* SPSS, Inc.	63,725	1,589
StarTek, Inc.	64,300	802
* Sun Microsystems, Inc.	148,400	738
* Synopsys, Inc.	32,100	633
* Teradyne, Inc.	32,800	432
Total System Services, Inc.	4,500	103
* Websense, Inc.	83,700	1,809
Xilinx, Inc.	21,100	463

Total		26,780

Materials (9.7%)
Airgas, Inc.	69,200	2,502
AngloGold Ashanti, Ltd., ADR	9,600	362
AptarGroup, Inc.	45,100	2,295
Arch Chemicals, Inc.	58,300	1,659
Bowater, Inc.	8,600	177
Carpenter Technology Corp.	27,400	2,945
Chesapeake Corp.	23,100	331
Deltic Timber Corp.	39,300	1,873
* Domtar, Inc.	58,600	345
Florida Rock Industries, Inc.	55,100	2,133
Gibraltar Industries, Inc.	80,000	1,774
Innospec, Inc.	51,100	1,518
International Paper Co.	25,400	880
Louisiana-Pacific Corp.	9,100	171
MacDermid, Inc.	25,700	838
MeadWestvaco Corp.	5,500	146

* Meridian Gold, Inc.	53,900	1,340
Metal Management, Inc.	65,800	1,832
Myers Industries, Inc.	74,700	1,270
* Nalco Holding Co.	52,100	965
Potash Corp. of Saskatchewan, Inc.	700	73
* Symyx Technologies, Inc.	46,400	983
Wausau Paper Corp.	94,600	1,277
Weyerhaeuser Co.	6,400	394

Total		28,083

Other Holdings (0.6%)
Russell 2000 Value Index	23,400	1,725

Total		1,725

Telecommunication Services (0.4%)
Telephone and Data Systems, Inc.	16,500	695
Telephone and Data Systems, Inc. - Special Shares	2,100	86
* Wireless Facilities, Inc.	157,600	337

Total		1,118

Utilities (4.4%)
Black Hills Corp.	55,700	1,873
Cleco Corp.	71,200	1,797
Duke Energy Corp.	21,000	634
* Dynegy, Inc. - Class A	74,800	414
* El Paso Electric Co.	74,800	1,671
Energy East Corp.	9,000	213
* Mirant Corp.	12,800	350
NiSource, Inc.	37,900	824
* NRG Energy, Inc.	4,100	186
Pinnacle West Capital Corp.	18,300	824
Southwest Gas Corp.	52,200	1,739
TECO Energy, Inc.	57,000	892
Vectren Corp.	37,800	1,015
Xcel Energy, Inc.	11,900	246

Total		12,678

Total Common Stocks (Cost: $213,179)		276,549

Convertible Corporate Bonds (0.2%)
Electric Services (0.0%)
Xcel Energy, Inc. 7.50%, 11/21/07	2,000	3

Total		3

Telephone and Telegraph Apparatus (0.2%)
Lucent Technologies, 2.75%, 8/1/31	494,000	493

Total		493

Total Convertible Corporate Bonds (Cost: $491)		496

Preferred Stocks (0.1%)
Consumer Discretionary (0.1%)
General Motors Corp.	7,600	188

Total		188

Industrials (0.0%)
Allied Waste Industrials, Inc.	600	189

Total		189

Total Preferred Stocks (Cost: $316)		377

Money Market Investments (4.2%)
Other Holdings (4.2%)
Reserve Investment Fund	12,196,680	12,197

Total Money Market Investments (Cost: $12,197)		12,197

Total Investments (100.4%) (Cost $226,183)(a)		289,619

Other Assets, Less Liabilities (-0.4%)		(1,237)

Net Assets (100.0%)		288,382

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $226,183 and the net unrealized appreciation of investments based on that cost was $63,436 which is comprised of $71,517 aggregate gross unrealized appreciation and $8,081 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.0%)
* Aeropostale, Inc.	224,820	$6,571
* AnnTaylor Stores Corp.	324,900	13,600
* Bare Escentuals, Inc.	8,547	232
Choice Hotels International, Inc.	266,800	10,912
* Lamar Advertising Co. - Class A	163,125	8,713
* O’Reilly Automotive, Inc.	744,260	24,718
Pool Corp.	541,100	20,832
* Scientific Games Corp.	619,880	19,712
Station Casinos, Inc.	208,400	12,052

Total		117,342

Consumer Staples (0.8%)
Whole Foods Market, Inc.	157,875	9,383

Total		9,383

Energy (7.1%)
* Cameron International Corp.	293,800	14,193
ENSCO International, Inc.	305,200	13,377
* National-Oilwell Varco, Inc.	271,800	15,914
* Newfield Exploration Co.	364,800	14,059
Range Resources Corp.	638,900	16,126
Smith International, Inc.	245,900	9,541

Total		83,210

Financials (15.5%)
Assured Guaranty, Ltd.	695,500	18,034
Brown & Brown, Inc.	545,000	16,655
Chicago Mercantile Exchange Holdings, Inc.	53,000	25,347
The Colonial BancGroup, Inc.	533,900	13,081
* Investment Technology Group, Inc.	196,400	8,789
Investors Financial Services Corp.	379,780	16,361
Legg Mason, Inc.	95,270	9,609
Nuveen Investments - Class A	410,300	21,020
SEI Investments Co.	184,700	10,378
* SVB Financial Group	229,600	10,249
TD Ameritrade Holding Corp.	842,600	15,883
Ventas, Inc.	422,900	16,299

Total		181,705

Health Care (17.0%)
Caremark Rx, Inc.	320,294	18,151
* Celgene Corp.	192,800	8,348
* Covance, Inc.	341,600	22,675
* Cytyc Corp.	200,100	4,898
* DaVita, Inc.	511,200	29,584
* Gen-Probe, Inc.	167,500	7,854
* Intuitive Surgical, Inc.	103,100	10,872
* Kyphon, Inc.	345,400	12,925
Mentor Corp.	129,800	6,541

* ResMed, Inc.	315,800	12,711
* St. Jude Medical, Inc.	365,740	12,907
* Varian Medical Systems, Inc.	338,600	18,078
* VCA Antech, Inc.	732,000	26,396
* Ventana Medical Systems, Inc.	193,100	7,884

Total		199,824

Industrials (15.7%)
The Corporate Executive Board Co.	135,720	12,203
* Corrections Corp. of America	329,650	14,257
Expeditors International of Washington, Inc.	206,560	9,208
Fastenal Co.	260,180	10,035
Graco, Inc.	359,400	14,038
Herman Miller, Inc.	106,200	3,633
* IntercontinentalExchange, Inc.	296,883	22,288
J.B. Hunt Transport Services, Inc.	554,000	11,507
Joy Global, Inc.	257,800	9,696
* Monster Worldwide, Inc.	171,800	6,217
* Nutri/System, Inc.	198,800	12,383
Ritchie Bros. Auctioneers, Inc.	329,200	17,648
Robert Half International, Inc.	462,400	15,708
* Stericycle, Inc.	246,900	17,231
Strayer Education, Inc.	75,400	8,159

Total		184,211

Information Technology (25.8%)
* Activision, Inc.	880,410	13,294
* Alliance Data Systems Corp.	442,900	24,444
* Altera Corp.	714,200	13,127
Amphenol Corp. - Class A	403,600	24,995
* Broadcom Corp. - Class A	168,250	5,105
* Citrix Systems, Inc.	385,000	13,941
* Cognizant Technology Solutions Corp. - Class A	480,500	35,586
* Digital River, Inc.	245,700	12,560
* Euronet Worldwide, Inc.	308,200	7,566
Harris Corp.	454,300	20,212
Jabil Circuit, Inc.	642,000	18,342
KLA-Tencor Corp.	159,180	7,079
* MEMC Electronic Materials, Inc.	228,100	8,355
Microchip Technology, Inc.	501,495	16,258
* SRA International, Inc. - Class A	556,600	16,731
* ValueClick, Inc.	1,067,600	19,793
* VeriFone Holdings, Inc.	697,200	19,905
* WebEx Communications, Inc.	650,300	25,375

Total		302,668

Materials (2.4%)
Praxair, Inc.	477,440	28,245

Total		28,245

Telecommunication Services (0.9%)
* NeuStar, Inc. - Class A	378,000	10,490

Total		10,490

Total Common Stocks (Cost: $1,006,306)		1,117,078

Money Market Investments (4.9%)
Autos (0.8%)
(b) Daimler Chrysler Auto, 5.26%, 10/18/06	10,000,000	9,974

Total		9,974

Federal Government & Agencies (0.1%)
Federal Home Loan, 5.141%, 12/27/06	1,500,000	1,482

Total		1,482

Finance Lessors (2.6%)
Ranger Funding, Co. LLC, 5.26%, 10/16/06	10,000,000	9,976
Thunder Bay Funding, Inc., 5.26%, 10/19/06	10,000,000	9,972
Windmill Funding Corp., 5.26%, 10/17/06	10,000,000	9,975

Total		29,923

Short Term Business Credit (1.4%)
HSBC Finance Corp., 5.22%, 10/3/06	10,000,000	9,996
Old Line Funding Corp., 5.25%, 10/2/06	6,600,000	6,598

Total		16,594

Total Money Market Investments (Cost: $57,973)		57,973

Total Investments (100.1%) (Cost $1,064,279)(a)		1,175,051

Other Assets, Less Liabilities (-0.1%)		(1,148)

Net Assets (100.0%)		1,173,903

*	Non-Income Producing

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $1,064,279 and the net unrealized appreciation of investments based on that cost was $110,772 which is comprised of $139,336 aggregate gross unrealized appreciation and $28,564 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	19	12/06	$125
(Total Notional Value at September 30, 2006, $7,101)

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Foreign Common Stocks (93.9%)	Country	Shares/ $ Par	Value $ (000’s)
Basic Materials (6.9%)
Companhia Vale do Rio Doce, ADR	Brazil	51,800	$1,117
CRH PLC	Ireland	53,635	1,815
* Gammon Lake Resources, Inc.	Canada	77,520	886
* Grafton Group PLC	Ireland	140,180	1,849
Imperial Chemical Industries PLC	United Kingdom	267,765	1,992
K & S AG	Germany	21,100	1,691
Newcrest Mining, Ltd.	Australia	42,815	718
Sumitomo Chemical Co., Ltd.	Japan	197,000	1,471
Sumitomo Titanium Corp.	Japan	20,400	2,426
* Syngenta AG	Switzerland	14,390	2,170

Total			16,135

Conglomerates (0.8%)
TOPIX ETF	Japan	141,800	1,949

Total			1,949

Consumer Cyclical (11.1%)
Esprit Holdings, Ltd.	Hong Kong	183,000	1,660
* Fiat SPA	Italy	156,385	2,492
Inditex SA	Spain	56,910	2,652
Intercontinental Hotels Group PLC	United Kingdom	106,344	1,863
* Kuoni Reisen Holding	Switzerland	3,455	1,777
Leoni AG	Germany	5,385	188
Lindex AB	Sweden	142,590	2,150
Point, Inc.	Japan	14,560	769
Publicis Groupe	France	51,105	2,013
Ryohin Keikaku Co., Ltd.	Japan	17,900	1,265
Societe Television Francaise 1	France	44,910	1,435
Sol Melia SA	Spain	114,385	2,052
Sportingbet PLC	United Kingdom	62,195	215
* Urbi Desarollos Urbanos SA	Mexico	566,280	1,594
Vtech Holdings, Ltd.	Hong Kong	301,000	1,545
Wal-Mart De Mexico SA de CV	Mexico	686,270	2,335

Total			26,005

Consumer Non-Cyclical (8.8%)
Burberry Group PLC	United Kingdom	198,965	1,922
C&C Group PLC	Ireland	167,545	2,275
Coca Cola Hellenic Bottling Co. SA	Greece	56,410	1,944
Davide Campari-Milano SPA	Italy	140,870	1,291
Heineken NV	Netherlands	34,160	1,562
Hugo Boss AG	Germany	33,695	1,453
Iaws Group PLC	Ireland	86,960	1,614
Natura Cosmetico SA	Brazil	159,050	1,952
Reckitt Benckiser PLC	United Kingdom	56,625	2,348
Tesco PLC	United Kingdom	298,750	2,014
Woolworths, Ltd.	Australia	145,825	2,202

Total			20,577

Energy (4.4%)
* Aker Drilling ASA	Norway	159,430	713
BG Group PLC	United Kingdom	77,230	938
* Geo ASA	Norway	90,905	676
Nexen, Inc.	Canada	27,090	1,448
* Petroleum Geo-Services ASA	Norway	24,010	1,170
Sembcorp Marine, Ltd.	Singapore	729,000	1,533
Tenaris SA, ADR	Italy	46,300	1,638
* TGS Nopec Geophysical Co. ASA	Norway	143,300	2,267

Total			10,383

Financials (23.9%)
Admiral Group PLC	United Kingdom	181,425	2,816
Allianz AG	Germany	13,880	2,402
Allied Irish Banks PLC	Ireland	88,350	2,350
Anglo Irish Bank Corp. PLC	Ireland	223,349	3,669
Ardepro Co., Ltd.	Japan	5,125	1,573
Azimut Holding SPA	Italy	157,585	1,798
* Banco Espanol de Credito SA	Spain	114,265	2,357
BNP Paribas	France	24,746	2,663
The Chiba Bank, Ltd.	Japan	218,000	1,943
* China Merchants Bank Co., Ltd.	Hong Kong	35,000	49
Credit Saison Co.	Japan	43,800	1,847
Credit Suisse Group	Switzerland	31,750	1,837
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	34,430	2,144
Fondiaria-Sai SPA	Italy	41,545	1,822
Hopewell Holdings, Ltd.	Hong Kong	562,000	1,594
Hypo Real Estate Holding AG	Germany	26,140	1,631
Hysan Development Co., Ltd.	Hong Kong	649,000	1,664
IKB Deutsche Industriebank AG	Germany	46,655	1,620
ING Groep NV	Netherlands	55,485	2,441
Kenedix, Inc.	Japan	411	2,293
Korean Reinsurance Co.	Korea	157,560	1,948
Manulife Financial Corp.	Canada	62,260	2,009
* NETeller PLC	United Kingdom	72,075	479
* NorGani Hotels ASA	Norway	118,668	1,109
Swiss Life Holding	Switzerland	9,335	2,184
* Tag Tegernsee Immobilien Und Beteiligungs AG	Germany	107,615	1,127
TheToronto-Dominion Bank	Canada	34,075	2,025
UBS AG	Switzerland	32,830	1,947
Unicredito Italiano SPA	Italy	271,650	2,255

Total			55,596

Health Care (7.7%)
CSL, Ltd.	Australia	25,715	1,036
Egis PLC	Hungary	12,295	1,716
Elekta AB	Sweden	107,930	2,032
* Neurochem, Inc.	Canada	44,935	833
Nobel Biocare Holding AG	Switzerland	8,750	2,153
Roche Holding AG	Switzerland	11,860	2,051
Schwarz Pharma AG	Germany	22,670	2,635
Shire PLC, ADR	United Kingdom	34,359	1,697
Stada Arzneimittel AG	Germany	33,420	1,707
Takeda Pharmaceutical Co., Ltd.	Japan	29,400	1,834
Tecan Group AG	Switzerland	7,815	390

Total			18,084

Industrial Goods and Services (13.5%)
ABB, Ltd.	Switzerland	180,265	2,376
* Alstom	France	24,860	2,249
Cae, Inc.	Canada	228,500	1,948
Capita Group PLC	United Kingdom	230,950	2,367

Chiyoda Corp.	Japan	89,000	1,740
Daewoo Shipbuilding & Marine Engineering Co.	Korea	67,450	2,181
* Deutz AG	Germany	62,863	665
Kitz Corp.	Japan	198,000	1,582
Koninklijke BAM Groep NV	Netherlands	104,030	1,839
Metso Corp.	Finland	50,015	1,840
Michael Page International PLC	United Kingdom	319,630	2,303
Neopost SA	France	19,355	2,310
OSG Corp.	Japan	61,500	876
SGS SA	Switzerland	1,460	1,470
Star Micronics Co., Ltd.	Japan	113,700	2,161
* Thielert AG	Germany	21,045	614
Tianjin Development Holdings, Ltd.	Hong Kong	1,008,000	635
Vinci SA	France	22,460	2,502

Total			31,658

Technology (8.8%)
Axell Corp.	Japan	115	373
Cap Gemini SA	France	32,040	1,699
* Gresham Computing PLC	United Kingdom	176,980	408
High Tech Computer Corp.	Taiwan	79,800	2,112
Hoya Corp.	Japan	51,400	1,936
* Hynix Semiconductor, Inc.	Korea	60,380	2,380
Ibiden Co., Ltd.	Japan	44,300	2,340
Infosys Technologies, Ltd.	India	57,855	2,328
Kontron AG	Germany	147,401	1,828
Nippon Electric Glass Co., Ltd.	Japan	35,000	772
* Option NV	Belgium	72,935	1,471
Samsung Electronics Co., Ltd.	Korea	2,190	1,537
Telechips, Inc.	Korea	43,537	1,058
* Temenos Group AG	Switzerland	21,530	275

Total			20,517

Telecommunications (1.1%)
Iliad SA	France	1,460	105
Telenor ASA	Norway	181,070	2,361

Total			2,466

Transportation (2.7%)
Kuehne & Nagel International AG	Switzerland	29,205	2,020
PT Berlian Laju Tanker Tbk	Indonesia	9,447,000	2,177
TNT NV	Netherlands	53,930	2,045

Total			6,242

Utilities (4.2%)
Cez	Czech Republic	49,010	1,733
Cia de Concessoes Rodovia	Brazil	169,160	1,634
Iberdrola SA	Spain	38,585	1,727
Red Electrica de Espana	Spain	55,675	2,161
RWE AG	Germany	27,125	2,502

Total			9,757

Total Foreign Common Stocks (Cost: $188,665)			219,369

Money Market Investments (6.2%)
Federal Government and Agencies (5.3%)
Federal Home Loan Bank Discount Corp., 5.14% 10/11/06	United States	9,000,000	8,986
Federal Home Loan Bank Discount Corp., 5.14% 10/18/06	United States	3,400,000	3,391

Total			12,377

National Commercial Banks (0.9%)
Rabobank USA, 5.35%, 10/2/06	United States	2,100,000	2,099

Total			2,099

Total Money Market Investments (Cost: $14,476)			14,476

Total Investments (100.1%) (Cost $203,141)(a)			233,845

Other Assets, Less Liabilities (-0.1%)			(150)

Net Assets (100.0%)			233,695

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes was $205,041 and the net unrealized appreciation of investments based on that cost was $30,704 which is comprised of $35,866 aggregate gross unrealized appreciation and $5,162 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

Japan	12.5%
United Kingdom	9.1%
Switzerland	8.8%
Germany	8.6%
United States	6.2%
France	6.4%
Ireland	5.8%
Other	42.6%
Total	100.0%

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Foreign Common Stock (94.5%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.7%)
Accor SA	France	173,000	$11,791
Agfa-Gevaert NV	Belgium	291,272	6,907
Bayerische Motoren Werke AG	Germany	251,100	13,450
British Sky Broadcasting Group PLC	United Kingdom	1,225,270	12,526
Burberry Group PLC	United Kingdom	738,190	7,132
Compass Group PLC	United Kingdom	2,915,350	14,643
FUJIFILM Holdings Corp.	Japan	159,300	5,812
GKN PLC	United Kingdom	2,091,540	11,249
Kingfisher PLC	United Kingdom	1,484,070	6,815
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	15,759
Michelin - Class B	France	260,200	19,070
Pearson PLC	United Kingdom	697,770	9,936
Reed Elsevier NV	Netherlands	645,340	10,761
* Securitas Direct AB - Class B	Sweden	652,300	1,638
Sony Corp.	Japan	323,400	13,087
* Thomson	France	1,088,780	17,106
Valeo SA	France	135,280	4,825
Wolters Kluwer NV	Netherlands	166,630	4,346

Total			186,853

Consumer Staples (3.0%)
Alliance Boots PLC	United Kingdom	462,082	6,705
Cadbury Schweppes PLC	United Kingdom	1,086,340	11,563
Nestle SA	Switzerland	38,980	13,591
Unilever PLC	United Kingdom	348,295	8,589

Total			40,448

Energy (5.1%)
BP PLC	United Kingdom	1,037,940	11,311
ENI SPA	Italy	414,535	12,284
Repsol YPF SA	Spain	493,680	14,692
Royal Dutch Shell PLC - Class B	United Kingdom	410,435	13,933
SBM Offshore NV	Netherlands	451,200	12,261
Total SA	France	84,728	5,560

Total			70,041

Financials (18.3%)
ACE, Ltd.	Bermuda	234,580	12,839
Australia and New Zealand Banking Group, Ltd.	Australia	89,588	1,793
AXA	France	512,174	18,886
Banco Santander Central Hispano SA	Spain	906,009	14,326
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	11,113
DBS Group Holdings, Ltd.	Singapore	1,192,000	14,410
HSBC Holdings PLC	United Kingdom	530,937	9,684
ING Groep NV	Netherlands	436,000	19,179
Kookmin Bank	South Korea	226,500	17,857
Lloyds TSB Group PLC	United Kingdom	1,165,150	11,770
National Australia Bank, Ltd.	Australia	514,532	14,074
Nomura Holdings, Inc.	Japan	332,400	5,853
Nordea Bank AB - FDR	Sweden	1,651,590	21,676
Royal Bank of Scotland Group PLC	United Kingdom	303,290	10,443

Sompo Japan Insurance, Inc.	Japan	1,103,000	14,445
Standard Chartered PLC	United Kingdom	370,360	9,486
Swire Pacific, Ltd. - Class A	Hong Kong	1,276,500	13,329
Swiss Re	Switzerland	180,212	13,792
Unicredito Italiano SPA	Italy	860,800	7,144
XL Capital, Ltd. - Class A	Bermuda	94,850	6,516

Total			248,615

Health Care (5.6%)
Celesio AG	Germany	261,230	13,618
* CK Life Sciences International Holdings, Inc.	Hong Kong	44,991	4
GlaxoSmithKline PLC	United Kingdom	365,910	9,742
Olympus Corp.	Japan	236,500	6,967
Ono Pharmaceutical Co., Ltd.	Japan	94,800	4,221
Sanofi-Aventis	France	164,625	14,655
Shire PLC	United Kingdom	878,760	14,611
Symbion Health, Ltd.	Australia	10	0
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	13,009

Total			76,827

Industrials (14.4%)
Atlas Copco AB - Class A	Sweden	665,280	17,476
BAE Systems PLC	United Kingdom	3,411,020	25,244
* British Airways PLC	United Kingdom	1,228,800	9,824
Deutsche Post AG	Germany	602,100	15,804
East Japan Railway Co.	Japan	876	6,126
Empresa Brasileira de Aeronautica SA, ADR	Brazil	259,710	10,199
Hutchinson Whampoa, Ltd.	Hong Kong	1,826,000	16,114
Qantas Airways, Ltd.	Australia	2,552,550	7,438
Rentokil Initial PLC	United Kingdom	2,672,940	7,332
Rolls-Royce Group PLC	United Kingdom	1,916,990	16,259
Securitas AB - Class B	Sweden	652,300	8,189
* Securitas Systems AB - Class B	Sweden	652,300	2,448
Siemens AG, ADR	Germany	199,230	17,353
Smiths Group PLC	United Kingdom	480,490	8,065
* Vestas Wind Systems A/S	Denmark	600,180	16,026
Volvo AB - Class B	Sweden	199,840	11,903

Total			195,800

Information Technology (8.0%)
* Check Point Software Technologies, Ltd.	Israel	387,430	7,381
Compal Electronics, Inc.	Taiwan	5,975,495	5,290
Hitachi, Ltd.	Japan	1,198,000	6,988
* Infineon Technologies AG	Germany	1,122,690	13,311
Lite-On Technology Corp.	Taiwan	4,895,950	6,043
Mabuchi Motor Co., Ltd.	Japan	147,600	9,022
Nintendo Co., Ltd.	Japan	64,600	13,311
Samsung Electronics Co., Ltd.	South Korea	46,140	32,376
Toshiba Corp.	Japan	2,350,000	15,239

Total			108,961

Materials (7.8%)
Akzo Nobel NV	Netherlands	234,050	14,417
Alcan, Inc.	Canada	255,260	10,174
Alumina, Ltd.	Australia	1,908,930	8,807
* Arkema	France	2,118	100
BASF AG	Germany	166,900	13,365
BHP Billiton, Ltd.	Australia	565,160	10,796
Companhia Vale do Rio Doce, ADR	Brazil	440,500	8,154

* Domtar, Inc.	Canada	1,006,610	5,908
Norske Skogindustrier ASA	Norway	978,371	14,705
Stora Enso OYJ - Class R	Finland	658,140	9,981
UPM-Kymmene OYJ	Finland	394,760	9,381

Total			105,788

Telecommunication Services (11.3%)
BCE, Inc.	Canada	394,282	10,695
China Telecom Corp., Ltd.	China	17,338,000	6,276
Chunghwa Telecom Co., Ltd.	Taiwan	301,430	5,218
France Telecom SA	France	756,770	17,369
KT Corp., ADR	South Korea	385,100	8,268
Nippon Telegraph and Telephone Corp.	Japan	1,930	9,476
Portugal Telecom SGPS SA	Portugal	632,670	7,902
SK Telecom Co., Ltd., ADR	South Korea	322,890	7,630
Tele Norte Leste Participacoes SA, ADR	Brazil	1,006,600	13,800
Telefonica SA, ADR	Spain	395,838	20,509
Telefonos de Mexico SA de CV, ADR	Mexico	514,688	13,166
Telenor ASA	Norway	1,208,610	15,759
Vodafone Group PLC	United Kingdom	8,017,483	18,352

Total			154,420

Utilities (7.3%)
E.ON AG	Germany	146,700	17,389
Electricite de France	France	258,050	14,332
Endesa SA	Spain	139,610	5,939
Hongkong Electric Holdings, Ltd.	Hong Kong	1,549,500	7,240
Iberdrola SA	Spain	325,780	14,583
Korea Electric Power Corp.	South Korea	365,650	14,240
National Grid PLC	United Kingdom	666,512	8,330
Suez SA	France	383,320	16,857

Total			98,910

Total Foreign Common Stock (Cost: $892,506)			1,286,663

Money Market Investment (4.8%)
Autos (1.6%)
Daimler Chrysler Revolving Auto Conduit LLC, 5.26%, 10/19/06	United States	10,000,000	9,972
New Center Asset Trust, 5.27%, 10/11/06	United States	10,000,000	9,985

Total			19,957

Finance Lessors (0.7%)
Ranger Funding Co. LLC, 5.26%, 10/23/06	United States	10,000,000	9,966

Total			9,966

Finance Services (0.7%)
Preferred Receivable Funding Corp., 5.26%, 10/16/06	United States	10,000,000	9,977

Total			9,977

National Commercial Banks (0.4%)
Rabobank USA Financial Corp., 5.35%, 10/2/06	United States	5,500,000	5,498

Total			5,498

Security Brokers and Dealers (0.7%)
Morgan Stanley, 5.26%, 10/4/06	United States	10,000,000	9,994

Total			9,994

Short Term Business Credit (0.7%)
Sheffield Receivables, 5.26%, 10/6/06	United States	10,000,000	9,991

Total			9,991

Total Money Market Investment (Cost: $65,383)			65,383

Total Investments (99.3%) (Cost $957,889)(a)			1,352,046

Other Assets, Less Liabilities (0.7%)			8,879

Net Assets (100.0%)			1,360,925

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes was $957,889 and the net unrealized appreciation of investments based on that cost was $394,157 which is comprised of $416,003 aggregate gross unrealized appreciation and $21,846 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

United Kingdom	20.2%
France	10.4%
Japan	9.1%
Germany	7.7%
South Korea	5.9%
Netherlands	5.7%
Spain	5.2%
Other	35.8%
Total	100.00%

Northwestern Mutual Series Fund, Inc.

AllianceBernstein Mid Cap Value Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (15.1%)
ArvinMeritor, Inc.	97,000	$1,381
* AutoNation, Inc.	33,703	704
* Big Lots, Inc.	57,500	1,139
* Charming Shoppes, Inc.	33,000	471
Furniture Brands International, Inc.	52,000	990
* Jack in the Box, Inc.	26,000	1,357
Liz Claiborne, Inc.	27,400	1,083
* Office Depot, Inc.	21,400	850
* Papa John’s International, Inc.	46,300	1,672
* Payless ShoeSource, Inc.	45,775	1,140
The Reader’s Digest Association, Inc.	83,200	1,078
Saks, Inc.	89,400	1,545
* TRW Automotive Holdings Corp.	54,100	1,302
* Vail Resorts, Inc.	45,200	1,809
VF Corp.	13,900	1,014

Total		17,535

Consumer Staples (5.3%)
Corn Products International, Inc.	18,200	592
Longs Drug Stores Corp.	26,400	1,215
Molson Coors Brewing Co.	20,100	1,385
* Performance Food Group Co.	55,900	1,570
Universal Corp.	39,400	1,439

Total		6,201

Energy (2.5%)
* Hanover Compressor Co.	76,800	1,400
* Plains Exploration & Production Co.	13,700	588
Rowan Companies, Inc.	16,700	528
* Todco - Class A	12,200	422

Total		2,938

Financials (24.2%)
A.G. Edwards, Inc.	20,500	1,092
* Arch Capital Group, Ltd.	34,200	2,172
Aspen Insurance Holdings, Ltd.	59,100	1,527
Astoria Financial Corp.	54,250	1,672
Central Pacific Financial Corp.	38,400	1,405
Digital Realty Trust, Inc.	39,000	1,221
FelCor Lodging Trust, Inc.	85,200	1,708
Mid-America Apartment Communities, Inc.	18,700	1,145
Old Republic International Corp.	86,000	1,905
Platinum Underwriters Holdings, Ltd.	62,000	1,911
Provident Financial Services, Inc.	85,000	1,573
Radian Group, Inc.	26,600	1,596
RenaissanceRe Holdings, Ltd.	10,100	562
Sovereign Bancorp, Inc.	40,530	872
StanCorp Financial Group, Inc.	38,000	1,696
Strategic Hotels & Resorts, Inc.	26,500	527
Trustmark Corp.	43,900	1,380
UnionBanCal Corp.	17,000	1,035

Washington Federal, Inc.	11,200	251
Webster Financial Corp.	30,700	1,446
Whitney Holding Corp.	39,850	1,425

Total		28,121

Health Care (3.6%)
* Endo Pharmacutical Holdings, Inc.	18,561	604
* King Pharmaceuticals, Inc.	32,600	555
PerkinElmer, Inc.	80,600	1,526
Universal Health Services, Inc. - Class B	26,000	1,558

Total		4,243

Industrials (19.1%)
Acuity Brands, Inc.	35,600	1,616
* Alaska Air Group, Inc.	34,600	1,316
Briggs & Stratton Corp.	35,200	970
Con-way, Inc.	31,700	1,421
* Continental Airlines, Inc. - Class B	52,500	1,486
Cooper Industries, Ltd. - Class A	12,000	1,023
GATX Corp.	44,900	1,858
* The Genlyte Group, Inc.	9,100	648
Goodrich Corp.	24,900	1,009
Harsco Corp.	9,700	753
Laidlaw International, Inc.	66,700	1,823
Mueller Industries, Inc.	34,600	1,217
* Quanta Services, Inc.	63,600	1,072
Ryder System, Inc.	28,200	1,457
SPX Corp.	35,500	1,897
* Terex Corp.	43,000	1,945
* United Stationers, Inc.	14,500	674

Total		22,185

Information Technology (11.8%)
* ADC Telecommunications, Inc.	24,571	369
* Andrew Corp.	105,000	969
* Arrow Electronics, Inc.	30,400	834
AVX Corp.	20,100	356
* Celestica, Inc.	113,100	1,215
* Checkpoint Systems, Inc.	36,900	609
* CommScope, Inc.	57,000	1,872
* CSG Systems International, Inc.	59,200	1,565
IKON Office Solutions, Inc.	122,100	1,640
* Intergraph Corp.	13,400	575
* Sanmina-SCI Corp.	124,900	467
* Tech Data Corp.	18,000	658
* Vishay Intertechnology, Inc.	92,100	1,293
* Zoran Corp.	81,600	1,312

Total		13,734

Materials (7.7%)
Albemarle Corp.	10,200	554
Ashland, Inc.	18,400	1,174
Celanese Corp.	31,600	566
* Chaparral Steel Co.	16,600	565
Commercial Metals Co.	22,800	464
Cytec Industries, Inc.	3,400	189
The Lubrizol Corp.	11,200	512
* Owens-Illinois, Inc.	69,100	1,066
Quanex Corp.	15,200	461

Reliance Steel & Aluminum Co.	22,200	714
Silgan Holdings, Inc.	35,600	1,336
Steel Dynamics, Inc.	22,500	1,135
Texas Industries, Inc.	5,300	276

Total		9,012

Utilities (5.6%)
* Allegheny Energy, Inc.	57,500	2,309
Northeast Utilities	49,800	1,159
Puget Energy, Inc.	68,700	1,562
Wisconsin Energy Corp.	34,000	1,467

Total		6,497

Total Common Stocks (Cost: $98,613)		110,466

Money Market Investments (5.3%)
Federal Government & Agencies (4.7%)
Federal Home Loan Bank Discount Corp., 5.11%, 10/11/06	1,000,000	998
Federal Home Loan Bank Discount Corp., 5.15%, 10/11/06	1,300,000	1,298
Federal Home Loan Bank Discount Corp., 5.145%, 10/18/06	3,200,000	3,192

Total		5,488

National Commercial Banks (0.6%)
Rabobank USA, 5.35%, 10/2/06	700,000	700

Total		700

Total Money Market Investments (Cost: $6,188)		6,188

Total Investments (100.2%) (Cost $104,801)(a)		116,654

Other Assets, Less Liabilities (-0.2%)		(207)

Net Assets (100.0%)		116,447

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $104,801 and the net unrealized appreciation of investments based on that cost was $11,853 which is comprised of $15,384 aggregate gross unrealized appreciation and $3,531 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Common Stocks (92.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.0%)
* 99 Cents Only Stores	20,333	$241
Abercrombie & Fitch Co. - Class A	38,500	2,675
Advance Auto Parts, Inc.	45,900	1,512
* Aeropostale, Inc.	23,100	675
American Eagle Outfitters, Inc.	58,300	2,555
American Greetings Corp. - Class A	25,000	578
* AnnTaylor Stores Corp.	31,750	1,329
Applebee’s International, Inc.	32,500	699
ArvinMeritor, Inc.	30,850	439
Avis Budget Group, Inc.	43,770	801
Bandag, Inc.	5,000	205
Barnes & Noble, Inc.	22,400	850
Beazer Homes USA, Inc.	17,100	668
Belo Corp. - Class A	38,400	607
Blyth, Inc.	11,000	268
Bob Evans Farms, Inc.	15,900	481
Borders Group, Inc.	27,100	553
BorgWarner, Inc.	25,100	1,435
Boyd Gaming Corp.	18,500	711
Brinker International, Inc.	36,150	1,449
Callaway Golf Co.	27,500	361
* Career Education Corp.	41,400	932
* CarMax, Inc.	46,500	1,940
Catalina Marketing Corp.	16,000	440
CBRL Group, Inc.	13,500	546
* Charming Shoppes, Inc.	53,600	765
* The Cheesecake Factory, Inc.	34,550	939
* Chico’s FAS, Inc.	76,700	1,651
Claire’s Stores, Inc.	41,600	1,213
* Coldwater Creek, Inc.	26,300	756
* Corinthian Colleges, Inc.	37,600	406
* DeVry, Inc.	26,000	553
* Dollar Tree Stores, Inc.	44,600	1,381
* Emmis Communications Corp. - Class A	14,160	173
Entercom Communications Corp.	12,200	307
Foot Locker, Inc.	68,000	1,717
Furniture Brands International, Inc.	21,100	402
* GameStop Corp. - Class A	32,900	1,523
Gentex Corp.	64,200	912
* Hanesbrands, Inc.	41,500	934
Harte-Hanks, Inc.	21,750	573
* Hovnanian Enterprises, Inc. - Class A	15,900	467
International Speedway Corp. - Class A	15,600	778
* ITT Educational Services, Inc.	14,400	955
* Laureate Education, Inc.	22,419	1,073
Lear Corp.	29,400	609
Lee Enterprises, Inc.	20,100	507
M.D.C. Holdings, Inc.	15,100	701
Media General, Inc. - Class A	10,500	396
Michaels Stores, Inc.	58,300	2,538
Modine Manufacturing Co.	14,400	350
* Mohawk Industries, Inc.	23,400	1,742
* O’Reilly Automotive, Inc.	49,600	1,647
OSI Restaurant Partners, Inc.	32,500	1,031
* Pacific Sunwear of California, Inc.	30,300	457
* Payless ShoeSource, Inc.	28,742	716
PETsMART, Inc.	61,100	1,696
Pier 1 Imports, Inc.	38,200	283
Polo Ralph Lauren Corp.	27,000	1,747

The Reader’s Digest Association, Inc.	42,100	546
Regis Corp.	19,800	710
* Rent-A-Center, Inc.	30,500	893
Ross Stores, Inc.	61,700	1,568
Ruby Tuesday, Inc.	25,800	727
The Ryland Group, Inc.	19,100	825
Saks, Inc.	59,900	1,035
* Scholastic Corp.	11,200	349
* Scientific Games Corp.	29,100	925
Sotheby’s	24,200	780
Thor Industries, Inc.	15,600	642
* The Timberland Co. - Class A	22,400	644
* Toll Brothers, Inc.	55,000	1,544
Tupperware Brands Corp.	26,500	516
* Urban Outfitters, Inc.	49,100	869
* Valassis Communications, Inc.	20,900	369
The Washington Post Co. - Class B	2,500	1,843
Westwood One, Inc.	30,600	217
Williams-Sonoma, Inc.	49,600	1,607

Total		71,457

Consumer Staples (1.9%)
* BJ’s Wholesale Club, Inc.	28,400	829
Church & Dwight Co., Inc.	28,350	1,109
* Energizer Holdings, Inc.	25,100	1,806
Hormel Foods Corp.	32,000	1,151
The J.M. Smucker Co.	25,096	1,203
Lancaster Colony Corp.	10,300	461
PepsiAmericas, Inc.	26,500	566
Ruddick Corp.	15,600	406
* Smithfield Foods, Inc.	43,300	1,170
Tootsie Roll Industries, Inc.	11,634	341
Universal Corp.	11,300	413

Total		9,455

Energy (7.5%)
Arch Coal, Inc.	62,700	1,813
* Cameron International Corp.	48,800	2,358
* Denbury Resources, Inc.	52,100	1,506
ENSCO International, Inc.	67,100	2,941
* FMC Technologies, Inc.	29,969	1,609
* Forest Oil Corp.	23,900	755
* Grant Prideco, Inc.	57,000	2,168
* Hanover Compressor Co.	45,100	822
Helmerich & Payne, Inc.	46,000	1,059
* Newfield Exploration Co.	57,100	2,201
Noble Energy, Inc.	77,200	3,520
Overseas Shipholding Group, Inc.	13,000	803
Patterson-UTI Energy, Inc.	72,600	1,725
Peabody Energy Corp.	115,500	4,247
Pioneer Natural Resources Co.	54,500	2,132
* Plains Exploration & Production Co.	33,500	1,437
Pogo Producing Co.	25,400	1,040
* Pride International, Inc.	71,300	1,955
* Quicksilver Resources, Inc.	24,100	769
* Southwestern Energy Co.	73,500	2,195
Tidewater, Inc.	25,500	1,127

Total		38,182

Financials (16.9%)
A.G. Edwards, Inc.	33,400	1,780
AMB Property Corp.	38,600	2,127

American Financial Group, Inc.	20,300	953
* AmeriCredit Corp.	54,700	1,367
AmerUs Group Co.	18,800	1,279
Arthur J. Gallagher & Co.	42,500	1,133
Associated Banc-Corp.	57,763	1,877
Astoria Financial Corp.	37,800	1,165
Bank of Hawaii Corp.	22,000	1,060
Brown & Brown, Inc.	50,000	1,528
Cathay General Bancorp	22,500	812
City National Corp.	17,700	1,187
The Colonial BancGroup, Inc.	67,700	1,659
Cullen/Frost Bankers, Inc.	24,300	1,405
Developers Diversified Realty Corp.	48,000	2,675
Eaton Vance Corp.	55,500	1,602
Everest Re Group, Ltd.	28,400	2,769
Fidelity National Financial, Inc.	77,015	3,207
First American Corp.	42,200	1,787
First Niagara Financial Group, Inc.	48,300	704
FirstMerit Corp.	35,000	811
Greater Bay Bancorp	22,300	629
Hanover Insurance Group, Inc.	22,300	995
HCC Insurance Holdings, Inc.	48,550	1,596
Highwoods Properties, Inc.	24,000	893
Horace Mann Educators Corp.	18,600	358
Hospitality Properties Trust	32,500	1,534
IndyMac Bancorp, Inc.	30,000	1,235
Investors Financial Services Corp.	28,900	1,245
Jefferies Group, Inc.	44,100	1,257
Leucadia National Corp.	70,900	1,855
Liberty Property Trust	39,300	1,878
Longview Fibre Co.	28,775	585
The Macerich Co.	31,400	2,398
Mack-Cali Realty Corp.	27,300	1,414
Mercantile Bankshares Corp.	54,750	1,986
Mercury General Corp.	15,500	769
New Plan Excel Realty Trust	45,800	1,239
New York Community Bancorp, Inc.	113,321	1,856
Ohio Casualty Corp.	26,800	693
Old Republic International Corp.	100,575	2,228
The PMI Group, Inc.	37,800	1,656
Potlatch Corp.	16,947	629
Protective Life Corp.	30,600	1,400
Radian Group, Inc.	35,700	2,142
Raymond James Financial, Inc.	39,525	1,156
Rayonier, Inc.	33,466	1,265
Regency Centers Corp.	30,000	2,063
SEI Investments Co.	27,600	1,551
StanCorp Financial Group, Inc.	23,800	1,062
* SVB Financial Group	15,100	674
TCF Financial Corp.	49,300	1,296
Texas Regional Bancshares, Inc. - Class A	20,090	772
United Dominion Realty Trust, Inc.	58,800	1,776
Unitrin, Inc.	17,900	791
W.R. Berkley Corp.	73,550	2,602
Waddell & Reed Financial, Inc. - Class A	37,000	916
Washington Federal, Inc.	38,165	856
Webster Financial Corp.	23,000	1,084
Weingarten Realty Investors	34,500	1,484
Westamerica Bancorporation	13,600	687
Wilmington Trust Corp.	30,000	1,337

Total		86,729

Health Care (10.1%)
* Advanced Medical Optics, Inc.	25,912	1,025
* Affymetrix, Inc.	29,600	638
* Apria Healthcare Group, Inc.	18,500	365
Beckman Coulter, Inc.	27,100	1,560

* Cephalon, Inc.	26,500	1,636
* Charles River Laboratories International, Inc.	29,900	1,298
* Community Health Systems, Inc.	41,300	1,543
* Covance, Inc.	27,900	1,852
* Cytyc Corp.	49,200	1,204
DENTSPLY International, Inc.	67,200	2,023
* Edwards Lifesciences Corp.	25,500	1,188
* Gen-Probe, Inc.	22,600	1,060
* Health Net, Inc.	50,700	2,206
* Henry Schein, Inc.	38,500	1,930
Hillenbrand Industries, Inc.	26,800	1,527
* Intuitive Surgical, Inc.	16,100	1,698
* Invitrogen Corp.	23,400	1,484
* LifePoint Hospitals, Inc.	25,000	883
* Lincare Holdings, Inc.	40,900	1,417
* Martek Biosciences Corp.	13,900	299
Medicis Pharmaceutical Corp.	23,900	773
* Millennium Pharmaceuticals, Inc.	137,800	1,371
Omnicare, Inc.	53,000	2,284
* Par Pharmaceutical Cos, Inc.	15,100	275
* PDL BioPharma, Inc.	50,200	964
Perrigo Co.	33,200	563
Pharmaceutical Product Development, Inc.	45,000	1,606
* Psychiatric Solutions, Inc.	23,200	791
* ResMed, Inc.	32,700	1,316
* Sepracor, Inc.	47,800	2,316
STERIS Corp.	28,300	681
* Techne Corp.	17,200	875
* Triad Hospitals, Inc.	38,439	1,692
Universal Health Services, Inc. - Class B	24,900	1,492
Valeant Pharmaceuticals International	40,600	803
* Varian, Inc.	13,500	619
* Varian Medical Systems, Inc.	56,800	3,034
* VCA Antech, Inc.	36,400	1,313
* Vertex Pharmaceuticals, Inc.	52,800	1,777

Total		51,381

Industrials (14.2%)
Adesa, Inc.	39,300	908
* AGCO Corp.	39,800	1,009
* AirTran Holdings, Inc.	39,700	394
* Alaska Air Group, Inc.	17,400	662
Alexander & Baldwin, Inc.	18,800	834
* Alliant Techsystems, Inc.	15,200	1,232
AMETEK, Inc.	30,800	1,341
Banta Corp.	10,500	500
The Brink’s Co.	20,700	1,098
C.H. Robinson Worldwide, Inc.	75,800	3,379
Carlisle Companies, Inc.	13,500	1,135
* ChoicePoint, Inc.	37,100	1,328
Con-way, Inc.	21,000	941
* Copart, Inc.	30,800	868
The Corporate Executive Board Co.	17,600	1,582
Crane Co.	22,500	941
Deluxe Corp.	22,500	385
Donaldson Co., Inc.	31,100	1,148
DRS Technologies, Inc.	17,600	769
* The Dun & Bradstreet Corp.	27,500	2,062
Expeditors International of Washington, Inc.	93,200	4,154
Fastenal Co.	54,700	2,110
Federal Signal Corp.	20,800	317
* Flowserve Corp.	24,700	1,250
GATX Corp.	22,400	927
Graco, Inc.	29,700	1,160
Granite Construction, Inc.	14,800	790
Harsco Corp.	18,400	1,429
Herman Miller, Inc.	28,800	985

HNI Corp.	21,900	911
Hubbell, Inc. - Class B	26,600	1,274
J.B. Hunt Transport Services, Inc.	46,400	964
* Jacobs Engineering Group, Inc.	25,700	1,921
* JetBlue Airways Corp.	76,725	711
Joy Global, Inc.	51,850	1,950
Kelly Services, Inc. - Class A	9,300	255
Kennametal, Inc.	16,900	957
* Korn/Ferry International	19,100	400
Lincoln Electric Holdings, Inc.	18,600	1,013
Manpower, Inc.	37,800	2,316
Mine Safety Appliances Co.	13,200	470
MSC Industrial Direct Co., Inc. - Class A	23,900	974
* Navigant Consulting, Inc.	23,200	465
Nordson Corp.	14,700	586
Oshkosh Truck Corp.	32,200	1,625
Pentair, Inc.	44,200	1,158
Precision Castparts Corp.	59,200	3,738
* Quanta Services, Inc.	51,800	873
Republic Services, Inc.	50,100	2,015
Rollins, Inc.	13,025	275
Roper Industries, Inc.	38,000	1,700
* Sequa Corp. - Class A	3,000	282
SPX Corp.	25,300	1,352
* Stericycle, Inc.	19,300	1,347
* Swift Transportation Co., Inc.	23,600	560
Teleflex, Inc.	17,500	974
* Thomas & Betts Corp.	22,700	1,083
The Timken Co.	41,100	1,224
Trinity Industries, Inc.	34,850	1,121
* United Rentals, Inc.	28,900	672
Werner Enterprises, Inc.	22,250	416
* YRC Worldwide, Inc.	25,100	930

Total		72,150

Information Technology (14.7%)
* 3Com Corp.	172,200	759
* Activision, Inc.	109,066	1,647
Acxiom Corp.	29,602	730
ADTRAN, Inc.	28,300	675
* Advent Software, Inc.	8,900	322
* Alliance Data Systems Corp.	29,100	1,606
Amphenol Corp. - Class A	39,100	2,421
* Andrew Corp.	70,200	648
* Arrow Electronics, Inc.	53,400	1,465
* Atmel Corp.	187,200	1,131
* Avnet, Inc.	55,800	1,095
* Avocent Corp.	22,400	675
* The BISYS Group, Inc.	52,600	571
* Cadence Design Systems, Inc.	122,600	2,079
CDW Corp.	26,200	1,616
* Ceridian Corp.	60,700	1,357
* CheckFree Corp.	38,900	1,607
* Cognizant Technology Solutions Corp. - Class A	61,600	4,563
* CommScope, Inc.	25,800	848
* Cree, Inc.	33,800	680
* CSG Systems International, Inc.	21,000	555
* Cypress Semiconductor Corp.	61,700	1,096
Diebold, Inc.	28,700	1,249
* DST Systems, Inc.	25,500	1,573
* Dycom Industries, Inc.	17,800	383
* F5 Networks, Inc.	17,700	951
Fair Isaac Corp.	27,500	1,006
* Fairchild Semiconductor International, Inc.	53,500	1,000
Fidelity National Information Services, Inc.	28,400	1,051
* Gartner, Inc.	24,900	438
Harris Corp.	58,500	2,603

Imation Corp.	15,100	606
* Ingram Micro, Inc. - Class A	60,500	1,159
* Integrated Device Technology, Inc.	87,230	1,401
* International Rectifier Corp.	31,300	1,090
Intersil Corp. - Class A	61,200	1,502
Jack Henry & Associates, Inc.	34,300	747
* KEMET Corp.	37,500	303
* Lam Research Corp.	62,000	2,810
* Lattice Semiconductor Corp.	50,000	341
* Macrovision Corp.	23,100	547
* McAfee, Inc.	69,700	1,705
* McDATA Corp. - Class A	69,600	350
* MEMC Electronic Materials, Inc.	72,800	2,667
* Mentor Graphics Corp.	35,500	500
* Micrel, Inc.	25,900	248
Microchip Technology, Inc.	93,912	3,046
MoneyGram International, Inc.	36,900	1,072
* MPS Group, Inc.	45,300	684
National Instruments Corp.	24,750	677
* Newport Corp.	17,800	290
* Palm, Inc.	45,200	658
Plantronics, Inc.	20,500	359
* Plexus Corp.	20,200	388
* Polycom, Inc.	38,500	944
* Powerwave Technologies, Inc.	49,200	374
The Reynolds and Reynolds Co. - Class A	23,600	932
* RF Micro Devices, Inc.	83,700	634
* Semtech Corp.	31,800	406
* Silicon Laboratories, Inc.	24,500	760
* SRA International, Inc. - Class A	17,900	538
* Sybase, Inc.	39,100	948
* Synopsys, Inc.	61,700	1,217
* Tech Data Corp.	24,000	877
* Transaction Systems Architects, Inc.	16,400	563
* TriQuint Semiconductor, Inc.	60,311	314
* UTStarcom, Inc.	46,500	412
* Vishay Intertechnology, Inc.	80,587	1,131
* Western Digital Corp.	96,500	1,747
* Wind River Systems, Inc.	32,600	349
* Zebra Technologies Corp. - Class A	31,000	1,108

Total		74,804

Materials (4.7%)
Airgas, Inc.	34,000	1,230
Albemarle Corp.	17,200	934
Bowater, Inc.	24,400	502
Cabot Corp.	27,700	1,030
Chemtura Corp.	105,163	912
Commercial Metals Co.	52,400	1,065
Cytec Industries, Inc.	18,100	1,006
Ferro Corp.	18,600	331
Florida Rock Industries, Inc.	21,600	836
FMC Corp.	17,100	1,096
Glatfelter	19,600	266
The Lubrizol Corp.	29,900	1,367
Lyondell Chemical Co.	92,100	2,336
Martin Marietta Materials, Inc.	19,800	1,675
Minerals Technologies, Inc.	8,600	459
Olin Corp.	31,700	487
Packaging Corp. of America	35,500	824
Reliance Steel & Aluminum Co.	28,000	900
RPM International, Inc.	51,900	986
The Scotts Miracle-Gro Co. - Class A	20,200	899
Sensient Technologies Corp.	20,300	397
Sonoco Products Co.	43,300	1,457
Steel Dynamics, Inc.	19,900	1,004
The Valspar Corp.	44,400	1,181

Worthington Industries, Inc.	31,800	543

Total		23,723

Telecommunication Services (0.5%)
* Cincinnati Bell, Inc.	107,900	520
Telephone and Data Systems, Inc.	45,500	1,916

Total		2,436

Utilities (7.7%)
AGL Resources, Inc.	34,000	1,241
Alliant Energy Corp.	51,500	1,840
Aqua America, Inc.	57,433	1,260
* Aquila, Inc.	163,500	708
Black Hills Corp.	14,500	487
DPL, Inc.	49,900	1,353
Duquesne Light Holdings, Inc.	34,400	676
Energy East Corp.	64,600	1,532
Equitable Resources, Inc.	52,700	1,843
Great Plains Energy, Inc.	35,100	1,089
Hawaiian Electric Industries, Inc.	35,500	961
IDACORP, Inc.	18,700	707
MDU Resources Group, Inc.	78,700	1,758
National Fuel Gas Co.	36,400	1,323
Northeast Utilities	67,200	1,564
NSTAR	46,700	1,558
OGE Energy Corp.	39,800	1,437
ONEOK, Inc.	48,000	1,814
Pepco Holdings, Inc.	83,300	2,013
PNM Resources, Inc.	30,450	840
Puget Energy, Inc.	50,800	1,155
Questar Corp.	37,500	3,067
SCANA Corp.	50,700	2,042
* Sierra Pacific Resouces	96,581	1,385
Vectren Corp.	33,300	894
Westar Energy, Inc.	38,100	896
WGL Holdings, Inc.	21,300	668
Wisconsin Energy Corp.	51,100	2,204
WPS Resources Corp.	18,800	933

Total		39,248

Total Common Stocks (Cost: $383,829)		469,565

Money Market Investments (7.4%)
Autos (2.3%)
(b) Daimler Chrysler Auto, 5.26%, 10/19/06	6,000,000	5,983
(b) Fcar Owner Trust 1, 5.27%, 10/24/06	6,100,000	6,080

Total		12,063

Federal Government & Agencies (0.4%)
(b) Federal Home Loan, 5.141%, 12/27/06	2,000,000	1,976

Total		1,976

Finance Lessors (2.4%)
(b) Ranger Funding, Co. LLC, 5.26%, 10/2/06	6,000,000	5,998
(b) Thunder Bay Funding, Inc., 5.27%, 10/31/06	6,000,000	5,973

Total		11,971

Finance Services (1.2%)
(b) Bryant Park Funding LLC, 5.28%, 10/12/06	6,000,000	5,989

Total		5,989

National Commercial Banks (1.1%)
(b) Rabobank USA, 5.35%, 10/2/06	5,400,000	5,398

Total		5,398

Total Money Market Investments (Cost: $37,396)		37,397

Total Investments (99.6%) (Cost $421,225)(a)		506,962

Other Assets, Less Liabilities (0.4%)		1,803

Net Assets (100.0%)		508,765

*	Non-Income Producing

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $421,225 and the net unrealized appreciation of investments based on that cost was $85,737 which is comprised of $115,139 aggregate gross unrealized appreciation and $29,402 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	98	12/06	$608
(Total Notional Value at September 30, 2006, $36,661)

Northwestern Mutual Series Fund, Inc.

Janus Capital Appreciation Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Common Stocks (95.3%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.0%)
Boyd Gaming Corp.	35,625	$1,369
* Comcast Corporation - Class A	37,590	1,384
Federated Department Stores, Inc.	130,360	5,633
Harrah’s Entertainment, Inc.	47,255	3,139
J.C. Penney Co., Inc.	49,565	3,390

Total		14,915

Consumer Staples (7.9%)
Bunge, Ltd.	24,775	1,436
The Procter & Gamble Co.	93,750	5,810
Whole Foods Market, Inc.	43,700	2,597

Total		9,843

Energy (13.8%)
Apache Corp.	18,190	1,150
ConocoPhillips	74,285	4,421
EOG Resources, Inc.	18,720	1,218
Hess Corp.	28,290	1,172
Occidental Petroleum Corp.	29,840	1,436
Peabody Energy Corp.	22,095	813
Suncor Energy, Inc.	71,285	5,135
Valero Energy Corp.	35,740	1,840

Total		17,185

Financials (22.6%)
American Express Co.	97,640	5,476
Commerce Bancorp, Inc.	94,445	3,467
The Goldman Sachs Group, Inc.	24,645	4,169
* KKR Private Equity Investors LP, 144A	216,921	4,610
Moody’s Corp.	58,480	3,823
Wells Fargo & Co.	181,545	6,567

Total		28,112

Health Care (10.8%)
Alcon, Inc.	16,065	1,839
* Amylin Pharmaceuticals, Inc.	36,610	1,613
* Genentech, Inc.	47,625	3,939
* Gilead Sciences, Inc.	62,290	4,280
Teva Pharmaceutical Industries, Ltd., ADR	52,655	1,795

Total		13,466

Industrials (1.0%)
Deere & Co.	15,420	1,294

Total		1,294

Information Technology (16.1%)
* Apple Computer, Inc.	113,305	8,729
* Electronic Arts, Inc.	97,020	5,402
* Google, Inc. - Class A	1,480	595
QUALCOMM, Inc.	33,130	1,204
* Research in Motion, Ltd.	18,170	1,865
* Sun Microsystems, Inc.	455,020	2,261

Total		20,056

Materials (4.0%)
Monsanto Co.	42,990	2,021
Potash Corp. of Saskatchewan, Inc.	28,965	3,018

Total		5,039

Telecommunication Services (2.9%)
* Level 3 Communications, Inc.	285,085	1,525
* Time Warner Telecom, Inc. - Class A	112,325	2,136

Total		3,661

Utilities (4.2%)
* The AES Corp.	258,300	5,267

Total		5,267

Total Common Stocks (Cost: $102,347)		118,838

Money Market Investments (4.7%)
Federal Government & Agencies (4.0%)
Federal Home Loan Bank Discount Corp., 5.145%, 10/18/06	4,000,000	3,989
Federal Home Loan Mortgage Corp., 5.13%, 10/24/06	1,000,000	997

Total		4,986

National Commercial Banks (0.7%)
Rabobank USA, 5.35%, 10/2/06	900,000	900

Total		900

Total Money Market Investments (Cost: $5,886)		5,886

Total Investments (100.0%) (Cost $108,233)(a)		124,724

Other Assets, Less Liabilities (0.0%)		31

Net Assets (100.0%)		124,755

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006 the value of these securities (in thousands) was $4,610, representing 3.70% of the net assets.

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $108,233 and the net unrealized appreciation of investments based on that cost was $16,491 which is comprised of $20,403 aggregate gross unrealized appreciation and $3,912 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Common Stocks (93.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (16.7%)
* Comcast Corp. - Class A	185,700	$6,843
Federated Department Stores, Inc.	177,400	7,665
Fortune Brands, Inc.	120,000	9,014
Hilton Hotels Corp.	299,800	8,349
J.C. Penney Co., Inc.	128,700	8,802
Johnson Controls, Inc.	86,900	6,234
* Kohl’s Corp.	120,500	7,823
The McGraw-Hill Companies, Inc.	154,300	8,955
News Corp. - Class A	353,600	6,948
NIKE, Inc. - Class B	58,000	5,082
Omnicom Group, Inc.	44,000	4,118
Staples, Inc.	296,850	7,222
* Starbucks Corp.	98,000	3,337
Starwood Hotels & Resorts Worldwide, Inc.	127,600	7,297
Station Casinos, Inc.	83,700	4,840
Target Corp.	161,000	8,896
The Walt Disney Co.	190,300	5,882

Total		117,307

Consumer Staples (6.3%)
Altria Group, Inc.	77,900	5,963
CVS Corp.	234,600	7,535
PepsiCo, Inc.	149,100	9,731
The Procter & Gamble Co.	130,800	8,107
Wal-Mart Stores, Inc.	142,100	7,008
Walgreen Co.	127,100	5,642

Total		43,986

Energy (6.3%)
Baker Hughes, Inc.	83,800	5,715
ConocoPhillips	119,016	7,085
EOG Resources, Inc.	92,000	5,985
Exxon Mobil Corp.	160,334	10,758
Schlumberger, Ltd.	73,600	4,565
* Transocean, Inc.	91,800	6,723
Valero Energy Corp.	69,100	3,557

Total		44,388

Financials (15.3%)
American Express Co.	114,400	6,416
American International Group, Inc.	145,600	9,647
Capital One Financial Corp.	85,800	6,749
Citigroup, Inc.	169,600	8,424
Genworth Financial, Inc.	183,600	6,428
The Goldman Sachs Group, Inc.	52,100	8,814
Legg Mason, Inc.	68,400	6,899
Lehman Brothers Holdings, Inc.	95,100	7,024
* NYSE Group, Inc.	63,600	4,754
Prudential Financial, Inc.	112,700	8,593
SLM Corp.	123,200	6,404
The St. Paul Travelers Companies, Inc.	149,300	7,001

UBS AG-REG	85,800	5,089
Wachovia Corp.	131,600	7,343
Wells Fargo & Co.	218,800	7,916

Total		107,501

Health Care (17.0%)
Abbott Laboratories	133,600	6,488
* Amgen, Inc.	188,800	13,505
Baxter International, Inc.	85,000	3,864
* Boston Scientific Corp.	152,100	2,250
Caremark Rx, Inc.	72,600	4,114
Eli Lilly and Co.	100,900	5,751
* Fisher Scientific International, Inc.	94,800	7,417
* Genentech, Inc.	129,400	10,701
* Genzyme Corp.	52,900	3,569
* Gilead Sciences, Inc.	112,600	7,736
Johnson & Johnson	132,200	8,585
Medtronic, Inc.	188,400	8,749
Novartis AG, ADR	147,600	8,626
* St. Jude Medical, Inc.	135,000	4,764
Teva Pharmaceutical Industries, Ltd., ADR	206,800	7,050
UnitedHealth Group, Inc.	111,000	5,461
Wyeth	72,400	3,681
* Zimmer Holdings, Inc.	102,600	6,926

Total		119,237

Industrials (8.2%)
The Boeing Co.	43,200	3,406
Danaher Corp.	129,600	8,900
FedEx Corp.	57,100	6,206
General Electric Co.	569,000	20,085
Honeywell International, Inc.	202,100	8,266
Roper Industries, Inc.	70,100	3,136
United Technologies Corp.	117,500	7,444

Total		57,443

Information Technology (19.6%)
Accenture, Ltd. - Class A	260,611	8,264
* Affiliated Computer Services, Inc. - Class A	60,400	3,132
* Amdocs, Ltd.	228,600	9,053
* Apple Computer, Inc.	89,200	6,871
* Broadcom Corp. - Class A	213,350	6,473
* Cisco Systems, Inc.	495,500	11,396
* eBay, Inc.	171,300	4,858
* Electronic Arts, Inc.	130,300	7,255
First Data Corp.	151,300	6,355
* Google, Inc. - Class A	33,142	13,319
Hewlett-Packard Co.	235,100	8,626
International Business Machines Corp.	41,800	3,425
Maxim Integrated Products, Inc.	136,800	3,840
Microsoft Corp.	254,500	6,955
* Oracle Corp.	397,300	7,048
QUALCOMM, Inc.	174,300	6,336
* SanDisk Corp.	113,000	6,050
Telefonaktiebolaget LM Ericsson, ADR	172,800	5,953
Texas Instruments, Inc.	198,400	6,597
* Yahoo!, Inc.	269,210	6,806

Total		138,612

Materials (2.1%)
Monsanto Co.	94,000	4,419
Praxair, Inc.	171,600	10,152

Total		14,571

Telecommunication Services (1.5%)
* NII Holdings, Inc.	116,100	7,216
Sprint Nextel Corp.	192,800	3,307

Total		10,523

Utilities (0.5%)
Questar Corp.	44,500	3,639

Total		3,639

Total Common Stocks (Cost: $556,141)		657,207

Money Market Investments (5.6%)
Federal Government & Agencies (0.2%)
Federal Home Loan, 5.141%, 12/27/06	1,700,000	1,680

Total		1,680

Finance Lessors (2.9%)
(b) Ranger Funding, Co. LLC, 5.26%, 10/16/06	10,000,000	9,977
Windmill Funding Corp., 5.26%, 10/10/06	10,000,000	9,984

Total		19,961

National Commercial Banks (1.1%)
(b) Rabobank USA, 5.35%, 10/2/06	7,700,000	7,698

Total		7,698

Short Term Business Credit (1.4%)
(b) Sheffield Receivables, 5.26%, 10/11/06	10,000,000	9,984

Total		9,984

Total Money Market Investments (Cost: $39,322)		39,323

Total Investments (99.1%) (Cost $595,463)(a)		696,530

Other Assets, Less Liabilities (0.9%)		6,435

Net Assets (100.0%)		702,965

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $595,463 and the net unrealized appreciation of investments based on that cost was $101,068 which is comprised of $114,405 aggregate gross unrealized appreciation and $13,337 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	66	12/06	$382
(Total Notional Value at September 30, 2006, $21,817)

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Schedule of Investments

September 29, 2006 (unaudited)

Common Stocks (95.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.1%)
* Comcast Corp. - Class A	141,000	$5,196
Federated Department Stores, Inc.	133,600	5,773
Fortune Brands, Inc.	48,300	3,628
Hilton Hotels Corp.	158,900	4,425
J.C. Penney Co., Inc.	88,800	6,073
Johnson Controls, Inc.	62,200	4,462
* Kohl’s Corp.	47,700	3,097
* MGM Mirage	107,300	4,237
News Corp. - Class A	317,200	6,233
NIKE, Inc. - Class B	30,400	2,664
Omnicom Group, Inc.	58,300	5,457
Staples, Inc.	199,800	4,861
Starwood Hotels & Resorts Worldwide, Inc.	88,700	5,073
Target Corp.	112,900	6,237
The Walt Disney Co.	137,600	4,253

Total		71,669

Consumer Staples (5.9%)
Altria Group, Inc.	80,600	6,170
CVS Corp.	159,600	5,126
Loews Corp.	39,600	2,193
PepsiCo, Inc.	110,200	7,192
The Procter & Gamble Co.	88,862	5,508
Walgreen Co.	85,000	3,773

Total		29,962

Energy (9.2%)
Baker Hughes, Inc.	72,500	4,945
ConocoPhillips	110,388	6,570
EOG Resources, Inc.	68,100	4,430
Exxon Mobil Corp.	215,300	14,446
Kinder Morgan, Inc.	40,800	4,278
Schlumberger, Ltd.	72,700	4,510
* Transocean, Inc.	68,300	5,002
Valero Energy Corp.	50,200	2,584

Total		46,765

Financials (19.3%)
American Express Co.	60,200	3,376
American International Group, Inc.	105,200	6,971
Bank of America Corp.	175,400	9,397
Capital One Financial Corp.	61,100	4,806
Citigroup, Inc.	116,000	5,762
Genworth Financial, Inc.	138,100	4,835
The Goldman Sachs Group, Inc.	38,100	6,445
Host Hotels & Resorts, Inc.	177,102	4,061
JPMorgan Chase & Co.	153,296	7,200
Legg Mason, Inc.	50,800	5,124
Lehman Brothers Holdings, Inc.	74,200	5,480
Prudential Financial, Inc.	87,100	6,641
SLM Corp.	89,500	4,652

The St. Paul Travelers Companies, Inc.	107,800	5,055
U.S. Bancorp	115,300	3,830
UBS AG-REG	61,900	3,671
Wachovia Corp.	90,600	5,055
Wells Fargo & Co.	180,600	6,534

Total		98,895

Health Care (12.1%)
Abbott Laboratories	107,600	5,225
* Amgen, Inc.	68,600	4,907
Baxter International, Inc.	32,200	1,464
Biomet, Inc.	94,900	3,055
Caremark Rx, Inc.	52,900	2,998
Eli Lilly and Co.	93,700	5,341
* Fisher Scientific International, Inc.	66,800	5,226
* Genentech, Inc.	61,000	5,045
* Gilead Sciences, Inc.	42,400	2,913
Johnson & Johnson	84,100	5,460
Medtronic, Inc.	108,600	5,043
Novartis AG, ADR	66,900	3,910
Pfizer, Inc.	69,100	1,960
* St. Jude Medical, Inc.	86,600	3,056
Teva Pharmaceutical Industries, Ltd., ADR	88,900	3,031
Wyeth	54,600	2,776

Total		61,410

Industrials (10.7%)
The Boeing Co.	31,600	2,492
Canadian National Railway Co.	74,400	3,120
Danaher Corp.	74,000	5,082
FedEx Corp.	29,300	3,184
General Electric Co.	443,900	15,670
Honeywell International, Inc.	148,390	6,069
Norfolk Southern Corp.	109,700	4,832
Roper Industries, Inc.	53,000	2,371
United Technologies Corp.	110,000	6,969
Waste Management, Inc.	121,000	4,438

Total		54,227

Information Technology (14.4%)
Accenture, Ltd. - Class A	172,100	5,457
* Affiliated Computer Services, Inc. - Class A	46,900	2,432
* Amdocs, Ltd.	114,500	4,534
* Broadcom Corp. - Class A	156,950	4,762
* Cisco Systems, Inc.	285,700	6,572
* Electronic Arts, Inc.	98,300	5,473
First Data Corp.	96,400	4,049
* Google, Inc. - Class A	12,100	4,863
Hewlett-Packard Co.	172,300	6,322
International Business Machines Corp.	31,500	2,581
Maxim Integrated Products, Inc.	101,000	2,835
Microsoft Corp.	189,400	5,176
* Oracle Corp.	293,500	5,207
QUALCOMM, Inc.	127,700	4,642
* SanDisk Corp.	65,000	3,480
Texas Instruments, Inc.	146,700	4,878

Total		73,263

Materials (3.5%)
International Paper Co.	134,700	4,665
Monsanto Co.	150,600	7,079
Praxair, Inc.	86,300	5,106
Temple-Inland, Inc.	21,000	842

Total		17,692

Telecommunication Services (1.8%)
AT&T, Inc.	164,000	5,340
Sprint Nextel Corp.	214,076	3,671

Total		9,011

Utilities (4.0%)
Duke Energy Corp.	160,200	4,838
Exelon Corp.	87,900	5,321
PG&E Corp.	132,300	5,511
Questar Corp.	31,700	2,592
TXU Corp.	33,600	2,101

Total		20,363

Total Common Stocks (Cost: $391,036)		483,257

Money Market Investments (4.0%)
National Commercial Banks (0.1%)
Rabobank USA, 5.35%, 10/2/06	600,000	600

Total		600

Security Brokers and Dealers (1.9%)
Morgan Stanley Dean Witter, 5.26%, 10/4/06	10,000,000	9,993

Total		9,993

Short Term Business Credit (2.0%)
Sheffield Receivables, 5.30%, 10/18/06	10,000,000	9,974

Total		9,974

Total Money Market Investments (Cost: $20,567)		20,567

Total Investments (99.0%) (Cost $411,603)(a)		503,824

Other Assets, Less Liabilities (1.0%)		4,901

Net Assets (100.0%)		508,725

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $411,603 and the net unrealized appreciation of investments based on that cost was $92,221 which is comprised of $97,952 aggregate gross unrealized appreciation and $5,731 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (6.6%)
* AutoNation, Inc.	35,219	$736
Carnival Corp.	32,600	1,533
Clear Channel Communications, Inc.	148,900	4,296
* Dollar Tree Stores, Inc.	41,800	1,294
General Motors Corp.	82,400	2,741
* Hanesbrands, Inc.	73,875	1,663
* Jarden Corp.	147,500	4,863
Johnson Controls, Inc.	40,900	2,934
Leggett & Platt, Inc.	111,800	2,798
McDonald’s Corp.	35,300	1,381

Total		24,239

Consumer Staples (11.3%)
Altria Group, Inc.	151,000	11,559
Avon Products, Inc.	74,000	2,269
General Mills, Inc.	48,600	2,751
Kraft Foods, Inc. - Class A	299,600	10,684
Sara Lee Corp.	591,000	9,497
Unilever NV	187,200	4,594

Total		41,354

Energy (5.8%)
Chevron Corp.	59,746	3,875
Exxon Mobil Corp.	50,000	3,355
Royal Dutch Shell PLC, ADR A	86,700	5,732
Royal Dutch Shell PLC, ADR B	62,728	4,289
* Transocean, Inc.	57,100	4,181

Total		21,432

Financials (30.0%)
American International Group, Inc.	87,700	5,811
* AmeriCredit Corp.	82,100	2,052
* Berkshire Hathaway, Inc.	20	1,916
Capital One Financial Corp.	66,900	5,262
The Chubb Corp.	48,100	2,499
Everest Re Group, Ltd.	9,800	956
Fifth Third Bancorp	107,800	4,105
General Growth Properties, Inc.	132,420	6,310
Golden West Financial Corp.	4,100	317
The Goldman Sachs Group, Inc.	9,900	1,675
The Hartford Financial Services Group, Inc.	41,900	3,635
Host Hotels & Resorts, Inc.	119,200	2,733
Hudson City Bancorp, Inc.	502,300	6,655
IndyMac Bancorp, Inc.	120,900	4,976
JPMorgan Chase & Co.	288,388	13,542
Marsh & McLennan Companies, Inc.	323,000	9,092
Merrill Lynch & Co., Inc.	43,800	3,426
RenaissanceRe Holdings, Ltd.	62,600	3,481
SLM Corp.	15,600	811
The St. Paul Travelers Companies, Inc.	22,923	1,075
Wachovia Corp.	129,600	7,232

Washington Mutual, Inc.	240,800	10,468
Wells Fargo & Co.	221,000	7,996
XL Capital, Ltd. - Class A	52,700	3,620

Total		109,645

Health Care (9.6%)
AstraZeneca PLC, ADR	79,300	4,956
Eli Lilly and Co.	9,800	559
Merck & Co., Inc.	228,000	9,554
Pfizer, Inc.	210,300	5,964
Sanofi-Aventis, ADR	13,700	609
* Triad Hospitals, Inc.	114,200	5,028
* WellPoint, Inc.	112,500	8,668

Total		35,338

Industrials (7.9%)
3M Co.	51,600	3,840
American Standard Companies, Inc.	30,100	1,263
Emerson Electric Co.	23,300	1,954
General Electric Co.	344,800	12,171
Hubbell, Inc. - Class B	25,800	1,236
Illinois Tool Works, Inc.	38,300	1,720
Raytheon Co.	23,800	1,143
Siemens AG, ADR	21,900	1,907
Tyco International, Ltd.	75,100	2,102
Union Pacific Corp.	20,000	1,760

Total		29,096

Information Technology (9.5%)
* Affiliated Computer Services, Inc. - Class A	45,000	2,334
* Fairchild Semiconductor International, Inc.	240,400	4,495
* Flextronics International, Ltd.	476,000	6,017
Hewlett-Packard Co.	89,000	3,265
Intel Corp.	502,200	10,331
* International Rectifier Corp.	33,500	1,167
Jabil Circuit, Inc.	61,400	1,754
* Sun Microsystems, Inc.	1,107,100	5,502

Total		34,865

Materials (4.9%)
Air Products and Chemicals, Inc.	36,700	2,436
Alcoa, Inc.	114,300	3,205
The Dow Chemical Co.	76,800	2,994
E. I. du Pont de Nemours and Co.	26,700	1,144
International Paper Co.	125,500	4,345
Lyondell Chemical Co.	102,800	2,608
Methanex Corp.	50,900	1,239

Total		17,971

Telecommunication Services (4.4%)
AT&T, Inc.	208,100	6,776
Sprint Nextel Corp.	242,900	4,166
Verizon Communications, Inc.	139,000	5,161

Total		16,103

Utilities (4.4%)
* CMS Energy Corp.	236,500	3,415
Duke Energy Corp.	67,800	2,048
Equitable Resources, Inc.	37,500	1,312
Exelon Corp.	72,500	4,389
MDU Resources Group, Inc.	44,100	985
NiSource, Inc.	112,300	2,441
Pinnacle West Capital Corp.	31,600	1,424

Total		16,014

Total Common Stocks (Cost: $304,214)		346,057

Money Market Investments (5.4%)
Federal Government & Agencies (5.1%)
Federal home Loan Bank Discount Corp., 5.01%, 10/18/06	10,500,000	10,473
Federal Home Loan Bank Discount Corp., 5.11%, 10/11/06	1,400,000	1,398
Federal Home Loan Bank Discount Corp., 5.155%, 10/11/06	7,100,000	7,089

Total		18,960

National Commercial Banks (0.3%)
Rabobank USA, 5.35%, 10/2/06	1,000,000	1,000

Total		1,000

Total Money Market Investments (Cost: $19,960)		19,960

Total Investments (99.8%) (Cost $324,174)(a)		366,017

Other Assets, Less Liabilities (0.2%)		859

Net Assets (100.0%)		366,876

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $324,174 and the net unrealized appreciation of investments based on that cost was $41,843 which is comprised of $45,386 aggregate gross unrealized appreciation and $3,543 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Equity Income Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.1%)
CBS Corp. - Class B	44,250	$1,247
* Comcast Corp. - Class A	27,100	999
D.R. Horton, Inc.	27,000	647
Dow Jones & Co., Inc.	32,600	1,093
Eastman Kodak Co.	48,800	1,093
* Echostar Communications Corp.	17,500	573
Ford Motor Co.	55,100	446
Fortune Brands, Inc.	14,000	1,052
Genuine Parts Co.	22,500	970
H&R Block, Inc.	48,100	1,046
The Home Depot, Inc.	44,100	1,600
Mattel, Inc.	82,100	1,617
The New York Times Co. - Class A	61,400	1,411
Newell Rubbermaid, Inc.	58,700	1,662
RadioShack Corp.	27,400	529
Sony Corp.	25,000	1,009
Time Warner, Inc.	116,600	2,126
Tribune Co.	67,800	2,217
* Viacom, Inc. - Class B	30,750	1,143
The Walt Disney Co.	50,100	1,549

Total		24,029

Consumer Staples (8.8%)
Anheuser-Busch Companies, Inc.	40,300	1,915
Avon Products, Inc.	42,200	1,294
Campbell Soup Co.	26,500	967
The Coca-Cola Co.	43,600	1,948
Colgate-Palmolive Co.	35,000	2,174
General Mills, Inc.	26,400	1,494
Kimberly-Clark Corp.	16,400	1,072
McCormick & Co., Inc.	21,000	798
Sara Lee Corp.	18,300	294
Sysco Corp.	13,100	438
UST, Inc.	15,400	844
Wal-Mart Stores, Inc.	36,200	1,785

Total		15,023

Energy (9.1%)
Anadarko Petroleum Corp.	26,300	1,153
BP PLC, ADR	22,200	1,456
Chevron Corp.	48,600	3,152
Exxon Mobil Corp.	47,700	3,201
Hess Corp.	37,400	1,549
Murphy Oil Corp.	25,400	1,208
Royal Dutch Shell PLC, ADR A	37,900	2,505
Schlumberger, Ltd.	18,800	1,166

Total		15,390

Financials (18.0%)
American International Group, Inc.	33,800	2,240
Bank of America Corp.	26,500	1,420

The Charles Schwab Corp.	93,900	1,681
The Chubb Corp.	15,000	779
Citigroup, Inc.	17,700	879
Fannie Mae	15,400	861
Fifth Third Bancorp	48,600	1,851
Janus Capital Group, Inc.	13,200	260
JPMorgan Chase & Co.	93,288	4,380
Lincoln National Corp.	25,276	1,569
Marsh & McLennan Companies, Inc.	91,500	2,576
Mellon Financial Corp.	49,600	1,939
Mercantile Bankshares Corp.	13,500	490
Morgan Stanley	38,100	2,778
National City Corp.	19,600	717
Simon Property Group, Inc.	1,700	154
The St. Paul Travelers Companies, Inc.	30,427	1,427
State Street Corp.	23,900	1,491
SunTrust Banks, Inc.	16,900	1,306
UnumProvident Corp.	52,400	1,016
Wells Fargo & Co.	18,600	673

Total		30,487

Health Care (10.0%)
Abbott Laboratories	28,100	1,365
Baxter International, Inc.	24,500	1,114
* Boston Scientific Corp.	69,300	1,025
Bristol-Myers Squibb Co.	48,700	1,214
Eli Lilly and Co.	34,700	1,978
Johnson & Johnson	29,400	1,909
* MedImmune, Inc.	23,800	695
Merck & Co., Inc.	66,100	2,769
Pfizer, Inc.	78,900	2,237
Schering-Plough Corp.	35,300	780
Wyeth	37,300	1,896

Total		16,982

Industrials (12.4%)
3M Co.	18,900	1,407
Avery Dennison Corp.	22,500	1,354
Cooper Industries, Ltd. - Class A	10,100	861
Deere & Co.	12,700	1,066
Eaton Corp.	9,400	647
General Electric Co.	139,900	4,937
Honeywell International, Inc.	53,400	2,184
Illinois Tool Works, Inc.	7,300	328
Masco Corp.	11,800	324
Norfolk Southern Corp.	18,000	793
Pall Corp.	35,700	1,100
Raytheon Co.	26,500	1,272
Tyco International, Ltd.	45,400	1,271
Union Pacific Corp.	25,200	2,218
Waste Management, Inc.	36,900	1,353

Total		21,115

Information Technology (7.1%)
Analog Devices, Inc.	32,400	952
* Cisco Systems, Inc.	59,600	1,371
* Dell, Inc.	54,300	1,240
Intel Corp.	39,900	821
International Business Machines Corp.	23,700	1,942
* Lucent Technologies, Inc.	135,000	316
Microsoft Corp.	110,800	3,028
Motorola, Inc.	43,000	1,075

Nokia OYJ, ADR	68,600	1,351

Total		12,096

Materials (5.1%)
Alcoa, Inc.	34,500	967
Chemtura Corp.	42,599	369
E. I. du Pont de Nemours and Co.	38,200	1,636
* Hercules, Inc.	5,500	87
International Flavors & Fragrances, Inc.	31,800	1,257
International Paper Co.	77,600	2,688
MeadWestvaco Corp.	27,600	732
Vulcan Materials Co.	12,800	1,002

Total		8,738

Telecommunication Services (5.4%)
ALLTEL Corp.	25,500	1,415
AT&T, Inc.	92,435	3,010
* Qwest Communications International, Inc.	196,000	1,709
Sprint Nextel Corp.	67,100	1,151
Verizon Communications, Inc.	42,700	1,585
Windstream Corp.	24,504	323

Total		9,193

Utilities (5.2%)
Duke Energy Corp.	56,100	1,694
Entergy Corp.	19,800	1,549
FirstEnergy Corp.	18,200	1,017
NiSource, Inc.	70,900	1,541
Pinnacle West Capital Corp.	13,600	613
Progress Energy, Inc.	26,400	1,198
TECO Energy, Inc.	17,600	275
Xcel Energy, Inc.	48,900	1,010

Total		8,897

Total Common Stocks (Cost: $140,613)		161,950

Convertible Corporate Bonds (0.1%)
Telephone and Telegraph Apparatus (0.1%)
Lucent Technologies, 8.00%, 8/1/31	165,000	166

Total Convertible Corporate Bonds (Cost: $158)		166

Money Market Investments (4.4%)
Other Holdings (4.4%)
Reserve Investment Fund	7,409,017	7,409

Total Money Market Investments (Cost: $7,409)		7,409

Total Investments (99.7%) (Cost $148,180)(a)		169,525

Other Assets, Less Liabilities (0.3%)		522

Net Assets (100.0%)		170,047

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $148,180 and the net unrealized appreciation of investments based on that cost was $21,345 which is comprised of $24,620 aggregate gross unrealized appreciation and $3,275 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.0%)
* Amazon.com, Inc.	50,700	$1,628
* Apollo Group, Inc. - Class A	22,600	1,113
* AutoNation, Inc.	24,729	517
* AutoZone, Inc.	8,525	881
* Bed Bath & Beyond, Inc.	45,500	1,741
Best Buy Co., Inc.	65,575	3,512
* Big Lots, Inc.	17,600	349
The Black & Decker Corp.	11,900	944
Brunswick Corp.	15,000	468
Carnival Corp.	71,709	3,372
CBS Corp. - Class B	125,824	3,544
Centex Corp.	19,100	1,005
Circuit City Stores, Inc.	22,700	570
Clear Channel Communications, Inc.	80,050	2,309
* Coach, Inc.	59,000	2,030
* Comcast Corp. - Class A	337,370	12,433
D.R. Horton, Inc.	43,900	1,051
Darden Restaurants, Inc.	23,550	1,000
Dillard’s, Inc. - Class A	9,764	320
Dollar General Corp.	50,248	685
Dow Jones & Co., Inc.	10,520	353
The E.W. Scripps Co. - Class A	13,400	642
Eastman Kodak Co.	46,283	1,037
Family Dollar Stores, Inc.	24,400	713
Federated Department Stores, Inc.	87,646	3,787
Ford Motor Co.	303,294	2,454
Fortune Brands, Inc.	24,367	1,830
Gannett Co., Inc.	38,150	2,168
The Gap, Inc.	86,775	1,644
General Motors Corp.	91,227	3,034
Genuine Parts Co.	27,600	1,190
* The Goodyear Tire & Rubber Co.	28,600	415
H&R Block, Inc.	51,900	1,128
Harley-Davidson, Inc.	42,300	2,654
Harman International Industries, Inc.	10,500	876
Harrah’s Entertainment, Inc.	29,950	1,990
Hasbro, Inc.	26,325	599
Hilton Hotels Corp.	62,150	1,731
The Home Depot, Inc.	332,794	12,071
International Game Technology	54,700	2,270
* The Interpublic Group of Companies, Inc.	71,100	704
J.C. Penney Co., Inc.	36,150	2,472
Johnson Controls, Inc.	31,500	2,260
Jones Apparel Group, Inc.	18,200	590
KB HOME	12,700	556
* Kohl’s Corp.	52,767	3,426
Leggett & Platt, Inc.	29,133	729
Lennar Corp. - Class A	22,300	1,009
Limited Brands, Inc.	54,787	1,451
Liz Claiborne, Inc.	16,600	656
Lowe’s Companies, Inc.	246,300	6,911
Marriott International, Inc. - Class A	55,400	2,141
Mattel, Inc.	60,988	1,201
McDonald’s Corp.	197,678	7,733
The McGraw-Hill Companies, Inc.	56,720	3,291
Meredith Corp.	6,300	311
The New York Times Co. - Class A	23,270	535
Newell Rubbermaid, Inc.	44,692	1,266
News Corp. - Class A	376,700	7,402

NIKE, Inc. - Class B	30,900	2,707
Nordstrom, Inc.	36,834	1,558
* Office Depot, Inc.	45,657	1,813
OfficeMax, Inc.	12,000	489
Omnicom Group, Inc.	27,700	2,593
Pulte Homes, Inc.	34,100	1,086
RadioShack Corp.	21,900	423
* Sears Holdings Corp.	13,380	2,115
The Sherwin-Williams Co.	18,213	1,016
Snap-on, Inc.	9,317	415
The Stanley Works	13,050	651
Staples, Inc.	117,150	2,850
* Starbucks Corp.	121,900	4,151
Starwood Hotels & Resorts Worldwide, Inc.	35,100	2,007
Target Corp.	138,457	7,650
Tiffany & Co.	22,267	739
Time Warner, Inc.	655,700	11,954
The TJX Companies, Inc.	72,500	2,032
Tribune Co.	30,736	1,006
* Univision Communications, Inc. - Class A	40,500	1,391
VF Corp.	14,257	1,040
* Viacom, Inc. - Class B	114,424	4,254
The Walt Disney Co.	336,957	10,416
Wendy’s International, Inc.	18,950	1,270
Whirlpool Corp.	12,644	1,063
* Wyndham Worldwide Corp.	32,286	903
Yum! Brands, Inc.	43,680	2,274

Total		196,568

Consumer Staples (9.4%)
Alberto-Culver Co.	12,550	635
Altria Group, Inc.	337,522	25,837
Anheuser-Busch Companies, Inc.	123,949	5,889
Archer-Daniels-Midland Co.	105,703	4,004
Avon Products, Inc.	72,200	2,214
Brown-Forman Corp. - Class B	12,618	967
Campbell Soup Co.	37,222	1,359
The Clorox Co.	24,350	1,534
The Coca-Cola Co.	328,575	14,681
Coca-Cola Enterprises, Inc.	44,400	925
Colgate-Palmolive Co.	83,222	5,168
ConAgra Foods, Inc.	82,367	2,016
* Constellation Brands, Inc. - Class A	34,000	979
Costco Wholesale Corp.	75,464	3,749
CVS Corp.	132,434	4,254
* Dean Foods Co.	21,500	903
The Estee Lauder Companies, Inc. - Class A	20,800	839
General Mills, Inc.	56,867	3,219
H.J. Heinz Co.	53,417	2,240
The Hershey Co.	28,300	1,513
Kellogg Co.	40,257	1,994
Kimberly-Clark Corp.	73,856	4,827
The Kroger Co.	116,505	2,696
McCormick & Co., Inc.	21,300	809
Molson Coors Brewing Co.	7,400	510
The Pepsi Bottling Group, Inc.	21,900	777
PepsiCo, Inc.	265,830	17,348
The Procter & Gamble Co.	511,864	31,724
Reynolds American, Inc.	27,600	1,710
Safeway, Inc.	71,700	2,176
Sara Lee Corp.	122,535	1,969
SUPERVALU, Inc.	34,170	1,013
Sysco Corp.	99,725	3,336
Tyson Foods, Inc. - Class A	40,600	645
UST, Inc.	25,967	1,424
Wal-Mart Stores, Inc.	396,600	19,560
Walgreen Co.	162,546	7,215

Whole Foods Market, Inc.	22,800	1,355
Wm. Wrigley Jr. Co.	35,358	1,629

Total		185,642

Energy (9.2%)
Anadarko Petroleum Corp.	74,124	3,249
Apache Corp.	53,046	3,353
Baker Hughes, Inc.	53,030	3,617
BJ Services Co.	48,200	1,452
Chesapeake Energy Corp.	61,000	1,768
Chevron Corp.	354,414	22,988
ConocoPhillips	265,638	15,813
CONSOL Energy, Inc.	29,600	939
Devon Energy Corp.	71,100	4,490
El Paso Corp.	112,171	1,530
EOG Resources, Inc.	39,120	2,545
Exxon Mobil Corp.	958,456	64,313
Halliburton Co.	166,238	4,729
Hess Corp.	38,900	1,611
Kinder Morgan, Inc.	17,267	1,810
Marathon Oil Corp.	57,733	4,440
Murphy Oil Corp.	30,100	1,431
* Nabors Industries, Ltd.	51,000	1,517
* National-Oilwell Varco, Inc.	28,300	1,657
Noble Corp.	22,150	1,422
Occidental Petroleum Corp.	138,940	6,684
Rowan Companies, Inc.	17,750	561
Schlumberger, Ltd.	190,934	11,844
Sunoco, Inc.	21,000	1,306
* Transocean, Inc.	50,751	3,716
Valero Energy Corp.	98,800	5,085
* Weatherford International, Ltd.	55,800	2,328
The Williams Companies, Inc.	96,100	2,294
XTO Energy, Inc.	58,999	2,486

Total		180,978

Financials (21.9%)
ACE, Ltd.	52,400	2,868
AFLAC, Inc.	80,050	3,663
The Allstate Corp.	101,528	6,369
Ambac Financial Group, Inc.	17,100	1,415
American Express Co.	195,875	10,985
American International Group, Inc.	419,030	27,765
Ameriprise Financial, Inc.	39,255	1,841
AmSouth Bancorporation	55,255	1,605
Aon Corp.	50,700	1,717
Apartment Investment & Management Co. - Class A	15,700	854
Archstone-Smith Trust	34,500	1,878
Bank of America Corp.	729,667	39,088
The Bank of New York Co., Inc.	123,053	4,339
BB&T Corp.	86,600	3,791
The Bear Stearns Companies, Inc.	19,395	2,717
Boston Properties, Inc.	18,400	1,901
Capital One Financial Corp.	49,400	3,886
The Charles Schwab Corp.	166,739	2,985
Chicago Mercantile Exchange Holdings, Inc.	5,700	2,726
The Chubb Corp.	66,200	3,440
Cincinnati Financial Corp.	27,975	1,344
CIT Group, Inc.	32,100	1,561
Citigroup, Inc.	797,048	39,588
Comerica, Inc.	26,150	1,488
Commerce Bancorp, Inc.	30,100	1,105
Compass Bancshares, Inc.	20,900	1,191
Countrywide Financial Corp.	98,700	3,458
* E*TRADE Financial Corp.	68,900	1,648

Equity Office Properties Trust	56,400	2,242
Equity Residential	46,900	2,372
Fannie Mae	156,048	8,725
Federated Investors, Inc. - Class B	14,600	494
Fifth Third Bancorp	89,934	3,425
First Horizon National Corp.	20,000	760
Franklin Resources, Inc.	26,850	2,839
Freddie Mac	111,386	7,388
Genworth Financial, Inc.	73,400	2,570
Golden West Financial Corp.	42,900	3,314
The Goldman Sachs Group, Inc.	69,600	11,774
The Hartford Financial Services Group, Inc.	49,050	4,255
Huntington Bancshares, Inc.	38,342	918
Janus Capital Group, Inc.	33,329	657
JPMorgan Chase & Co.	559,697	26,283
KeyCorp	64,975	2,433
Kimco Realty Corp.	34,900	1,496
Legg Mason, Inc.	21,100	2,128
Lehman Brothers Holdings, Inc.	86,644	6,400
Lincoln National Corp.	46,330	2,876
Loews Corp.	73,701	2,793
M&T Bank Corp.	12,500	1,500
Marsh & McLennan Companies, Inc.	88,780	2,499
Marshall & Ilsley Corp.	41,000	1,975
MBIA, Inc.	21,750	1,336
Mellon Financial Corp.	66,368	2,595
Merrill Lynch & Co., Inc.	142,900	11,178
MetLife, Inc.	122,436	6,940
MGIC Investment Corp.	13,600	816
Moody’s Corp.	38,150	2,494
Morgan Stanley	172,813	12,600
National City Corp.	97,497	3,568
North Fork Bancorporation, Inc.	75,150	2,152
Northern Trust Corp.	30,250	1,768
Plum Creek Timber Co., Inc.	28,900	984
PNC Financial Services Group, Inc.	47,467	3,439
Principal Financial Group, Inc.	43,400	2,356
The Progressive Corp.	124,500	3,055
ProLogis	39,500	2,254
Prudential Financial, Inc.	78,200	5,963
Public Storage, Inc.	19,600	1,685
* Realogy Corp.	40,383	916
Regions Financial Corp.	73,330	2,698
SAFECO Corp.	18,750	1,105
Simon Property Group, Inc.	35,700	3,235
SLM Corp.	66,142	3,438
Sovereign Bancorp, Inc.	57,780	1,243
The St. Paul Travelers Companies, Inc.	111,410	5,224
State Street Corp.	53,400	3,332
SunTrust Banks, Inc.	58,833	4,547
Synovus Financial Corp.	52,250	1,535
T. Rowe Price Group, Inc.	42,200	2,019
Torchmark Corp.	15,950	1,007
U.S. Bancorp	286,521	9,518
UnumProvident Corp.	55,231	1,071
Vornado Realty Trust	19,700	2,147
Wachovia Corp.	256,257	14,299
Washington Mutual, Inc.	155,354	6,753
Wells Fargo & Co.	542,860	19,641
XL Capital, Ltd. - Class A	29,100	1,999
Zions Bancorporation	17,200	1,373

Total		431,615

Health Care (12.5%)
Abbott Laboratories	246,350	11,963
Aetna, Inc.	88,308	3,493
Allergan, Inc.	24,267	2,733

AmerisourceBergen Corp.	32,500	1,469
* Amgen, Inc.	188,717	13,499
Applera Corp. - Applied Biosystems Group	29,333	971
* Barr Pharmaceuticals, Inc.	17,100	888
Bausch & Lomb, Inc.	8,700	436
Baxter International, Inc.	105,200	4,782
Becton, Dickinson and Co.	39,450	2,788
* Biogen Idec, Inc.	55,390	2,475
Biomet, Inc.	39,445	1,270
* Boston Scientific Corp.	189,922	2,809
Bristol-Myers Squibb Co.	317,008	7,900
C. R. Bard, Inc.	16,700	1,253
Cardinal Health, Inc.	65,425	4,301
Caremark Rx, Inc.	68,800	3,899
CIGNA Corp.	17,829	2,074
* Coventry Health Care, Inc.	25,600	1,319
Eli Lilly and Co.	158,606	9,041
* Express Scripts, Inc.	22,200	1,676
* Fisher Scientific International, Inc.	20,100	1,573
* Forest Laboratories, Inc.	51,266	2,595
* Genzyme Corp.	42,100	2,840
* Gilead Sciences, Inc.	73,700	5,063
HCA, Inc.	68,311	3,408
Health Management Associates, Inc. - Class A	38,700	809
* Hospira, Inc.	25,265	967
* Humana, Inc.	26,600	1,758
IMS Health, Inc.	32,467	865
Johnson & Johnson	471,637	30,628
* King Pharmaceuticals, Inc.	39,166	667
* Laboratory Corp. of America Holdings	20,200	1,325
Manor Care, Inc.	11,900	622
McKesson Corp.	48,305	2,547
* Medco Health Solutions, Inc.	47,372	2,848
* MedImmune, Inc.	38,600	1,128
Medtronic, Inc.	185,300	8,605
Merck & Co., Inc.	350,820	14,699
* Millipore Corp.	8,600	527
Mylan Laboratories, Inc.	34,000	684
* Patterson Companies, Inc.	22,400	753
PerkinElmer, Inc.	20,200	382
Pfizer, Inc.	1,175,534	33,337
Quest Diagnostics, Inc.	26,100	1,596
Schering-Plough Corp.	238,850	5,276
* St. Jude Medical, Inc.	56,900	2,008
Stryker Corp.	47,800	2,370
* Tenet Healthcare Corp.	75,950	618
* Thermo Electron Corp.	25,400	999
UnitedHealth Group, Inc.	217,144	10,683
* Waters Corp.	16,500	747
* Watson Pharmaceuticals, Inc.	16,500	432
* WellPoint, Inc.	99,900	7,697
Wyeth	216,929	11,029
* Zimmer Holdings, Inc.	39,137	2,642

Total		245,766

Industrials (10.8%)
3M Co.	121,476	9,040
* Allied Waste Industries, Inc.	40,850	460
American Power Conversion Corp.	27,350	601
American Standard Companies, Inc.	28,100	1,179
Avery Dennison Corp.	15,250	918
The Boeing Co.	128,176	10,107
Burlington Northern Santa Fe Corp.	58,385	4,288
Caterpillar, Inc.	105,676	6,953
Cintas Corp.	22,033	900
Cooper Industries, Ltd. - Class A	14,800	1,261
CSX Corp.	71,500	2,347

Cummins, Inc.	8,500	1,013
Danaher Corp.	38,100	2,616
Deere & Co.	37,260	3,126
Dover Corp.	32,767	1,554
Eaton Corp.	24,200	1,666
Emerson Electric Co.	65,750	5,514
Equifax, Inc.	20,400	749
FedEx Corp.	49,420	5,371
Fluor Corp.	14,100	1,084
General Dynamics Corp.	65,000	4,659
General Electric Co.	1,664,406	58,755
Goodrich Corp.	20,100	814
Honeywell International, Inc.	132,050	5,401
Illinois Tool Works, Inc.	67,800	3,044
Ingersoll-Rand Co., Ltd. - Class A	51,860	1,970
ITT Corp.	29,800	1,528
L-3 Communications Holdings, Inc.	19,800	1,551
Lockheed Martin Corp.	57,408	4,941
Masco Corp.	64,200	1,760
* Monster Worldwide, Inc.	20,667	748
* Navistar International Corp.	9,950	257
Norfolk Southern Corp.	66,757	2,941
Northrop Grumman Corp.	55,520	3,779
PACCAR, Inc.	40,210	2,293
Pall Corp.	20,150	621
Parker Hannifin Corp.	19,375	1,506
Pitney Bowes, Inc.	35,737	1,586
R. R. Donnelley & Sons Co.	34,834	1,148
Raytheon Co.	72,300	3,471
Robert Half International, Inc.	27,640	939
Rockwell Automation, Inc.	28,350	1,647
Rockwell Collins, Inc.	27,650	1,516
Ryder System, Inc.	10,000	517
Southwest Airlines Co.	126,767	2,112
Textron, Inc.	20,350	1,781
Tyco International, Ltd.	324,808	9,091
Union Pacific Corp.	43,460	3,824
United Parcel Service, Inc. - Class B	174,300	12,539
United Technologies Corp.	163,034	10,328
W.W. Grainger, Inc.	12,100	811
Waste Management, Inc.	87,185	3,198

Total		211,823

Information Technology (15.0%)
* ADC Telecommunications, Inc.	18,864	283
* Adobe Systems, Inc.	93,350	3,496
* Advanced Micro Devices, Inc.	78,300	1,946
* Affiliated Computer Services, Inc. - Class A	19,100	991
* Agilent Technologies, Inc.	65,937	2,155
* Altera Corp.	57,911	1,064
Analog Devices, Inc.	56,857	1,671
* Andrew Corp.	25,737	238
* Apple Computer, Inc.	137,100	10,561
Applied Materials, Inc.	223,900	3,970
* Autodesk, Inc.	37,368	1,300
Automatic Data Processing, Inc.	89,550	4,239
* Avaya, Inc.	73,716	843
* BMC Software, Inc.	33,060	900
* Broadcom Corp. - Class A	75,600	2,294
CA, Inc.	66,192	1,568
* Ciena Corp.	13,485	367
* Cisco Systems, Inc.	984,200	22,637
* Citrix Systems, Inc.	29,620	1,073
* Computer Sciences Corp.	27,650	1,358
* Compuware Corp.	60,057	468
* Comverse Technology, Inc.	32,600	699
* Convergys Corp.	22,350	462

* Corning, Inc.	251,500	6,139
* Dell, Inc.	366,233	8,365
* eBay, Inc.	189,400	5,371
* Electronic Arts, Inc.	49,400	2,751
Electronic Data Systems Corp.	83,467	2,047
* EMC Corp.	370,574	4,439
First Data Corp.	123,332	5,180
* Fiserv, Inc.	28,125	1,324
* Freescale Semiconductor, Inc. - Class B	65,423	2,487
* Google, Inc. - Class A	34,300	13,785
Hewlett-Packard Co.	441,626	16,203
Intel Corp.	929,963	19,129
International Business Machines Corp.	245,339	20,103
* Intuit, Inc.	55,100	1,768
Jabil Circuit, Inc.	29,767	850
* JDS Uniphase Corp.	271,600	595
* Juniper Networks, Inc.	91,200	1,576
KLA-Tencor Corp.	32,100	1,427
* Lexmark International, Inc. - Class A	16,200	934
Linear Technology Corp.	48,550	1,511
* LSI Logic Corp.	64,400	529
* Lucent Technologies, Inc.	722,636	1,691
Maxim Integrated Products, Inc.	51,700	1,451
* Micron Technology, Inc.	117,650	2,047
Microsoft Corp.	1,392,492	38,058
Molex, Inc.	22,850	890
Motorola, Inc.	394,977	9,874
National Semiconductor Corp.	47,986	1,129
* NCR Corp.	29,100	1,149
* Network Appliance, Inc.	60,000	2,221
* Novell, Inc.	54,700	335
* Novellus Systems, Inc.	19,900	550
* NVIDIA Corp.	56,800	1,681
* Oracle Corp.	650,325	11,537
* Parametric Technology Corp.	18,012	314
Paychex, Inc.	54,535	2,010
* PMC-Sierra, Inc.	33,700	200
* QLogic Corp.	25,700	486
QUALCOMM, Inc.	266,334	9,681
Sabre Holdings Corp. - Class A	21,267	497
* SanDisk Corp.	31,600	1,692
* Sanmina-SCI Corp.	85,900	321
* Solectron Corp.	147,500	481
* Sun Microsystems, Inc.	565,797	2,812
* Symantec Corp.	159,454	3,393
Symbol Technologies, Inc.	40,950	609
Tektronix, Inc.	13,460	389
* Tellabs, Inc.	72,192	791
* Teradyne, Inc.	31,750	418
Texas Instruments, Inc.	247,100	8,216
* Unisys Corp.	55,450	314
* VeriSign, Inc.	39,500	798
* Xerox Corp.	157,700	2,454
Xilinx, Inc.	54,800	1,203
* Yahoo!, Inc.	200,400	5,066

Total		295,854

Materials (2.8%)
Air Products and Chemicals, Inc.	35,567	2,361
Alcoa, Inc.	139,807	3,920
Allegheny Technologies, Inc.	16,217	1,009
Ashland, Inc.	10,200	651
Ball Corp.	16,832	681
Bemis Co., Inc.	16,900	555
The Dow Chemical Co.	154,709	6,030
E. I. du Pont de Nemours and Co.	148,628	6,366
Eastman Chemical Co.	13,225	714

Ecolab, Inc.	28,800	1,233
Freeport-McMoRan Copper & Gold, Inc. - Class B	31,681	1,687
* Hercules, Inc.	18,300	289
International Flavors & Fragrances, Inc.	12,700	502
International Paper Co.	73,266	2,537
Louisiana-Pacific Corp.	17,000	319
MeadWestvaco Corp.	29,179	774
Monsanto Co.	87,506	4,113
Newmont Mining Corp.	72,480	3,099
Nucor Corp.	49,732	2,461
* Pactiv Corp.	22,200	631
Phelps Dodge Corp.	32,848	2,782
PPG Industries, Inc.	26,667	1,789
Praxair, Inc.	52,000	3,076
Rohm and Haas Co.	23,180	1,098
Sealed Air Corp.	13,021	705
Sigma-Aldrich Corp.	10,700	810
Temple-Inland, Inc.	17,500	702
United States Steel Corp.	19,850	1,145
Vulcan Materials Co.	15,600	1,221
Weyerhaeuser Co.	39,680	2,442

Total		55,702

Telecommunication Services (3.4%)
ALLTEL Corp.	62,557	3,472
AT&T, Inc.	626,249	20,391
BellSouth Corp.	292,765	12,516
CenturyTel, Inc.	18,800	746
Citizens Communications Co.	51,700	726
Embarq Corp.	24,030	1,162
* Qwest Communications International, Inc.	258,035	2,250
Sprint Nextel Corp.	481,602	8,259
Verizon Communications, Inc.	467,342	17,352
Windstream Corp.	76,392	1,008

Total		67,882

Utilities (3.4%)
* The AES Corp.	106,600	2,174
* Allegheny Energy, Inc.	26,500	1,065
Ameren Corp.	33,167	1,751
American Electric Power Co., Inc.	63,540	2,311
CenterPoint Energy, Inc.	50,262	720
* CMS Energy Corp.	35,700	516
Consolidated Edison, Inc.	39,750	1,836
Constellation Energy Group	29,000	1,717
Dominion Resources, Inc.	56,895	4,352
DTE Energy Co.	28,650	1,189
Duke Energy Corp.	201,973	6,099
* Dynegy, Inc. - Class A	61,000	338
Edison International	52,520	2,187
Entergy Corp.	33,609	2,629
Exelon Corp.	107,924	6,533
FirstEnergy Corp.	53,165	2,970
FPL Group, Inc.	65,214	2,935
KeySpan Corp.	28,200	1,160
Nicor, Inc.	7,150	306
NiSource, Inc.	43,973	956
Peoples Energy Corp.	6,200	252
PG&E Corp.	56,125	2,338
Pinnacle West Capital Corp.	16,000	721
PPL Corp.	61,468	2,022
Progress Energy, Inc.	40,892	1,856
Public Service Enterprise Group, Inc.	40,536	2,480
Sempra Energy	42,102	2,116
The Southern Co.	119,700	4,125

TECO Energy, Inc.	33,700	527
TXU Corp.	74,430	4,652
Xcel Energy, Inc.	65,420	1,351

Total		66,184

Total Common Stocks (Cost: $1,391,853)		1,938,014

Money Market Investments (1.5%)
Autos (0.5%)
(b) Daimler Chrysler Auto, 5.26%, 10/19/06	10,000,000	9,972

Total		9,972

Federal Government & Agencies (0.1%)
(b) Federal Home Loan, 5.141%, 12/27/06	2,200,000	2,174

Total		2,174

Finance Services (0.5%)
(b) Bryant Park Funding LLC, 5.28%, 10/12/06	10,000,000	9,982

Total		9,982

National Commercial Banks (0.4%)
(b) Rabobank USA, 5.35%, 10/2/06	8,200,000	8,198

Total		8,198

Total Money Market Investments (Cost: $30,325)		30,326

Total Investments (99.9%) (Cost $1,422,178)(a)		1,968,340

Other Assets, Less Liabilities (0.1%)		1,792

Total Net Assets (100.0%)		1,970,132

*	Non-Income Producing

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $1,422,178 and the net unrealized appreciation of investments based on that cost was $546,163 which is comprised of $676,711 aggregate gross unrealized appreciation and $130,548 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	90	12/06	$519
(Total Notional Value at September 30, 2006, $29,753)

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Domestic Common Stocks and Warrants (37.0%)	Country	Shares/ $ Par	Value $ (000’s)
LARGE CAP COMMON STOCKS (28.3%)
Consumer Discretionary (4.7%)
* Comcast Corp. - Class A		21,900	$807
Federated Department Stores, Inc.		20,900	903
Fortune Brands, Inc.		12,100	909
Hilton Hotels Corp.		24,500	682
J.C. Penney Co., Inc.		13,900	951
Johnson Controls, Inc.		9,600	689
* Kohl’s Corp.		12,400	805
The McGraw-Hill Companies, Inc.		14,500	841
* MGM Mirage		16,600	656
News Corp. - Class A		45,200	888
NIKE, Inc. - Class B		6,300	552
Omnicom Group, Inc.		9,000	842
Staples, Inc.		29,650	721
Starwood Hotels & Resorts Worldwide, Inc.		13,100	749
Target Corp.		18,500	1,022
The Walt Disney Co.		21,500	665

Total			12,682

Consumer Staples (2.2%)
Altria Group, Inc.		14,700	1,125
CVS Corp.		25,400	816
Loews Corp.		6,200	343
PepsiCo, Inc.		17,500	1,143
The Procter & Gamble Co.		15,300	948
Wal-Mart Stores, Inc.		16,400	809
Walgreen Co.		14,600	648

Total			5,832

Energy (2.7%)
Baker Hughes, Inc.		11,200	764
ConocoPhillips		17,500	1,042
EOG Resources, Inc.		10,800	703
Exxon Mobil Corp.		34,100	2,288
Kinder Morgan, Inc.		6,200	650
Schlumberger, Ltd.		8,600	533
* Transocean, Inc.		10,800	791
Valero Energy Corp.		8,000	412

Total			7,183

Financials (4.6%)
American Express Co.		9,200	516
American International Group, Inc.		16,000	1,061
Capital One Financial Corp.		9,300	732
Citigroup, Inc.		16,900	839
Genworth Financial, Inc.		21,500	753
The Goldman Sachs Group, Inc.		6,100	1,032
Host Hotels & Resorts, Inc.		27,619	633
JPMorgan Chase & Co.		19,500	916
Legg Mason, Inc.		8,000	807
Lehman Brothers Holdings, Inc.		11,200	827

Prudential Financial, Inc.	12,100	923
SLM Corp.	14,200	738
The St. Paul Travelers Companies, Inc.	16,500	774
Wachovia Corp.	15,300	854
Wells Fargo & Co.	24,800	897

Total		12,302

Health Care (4.5%)
Abbott Laboratories	17,600	855
* Amgen, Inc.	15,600	1,115
Baxter International, Inc.	9,900	450
* Boston Scientific Corp.	27,900	413
Caremark Rx, Inc.	8,400	476
Eli Lilly and Co.	9,200	524
* Fisher Scientific International, Inc.	9,400	735
* Genentech, Inc.	9,500	786
* Gilead Sciences, Inc.	13,300	914
Johnson & Johnson	14,800	960
Medtronic, Inc.	17,700	822
Novartis AG, ADR	14,000	818
Pfizer, Inc.	10,800	306
* St. Jude Medical, Inc.	13,600	480
Teva Pharmaceutical Industries, Ltd., ADR	20,800	709
UnitedHealth Group, Inc.	13,000	640
Wyeth	8,400	427
* Zimmer Holdings, Inc.	10,500	709

Total		12,139

Industrials (2.9%)
The Boeing Co.	5,000	394
Burlington Northern Santa Fe Corp.	6,800	499
Danaher Corp.	13,800	948
FedEx Corp.	5,600	609
General Electric Co.	67,500	2,382
Honeywell International, Inc.	23,500	961
ITT Corp.	7,000	359
Norfolk Southern Corp.	17,300	762
United Technologies Corp.	13,400	849

Total		7,763

Information Technology (4.7%)
Accenture, Ltd. - Class A	26,800	850
* Affiliated Computer Services, Inc. - Class A	7,400	384
* Amdocs, Ltd.	20,900	828
* Broadcom Corp. - Class A	24,800	752
* Cisco Systems, Inc.	44,400	1,020
* eBay, Inc.	6,000	170
* Electronic Arts, Inc.	13,700	763
First Data Corp.	14,800	622
* Google, Inc. - Class A	2,300	924
Hewlett-Packard Co.	27,300	1,002
International Business Machines Corp.	4,900	402
Maxim Integrated Products, Inc.	15,000	421
Microsoft Corp.	29,800	814
* Oracle Corp.	46,100	818
QUALCOMM, Inc.	20,100	731
* SanDisk Corp.	10,200	546
Telefonaktiebolaget LM Ericsson, ADR	17,900	617
Texas Instruments, Inc.	22,900	761
* Yahoo!, Inc.	20,766	525

Total		12,950

Materials (0.9%)
International Paper Co.	21,100	731
Monsanto Co.	13,600	639
Praxair, Inc.	16,300	964

Total		2,334

Telecommunication Services (0.5%)
AT&T, Inc.	22,200	723
Sprint Nextel Corp.	29,400	504

Total		1,227

Utilities (0.6%)
Exelon Corp.	13,500	817
Questar Corp.	4,900	401
TXU Corp.	5,200	325

Total		1,543

Total LARGE CAP COMMON STOCKS		75,955

SMALL CAP COMMON STOCKS (8.7%)
Consumer Discretionary (1.9%)
* Aeropostale, Inc.	3,000	88
* AnnTaylor Stores Corp.	7,325	307
* Bare Escentuals, Inc.	118	3
* The Cheesecake Factory, Inc.	3,300	90
Choice Hotels International, Inc.	4,600	188
* Coach, Inc.	9,800	337
* Golf Galaxy, Inc.	6,900	90
* Hibbett Sporting Goods, Inc.	7,000	183
Jones Apparel Group, Inc.	5,800	188
* Lamar Advertising Co. - Class A	3,100	166
* LKQ Corp.	3,400	75
Michaels Stores, Inc.	5,400	235
* Morton’s Restaurant Group, Inc.	4,500	69
* O’Reilly Automotive, Inc.	44,200	1,467
Orient-Express Hotels, Ltd. - Class A	6,600	247
* Payless ShoeSource, Inc.	3,000	75
PETsMART, Inc.	5,200	144
* Pinnacle Entertainment, Inc.	3,100	87
Polaris Industries, Inc.	1,000	41
Pool Corp.	7,800	300
* Scientific Games Corp.	10,300	328
Station Casinos, Inc.	2,900	168
The Talbots, Inc.	7,300	199
* Williams Scotsman International, Inc.	2,500	53

Total		5,128

Energy (0.6%)
* Cameron International Corp.	4,500	217
* Dril-Quip, Inc.	1,300	88
ENSCO International, Inc.	4,200	184
* Grant Prideco, Inc.	3,800	145
* Grey Wolf, Inc.	10,600	71
* Hydril	1,500	84
* National-Oilwell Varco, Inc.	4,900	287
* Newfield Exploration Co.	3,900	150
Range Resources Corp.	7,100	179

Smith International, Inc.	4,200	163
* TETRA Technologies, Inc.	3,500	85
World Fuel Services Corp.	800	32

Total		1,685

Financials (0.8%)
Assured Guaranty, Ltd.	2,900	75
The Colonial BancGroup, Inc.	7,800	191
* Evercore Partners, Inc.	300	9
* Global Cash Access Holdings, Inc.	3,800	57
Greater Bay Bancorp	3,400	96
Greenhill & Co., Inc.	1,900	127
Heartland Payment Systems, Inc.	2,700	70
* Investment Technology Group, Inc.	2,600	116
Investors Financial Services Corp.	8,600	370
Nuveen Investments, Inc. - Class A	3,200	164
optionsXpress Holdings, Inc.	3,161	88
* Portfolio Recovery Associates, Inc.	1,300	57
SEI Investments Co.	1,800	101
* SVB Financial Group	4,300	192
* Trammell Crow Co.	10,100	369

Total		2,082

Health Care (2.4%)
* Adams Respiratory Therapeutics, Inc.	2,366	87
* Allscripts Healthcare Solutions, Inc.	4,400	99
Caremark Rx, Inc.	14,836	841
* Cytyc Corp.	7,200	176
* DaVita, Inc.	32,550	1,883
* Foxhollow Technologies, Inc.	4,000	137
* ICON, PLC	1,400	99
* Intuitive Surgical, Inc.	2,000	211
* Kyphon, Inc.	8,900	333
* Lincare Holdings, Inc.	19,000	658
* Noven Pharmaceuticals, Inc.	2,700	65
* Patterson Companies, Inc.	6,100	205
* Providence Service Corp.	4,600	127
* PSS World Medical, Inc.	4,200	84
* Psychiatric Solutions, Inc.	13,200	450
* Radiation Therapy Services, Inc.	7,900	231
* Symbion, Inc.	4,800	88
* Varian Medical Systems, Inc.	7,400	395
* Ventana Medical Systems, Inc.	2,000	82

Total		6,251

Industrials (1.6%)
* ACCO Brands Corp.	2,400	53
* The Advisory Board Co.	2,200	111
* Beacon Roofing Supply, Inc.	9,550	193
Brady Corp. - Class A	2,100	74
Bucyrus International, Inc.- Class A	1,200	51
C.H. Robinson Worldwide, Inc.	13,550	604
The Corporate Executive Board Co.	1,800	162
Expeditors International of Washington, Inc.	3,400	152
Forward Air Corp.	6,200	205
Herman Miller, Inc.	1,500	51
* Huron Consulting Group, Inc.	4,700	184
* ICT Group, Inc.	3,100	98
* IntercontinentalExchange, Inc.	3,915	294
J.B. Hunt Transport Services, Inc.	8,100	168
Knight Transportation, Inc.	23,737	402
Knoll, Inc.	4,100	83

* Marlin Business Services Corp.		5,000	105
* Marten Transport, Ltd.		5,639	96
MSC Industrial Direct Co., Inc. - Class A		7,500	306
* Nutri/System, Inc.		2,300	143
* PeopleSupport, Inc.		2,300	43
Ritchie Bros. Auctioneers, Inc.		3,900	209
Robert Half International, Inc.		12,000	408
* Stericycle, Inc.		1,900	133
* VistaPrint, Ltd.		2,200	57

Total			4,385

Information Technology (1.3%)
* Activision, Inc.		11,721	177
* Alliance Data Systems Corp.		6,000	331
* Altera Corp.		9,200	169
Amphenol Corp. - Class A		5,500	341
* Bankrate, Inc.		1,800	48
* Blackboard, Inc.		2,700	72
* Cymer, Inc.		1,400	61
* Digital River, Inc.		3,300	169
* Essex Corp.		5,300	92
* Euronet Worldwide, Inc.		2,200	54
Harris Corp.		6,500	289
* Kenexa Corp.		3,500	88
KLA-Tencor Corp.		3,100	138
* MEMC Electronic Materials, Inc.		2,100	77
Microchip Technology, Inc.		10,700	347
* MKS Instruments, Inc.		3,600	73
* NAVTEQ Corp.		2,300	60
* Netlogic Microsystems, Inc.		2,000	51
* RADWARE, Ltd.		4,700	64
* RF Micro Devices, Inc.		10,600	80
* Semtech Corp.		8,900	114
* Sonic Solutions		4,100	62
* Tessera Technologies, Inc.		3,700	129
* THQ, Inc.		2,846	83
* VeriFone Holdings, Inc.		5,300	151
* Verint Systems, Inc.		5,300	159

Total			3,479

Telecommunication Services (0.1%)
* NeuStar, Inc. - Class A		8,800	244

Total			244

Total SMALL CAP COMMON STOCKS			23,254

Warrants (0.0%)
Gaming/Leisure/Lodging (0.0%)
Shreveport Gaming Holdings, Inc.		298	4

Total Warrants			4

Total Domestic Common Stocks and Warrants (Cost: $84,696)			99,213

Foreign Common Stocks (16.7%)
Basic Materials (1.2%)
Companhia Vale do Rio Doce, ADR	Brazil	10,400	224
CRH PLC	Ireland	9,765	330
* Cumerio-Strip VVPR	Belgium	75	0
* Gammon Lake Resources, Inc.	Canada	16,020	183

* Grafton Group PLC	Ireland	27,565	364
Imperial Chemical Industries PLC	United Kingdom	53,140	395
K+S AG	Germany	4,200	337
Newcrest Mining, Ltd.	Australia	9,215	155
Sumitomo Chemical Co., Ltd.	Japan	38,000	284
Sumitomo Titanium Corp.	Japan	3,800	453
* Syngenta AG	Switzerland	2,880	434
* Umicore-Strip VVPR	Belgium	75	0

Total			3,159

Conglomerates (0.1%)
iShares MSCI EAFE Index Fund	United States	3,115	211
TOPIX ETF	Japan	10,200	140

Total			351

Consumer Cyclical (1.9%)
Esprit Holdings Ltd.	Hong Kong	39,000	354
* Fiat SPA	Italy	31,000	494
Inditex SA	Spain	11,265	525
Intercontinental Hotels Group PLC	United Kingdom	21,389	375
* Kuoni Reisen Holding	Switzerland	685	352
Leoni AG	Germany	1,160	40
Lindex AB	Sweden	28,650	432
Point, Inc.	Japan	2,860	151
Publicis Groupe	France	10,070	397
Ryohin Keikaku Co., Ltd.	Japan	3,500	247
Societe Television Francaise 1	France	8,915	285
Sol Melia SA	Spain	22,680	407
Sportingbet PLC	United Kingdom	13,150	45
* Urbi Desarrollos Urbanos SA	Mexico	106,515	300
Vtech Holdings, Ltd.	Hong Kong	59,000	303
Wal-Mart de Mexico SA de CV	Mexico	133,770	454

Total			5,161

Consumer Non-Cyclical (1.6%)
Burberry Group PLC	United Kingdom	40,855	395
C&C Group PLC	Ireland	33,405	453
Coca Cola Hellenic Bottling Co. SA	Greece	11,800	407
Davide Campari-Milano SPA	Italy	27,920	256
Heineken NV	Netherlands	6,910	316
Hugo Boss AG	Germany	6,880	297
Iaws Group PLC	Ireland	17,485	325
Natura Cosmetico	Brazil	35,700	435
Reckitt Benckiser PLC	United Kingdom	11,415	473
Tesco PLC	United Kingdom	59,515	401
Woolworths, Ltd.	Australia	30,540	461

Total			4,219

Energy (0.8%)
* Aker Drilling ASA	Norway	32,380	145
BG Group PLC	United Kingdom	18,270	222
* Geo ASA	Norway	18,125	135
Nexen, Inc.	-	5,390	288
* Petroleum Geo-Services ASA	Norway	4,755	232
Sembcorp Marine, Ltd.	Singapore	144,000	303
Tenaris SA, ADR	Italy	9,325	330
* TGS Nopec Geophysical Co. ASA	Norway	27,240	430

Total			2,085

Financials (4.4%)
Admiral Group PLC	United Kingdom	34,995	543
Allianz AG	Germany	2,765	479
Allied Irish Banks PLC	Ireland	17,510	466
Anglo Irish Bank Corp. PLC	Ireland	41,346	679
Ardepro Co., Ltd.	Japan	985	302
Azimut Holding SPA	Italy	30,995	354
* Banco Espanol de Credito SA	Spain	22,060	455
BNP Paribas	France	5,021	540
The Chiba Bank, Ltd.	Japan	44,000	392
* China Merchants Bank Co., Ltd.	Hong Kong	7,000	10
Credit Saison Co.	Japan	8,700	367
Credit Suisse Group	Switzerland	6,250	362
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	9,770	608
Fondiaria - Sai SPA	Italy	8,785	385
Hopewell Holdings, Ltd.	Hong Kong	113,000	321
Hypo Real Estate Holding AG	Germany	5,420	338
Hysan Development Co., Ltd.	Hong Kong	134,000	344
IKB Deutsche Industriebank AG	Germany	9,755	339
ING Groep NV	Netherlands	11,110	489
Kenedix Inc.	Japan	80	446
Korean Reinsurance Co.	Korea	31,150	385
Manulife Financial Corp.	-	11,450	369
* NETeller PLC	United Kingdom	14,710	98
* NorGani Hotels ASA	Norway	27,851	260
Swiss Life Holding	Switzerland	1,845	432
* Tag Tegernsee Immobilien Und Beteiligungs AG	Germany	21,360	224
The Toronto-Dominion Bank	Canada	7,045	420
UBS AG	Switzerland	16,635	986
Unicredito Italiano SPA	Italy	53,825	447

Total			11,840

Health Care (1.4%)
CSL, Ltd.	Australia	4,780	192
Egis PLC	Hungary	2,700	377
Elekta AB	Sweden	21,235	400
* Neurochem, Inc.	-	9,605	178
Nobel Biocare Holding AG	Switzerland	1,900	468
Roche Holding AG	Switzerland	2,515	435
Schwarz Pharma AG	Germany	4,755	551
Shire PLC, ADR	United Kingdom	6,930	342
Stada Arzneimittel AG	Germany	6,690	343
Takeda Pharmaceutical Co., Ltd.	Japan	6,000	374
Tecan Group AG	Switzerland	1,655	83

Total			3,743

Industrial Goods and Services (2.3%)
ABB Ltd., ADR	Switzerland	35,740	471
* Alstom	France	4,895	443
Cae, Inc.	Canada	44,960	383
Capita Group PLC	United Kingdom	43,280	444
Chiyoda Corp.	Japan	18,000	352
Daewoo Shipbuilding & Marine Engineering Co.	Korea	12,850	416
* Deutz AG	Germany	12,690	133
Kitz Corp.	Japan	39,000	312
Koninklijke BAM Groep NV	Netherlands	20,855	369
Metso Corp.	Finland	9,710	357
Michael Page International PLC	United Kingdom	63,360	456
Neopost SA	France	3,880	463
OSG Corp.	Japan	12,800	182
SGS SA	Switzerland	290	292
Star Micronics Co., Ltd.	Japan	22,600	430

* Thielert AG	Germany	4,170	122
Tianjin Development Holdings, Ltd.	Hong Kong	200,000	126
Vinci SA	France	4,355	484

Total			6,235

Technology (1.6%)
Axell Corp.	Japan	24	78
Cap Gemini SA	France	6,580	349
* Gresham Computing PLC	United Kingdom	38,450	89
High Tech Computer Corp.	Taiwan	15,600	413
Hoya Corp.	Japan	10,000	377
* Hynix Semiconductor, Inc.	Korea	12,140	479
Ibiden Co., Ltd.	Japan	8,800	465
Infosys Technologies, Ltd.	India	12,377	497
Kontron AG	Germany	32,311	401
Nippon Electric Glass Co., Ltd.	Japan	8,000	176
* Option NV	Belgium	14,255	287
Samsung Electronics Co., Ltd.	Korea	440	309
Telechips, Inc.	Korea	8,959	218
* Temenos Group AG	Switzerland	4,335	55

Total			4,193

Telecommunications (0.2%)
Iliad SA	France	303	22
Telenor ASA	Norway	35,930	468

Total			490

Transportation (0.5%)
Kuehne & Nagel International AG	Switzerland	5,875	406
PT Berlian Laju Tanker Tbk	Indonesia	1,866,500	430
TNT NV	Netherlands	10,650	404

Total			1,240

Utilities (0.7%)
Cez	Czech Republic	10,115	358
Cia de Concessoe Rodoviarias	Brazil	33,680	325
Iberdrola SA	Spain	8,245	369
Red Electrica de Espana	Spain	11,020	428
RWE AG	Germany	5,625	519

Total			1,999

Total Foreign Common Stocks (Cost: $36,096)			44,715

Investment Grade Segment (7.2%)
Aerospace/Defense (0.4%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A		145,000	141
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A		65,000	62
Boeing Capital Corp., 4.75%, 8/25/08		255,000	253
General Dynamics Corp., 3.00%, 5/15/08		305,000	295
General Dynamics Corp., 4.25%, 5/15/13		50,000	47
Lockheed Martin Corp., 6.15%, 9/1/36 144A		70,000	73
Raytheon Co., 5.50%, 11/15/12		305,000	309

Total			1,180

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	155,000	156

Total		156

Banking (0.7%)
Bank of America Corp., 7.40%, 1/15/11	115,000	124
Bank of New York, 4.95%, 1/14/11	75,000	74
Bank One Corp., 5.25%, 1/30/13	235,000	234
Barclays Bank PLC, 5.926%, 12/15/16 144A	50,000	50
BB&T Corp., 4.90%, 6/30/17	55,000	52
Compass Bank, 5.50%, 4/1/20	55,000	54
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	60,000	58
HSBC Capital Funding LP, 4.61%, 6/27/13 144A	20,000	19
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	199,000	196
Northern Trust Corp., 5.30%, 8/29/11	45,000	45
State Street Bank and Trust Co., 5.30%, 1/15/16	250,000	250
UnionBanCal Corp., 5.25%, 12/16/13	50,000	49
Wachovia Corp., 5.35%, 3/15/11	175,000	176
Washington Mutual, Inc., 5.00%, 3/22/12	70,000	68
Zions Bancorporation, 5.50%, 11/16/15	125,000	124

Total		1,573

Beverage/Bottling (0.2%)
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	30,000	30
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	23,000	25
Bottling Group LLC, 5.50%, 4/1/16	65,000	65
Constellation Brands, Inc., 7.25%, 9/1/16	90,000	91
Diageo Capital PLC, 4.375%, 5/3/10	45,000	44
PepsiAmericas, Inc., 4.875%, 1/15/15	150,000	144
SABMiller PLC, 6.20%, 7/1/11 144A	155,000	160

Total		559

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	40,000	40

Total		40

Cable/Media/Broadcasting/Satellite (0.6%)
CBS Corp., 5.625%, 5/1/07	1,000,000	1,001
News America, Inc., 6.40%, 12/15/35	30,000	29
TCI Communications, Inc., 8.75%, 8/1/15	60,000	71
Time Warner Companies, Inc., 7.25%, 10/15/17	20,000	22
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	255,000	263
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	20,000	24
Viacom, Inc., 6.25%, 4/30/16 144A	20,000	20

Total		1,430

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.40%, 3/15/16	30,000	30

Total		30

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	150,000	145
Fortune Brands, Inc., 5.375%, 1/15/16	105,000	100
The Gillette Co., 2.50%, 6/1/08	350,000	336

Total		581

Electric Utilities (1.3%)
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	21
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	15
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	15,000	17
Commonwealth Edison Co., 5.90%, 3/15/36	30,000	29
Consolidated Edison Co. of New York, 5.50%, 9/15/16	35,000	35
Consumer Energy Co., 4.80%, 2/17/09	310,000	306
DTE Energy Co., 7.05%, 6/1/11	380,000	402
Duke Energy Corp., 6.45%, 10/15/32	100,000	107
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	95,000	89
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	53
Florida Power Co., 4.50%, 6/1/10	178,000	174
FPL Group Capital, Inc., 5.551%, 2/16/08	235,000	235
Indiana Michigan Power, 5.05%, 11/15/14	160,000	153
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	66,099	64
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	97
MidAmerican Energy Holdings Co., 6.125%, 4/1/36 144A	15,000	15
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	45
Nevada Power Co., 5.875%, 1/15/15	95,000	95
Nevada Power Co., 6.50%, 5/15/18 144A	95,000	99
Oncor Electric Delivery, 6.375%, 1/15/15	55,000	57
Oncor Electric Delivery Co., 7.00%, 9/1/22	55,000	60
Pacific Gas & Electric Co., 6.05%, 3/1/34	60,000	60
PacifiCorp, 5.45%, 9/15/13	240,000	241
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	117
PPL Electric Utilities Corp., 5.875%, 8/15/07	40,000	40
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
Progress Energy, Inc., 6.85%, 4/15/12	60,000	64
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	98
Puget Energy, Inc., 3.363%, 6/1/08	115,000	111
Southern California Edison Co., 5.00%, 1/15/16	115,000	111
Tampa Electric Co., 6.55%, 5/15/36	30,000	32
Virginia Electric & Power Co., 6.00%, 1/15/36	110,000	109
Xcel Energy, Inc., 6.50%, 7/1/36	50,000	53

Total		3,214

Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	15,000	15

Total		15

Food Processors (0.2%)
Kellogg Co., 6.60%, 4/1/11	295,000	310
Kraft Foods, Inc., 6.25%, 6/1/12	120,000	125

Total		435

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	85,000	78
Royal Caribbean Cruises Ltd., 7.00%, 6/15/13	95,000	96

Total		174

Gas Pipelines (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	123
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	100,000	108
Kinder Morgan Finance, 5.35%, 1/5/11	135,000	132

Total		363

Independent Finance (0.1%)
HSBC Finance Corp., 4.125%, 11/16/09	195,000	189
International Lease Finance Corp., 4.75%, 1/13/12	100,000	97
iStar Financial, Inc., 5.15%, 3/1/12	90,000	88

Total		374

Information/Data Technology (0.0%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	65,000	65

Total		65

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	70,000	69

Total		69

Mortgage Banking (0.1%)
Residential Capital Corp., 6.00%, 2/22/11	250,000	250
Residential Capital Corp., 6.50%, 4/17/13	130,000	132

Total		382

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.40%, 7/15/14	60,000	58

Total		58

Oil & Gas Field Machines and Services (0.0%)
Weatherford International, Ltd., 6.50%, 8/1/36	35,000	36

Total		36

Oil and Gas (0.5%)
Amerada Hess Corp., 7.125%, 3/15/33	15,000	17
Anadarko Finance Co., 7.50%, 5/1/31	60,000	69
Anadarko Petroleum Corp., 5.95%, 9/15/16	40,000	40
Anadarko Petroleum Corp., 6.45%, 9/15/36	25,000	26
Conoco Funding Co., 6.35%, 10/15/11	215,000	226
Encana Holdings Finance Corp., 5.80%, 5/1/14	60,000	60
Nexen, Inc., 5.875%, 3/10/35	40,000	38
Occidental Petroleum, 4.00%, 11/30/07	120,000	118
Occidental Petroleum, 10.125%, 9/15/09	120,000	136
Pemex Project Funding Master Trust, 5.75%, 12/15/15	280,000	273
Petro-Canada, 5.95%, 5/15/35	55,000	52
Pioneer Natural Resource, 6.875%, 5/1/18	80,000	80
Talisman Energy, Inc., 5.85%, 2/1/37	123,000	115
Tesoro Corp., 6.25%, 11/1/12 144A	120,000	116
XTO Energy, Inc., 5.30%, 6/30/15	15,000	15

Total		1,381

Other Finance (0.1%)
SLM Corp., 5.45%, 4/25/11	255,000	257

Total		257

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	48
Western Union Co., 5.93%, 10/1/16 144A	15,000	15

Total		63

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 7.375%, 3/15/32	60,000	62

Total		62

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	260,000	246

Total		246

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	643
Berkshire Hathaway Finance, 3.40%, 7/2/07	250,000	247

Total		890

Railroads (0.3%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	240,000	245
Union Pacific Corp., 3.875%, 2/15/09	240,000	233
Union Pacific Corp., 7.375%, 9/15/09	240,000	252

Total		730

Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	50,000	50
AvalonBay Communities, Inc., 5.50%, 1/15/12	25,000	25
Colonial Realty LP, 6.05%, 9/1/16	20,000	20
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	79
Duke Realty LP, 5.95%, 2/15/17	45,000	46
ERP Operating LP, 5.25%, 9/15/14	120,000	118
First Industrial LP, 5.25%, 6/15/09	50,000	50
HRPT Properties Trust, 5.75%, 11/1/15	65,000	65
ProLogis, 5.50%, 3/1/13	100,000	100
ProLogis, 5.75%, 4/1/16	75,000	75
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	220,000	220
Simon Property Group LP, 5.375%, 6/1/11	245,000	243
Simon Property Group LP, 6.10%, 5/1/16	95,000	98

Total		1,189

Retail Food and Drug (0.1%)
CVS Corp., 4.875%, 9/15/14	125,000	119
CVS Corp., 6.125%, 8/15/16	70,000	72
Delhaize America, Inc., 8.125%, 4/15/11	155,000	166

Total		357

Retail Stores (0.5%)
Federated Department Stores, 6.30%, 4/1/09	320,000	325

The Home Depot, Inc., 5.40%, 3/1/16	140,000	139
J.C. Penney Co., Inc., 6.875%, 10/15/15	30,000	32
May Department Stores Co., 6.65%, 7/15/24	15,000	15
Target Corp., 5.40%, 10/1/08	715,000	718

Total		1,229

Security Brokers and Dealers (0.3%)
Credit Suisse First Boston USA, Inc., 6.125%, 11/15/11	115,000	119
Credit Suisse USA, Inc., 5.50%, 8/16/11	80,000	81
Goldman Sachs Group, Inc., 5.15%, 1/15/14	190,000	185
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	45,000	45
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	25,000	26
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	80,000	78
Morgan Stanley, 5.375%, 10/15/15	135,000	133
Morgan Stanley, 6.25%, 8/9/26	60,000	62

Total		729

Telecommunications (0.5%)
AT&T Corp., 9.75%, 11/15/31	50,000	61
Cingular Wireless LLC, 7.125%, 12/15/31	130,000	142
Deutsche Telekom International Finance, 5.75%, 3/23/16	95,000	93
Embarq Corp., 6.738%, 6/1/13	50,000	51
Embarq Corp., 7.082%, 6/1/16	20,000	20
France Telecom SA, 8.50%, 3/1/31	55,000	72
Sprint Capital Corp., 8.375%, 3/15/12	185,000	208
Sprint Capital Corp., 8.75%, 3/15/32	30,000	37
Telecom Italia Capital SA, 4.00%, 1/15/10	130,000	123
Telecom Italia Capital SA, 6.00%, 9/30/34	40,000	36
Telecom Italia Capital SA, 6.20%, 7/18/11	100,000	101
Verizon Communications, Inc., 5.55%, 2/15/16	70,000	69
Verizon Global Funding Corp., 5.85%, 9/15/35	80,000	75
Vodafone Group PLC, 5.50%, 6/15/11	160,000	161

Total		1,249

Tobacco (0.0%)
Reynolds America, Inc., 7.625%, 6/1/16 144A	80,000	83

Total		83

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.50%, 1/15/16	60,000	59
Johnson Controls, Inc., 6.00%, 1/15/36	30,000	29

Total		88

Yankee Sovereign (0.0%)
United Mexican States, 5.625%, 1/15/17	110,000	109

Total		109

Total Investment Grade Segment (Cost: $19,573)		19,396

Governments (4.7%)
Governments (4.7%)
(e) BECCS, 14.00%, 11/15/11	500,000	497
Fannie Mae, 5.25%, 9/15/16	920,000	938

Housing & Urban Development, 6.08%, 8/1/13	100,000	104
Overseas Private Investment, 4.10%, 11/15/14	106,320	102
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	786
US Treasury, 4.50%, 2/15/36	1,599,000	1,532
US Treasury, 4.875%, 5/31/08	1,847,000	1,850
US Treasury, 4.875%, 7/31/11	45,000	46
US Treasury, 4.875%, 8/15/16	229,000	233
US Treasury, 5.125%, 6/30/11	2,857,000	2,921
US Treasury, 5.125%, 5/15/16	2,399,000	2,489
US Treasury Inflation Index Bond, 2.00%, 1/15/16	1,229,095	1,201

Total Governments (Cost: $12,520)		12,699

Structured Products (10.5%)
Structured Products (10.5%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.689%,	6,489,718	241
2/14/43 IO
Banc of America Mortgage Securities, 4.657%, 8/25/34	288,000	286
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class	645,000	623
A6, 3.511%, 6/25/34
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	139
Daimler Chrysler Auto Trust, Series 2006-C, Class A1, 5.334%,	446,000	446
10/08/07
Fannie Mae Whole Loan, 6.25%, 5/25/42	539,774	547
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	154,000	145
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	232,204	224
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	518,760	500
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	371,476	365
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	49,345	49
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	188,786	185
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	191,925	189
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,127,575	1,085
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	2,008,264	1,934
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	67,644	68
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	197,085	197
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	37,140	37
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	265,182	265
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	152,027	150
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	436,893	431
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	56,981	58
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	129,182	131
Federal Home Loan Mortgage Corp. Multifamily Structured Pass	576,516	583
Through, 5.651%, 4/25/16
Federal Home Loan Mortgage Corp. TBA, 6.00%, 10/1/36	918,000	923
Federal National Mortgage Association, 4.50%, 6/1/19	459,510	444
Federal National Mortgage Association, 4.50%, 12/1/19	53,368	52
Federal National Mortgage Association, 4.50%, 7/1/20	290,154	280
Federal National Mortgage Association, 4.50%, 9/1/35	916,384	856
Federal National Mortgage Association, 4.50%, 10/1/35	547,729	512
Federal National Mortgage Association, 5.00%, 3/1/20	217,253	214
Federal National Mortgage Association, 5.00%, 4/1/20	90,583	89
Federal National Mortgage Association, 5.00%, 5/1/20	368,246	363
Federal National Mortgage Association, 5.00%, 11/1/34	1,088,143	1,048
Federal National Mortgage Association, 5.00%, 4/1/35	181,535	175
Federal National Mortgage Association, 5.00%, 7/1/35	484,002	465
Federal National Mortgage Association, 5.00%, 10/1/35	89,820	86
Federal National Mortgage Association, 5.17%, 1/1/16	216,535	215
Federal National Mortgage Association, 5.285%, 4/1/16	653,183	657
Federal National Mortgage Association, 5.32%, 4/1/14	140,679	141
Federal National Mortgage Association, 5.50%, 10/1/34	624,141	616
Federal National Mortgage Association, 5.50%, 3/1/35	218,601	215
Federal National Mortgage Association, 5.50%, 7/1/35	81,312	80
Federal National Mortgage Association, 5.50%, 8/1/35	142,770	141
Federal National Mortgage Association, 5.50%, 9/1/35	1,394,556	1,374
Federal National Mortgage Association, 5.50%, 10/1/35	1,460,271	1,440
Federal National Mortgage Association, 5.50%, 11/1/35	1,058,075	1,043
Federal National Mortgage Association, 6.00%, 10/1/34	596,380	600

Federal National Mortgage Association, 6.00%, 11/1/34	475,073	478
Federal National Mortgage Association, 6.00%, 5/1/35	24,415	25
Federal National Mortgage Association, 6.00%, 6/1/35	4,798	5
Federal National Mortgage Association, 6.00%, 7/1/35	228,566	230
Federal National Mortgage Association, 6.00%, 8/1/35	76,052	76
Federal National Mortgage Association, 6.00%, 10/1/35	209,932	211
Federal National Mortgage Association, 6.00%, 11/1/35	400,393	402
Federal National Mortgage Association, 6.00%, 9/1/36	293,000	294
Federal National Mortgage Association, 6.50%, 11/1/35	176,837	180
Federal National Mortgage Association, 6.50%, 12/1/35	305,842	312
Federal National Mortgage Association, 6.50%, 4/1/36	106,987	109
Federal National Mortgage Association - Aces, Series 2006-M1,	555,000	553
Class B, 5.355%, 2/25/16
Federal National Mortgage Association TBA, 6.00%, 10/1/36	495,000	497
Final Maturity Amortizing Notes, 4.45%, 8/25/12	493,626	478
First Horizon Alternative Mortgage Securities Trust 2004-FA1,	286,850	289
6.25%, 10/25/34
First Union-Lehman Brothers Commercial Mortgage Trus II	145,000	149
Commercial Mortgage Pass-Through Certificates Series 1997-C2,
6.79%, 11/18/29
Freddie Mac, 4.50%, 10/15/33	127,000	123
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class	105,686	111
A, 6.53%, 6/1/15
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	371,829	359
Washington Mutual Asset Securities Corp., 4.062%, 10/25/33	144,000	141
Wells Fargo Mortgage Backed Securities, 4.00%, 8/25/34	437,000	426
World Omni Auto Receivables Trust, Series 2006-A, Class A3,	997,000	995
5.01%, 10/15/10
World Omni Auto Receivables Trust, 5.374%, 10/15/07	920,000	920

Total Structured Products (Cost: $28,382)		28,270

Below Investment Grade Segment (6.7%)
Aerospace/Defense (0.1%)
L-3 Communications Corp., 6.125%, 7/15/13	55,000	53
L-3 Communications Corp., 7.625%, 6/15/12	135,000	140

Total		193

Autos/Vehicle Parts (0.3%)
Arvinmeritor, Inc., 8.75%, 3/1/12	26,000	25
Ford Motor Credit Co., 7.375%, 2/1/11	45,000	43
Ford Motor Credit Co., 8.625%, 11/1/10	55,000	55
Ford Motor Credit Co., 9.875%, 8/10/11	200,000	207
General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	220,000	219
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	110,000	113
General Motors Corp., 8.375%, 7/15/33	60,000	52
The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	40,000	39
Lear Corp., 8.11%, 5/15/09	75,000	72
TRW Automotive, Inc., 9.375%, 2/15/13	30,000	32

Total		857

Basic Materials (0.7%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	119,000	109
Arch Western Finance LLC, 6.75%, 7/1/13	85,000	82
BCP Caylux Holding, 9.625%, 6/15/14	43,000	47
Berry Plastics Holding Corp., 8.875%, 9/15/14 144A	40,000	40
Bowater Canada Finance, 7.95%, 11/15/11	50,000	48
Cascades, Inc., 7.25%, 2/15/13	35,000	34
Crown Americas Inc., 7.625%, 11/15/13	71,000	72
Crown Americas Inc., 7.75%, 11/15/15	50,000	51

Equistar Chemicals LP, 8.75%, 2/15/09	70,000	72
Equistar Chemicals LP, 10.625%, 5/1/11	115,000	122
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	115,000	110
Georgia Gulf Corp., 9.50%, 10/15/14 144A	70,000	70
Georgia-Pacific Corp., 7.70%, 6/15/15	30,000	30
Georgia-Pacific Corp., 8.125%, 5/15/11	55,000	56
Graphic Packaging International Corp., 9.50%, 8/15/13	30,000	31
Hexion US Finance Corp., 9.00%, 7/15/14	38,000	39
Huntsman LLC, 11.50%, 7/15/12	50,000	57
Invista, 9.25%, 5/1/12 144A	55,000	58
Jefferson Smurfit Corp., 7.50%, 6/1/13	45,000	42
Lyondell Chemical Co., 8.00%, 9/15/14	115,000	116
Massey Energy Co., 6.875%, 12/15/13	110,000	100
Norampac, Inc., 6.75%, 6/1/13	45,000	43
Novelis, Inc., 8.25%, 2/15/15 144A	47,000	45
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	66,000	63
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	115,000	118
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	73,000	78
Smurfit-Stone Container, 8.375%, 7/1/12	130,000	124

Total		1,857

Builders/Building Materials (0.2%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	39,000	35
Beazer Homes USA, Inc., 6.875%, 7/15/15	16,000	14
K. Hovnanian Enterprises, 7.75%, 5/15/13	105,000	96
KB HOME, 5.75%, 2/1/14	46,000	42
KB HOME, 7.75%, 2/1/10	60,000	60
Standard Pacific Corp., 6.50%, 8/15/10	95,000	89
Technical Olympic USA, Inc., 8.25%, 4/1/11 144A	75,000	69
Technical Olympic USA, Inc., 9.00%, 7/1/10	50,000	48

Total		453

Capital Goods (0.1%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	25,000	27
Case New Holland, Inc., 9.25%, 8/1/11	112,000	119
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	47
Terex Corp., 7.375%, 1/15/14	45,000	45
United Rentals North America, Inc., 6.50%, 2/15/12	165,000	159

Total		397

Consumer Products/Retailing (0.4%)
Albertson’s, Inc., 7.50%, 2/15/11	95,000	97
Delhaize America, Inc., 8.125%, 4/15/11	90,000	97
Education Management LLC, 10.25%, 6/1/16 144A	85,000	87
GSC Holdings Corp., 8.00%, 10/1/12	80,000	82
Jostens IH Corp., 7.625%, 10/1/12	52,000	52
Levi Strauss & Co., 10.258%, 4/1/12	60,000	62
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	121
Phillips Van Heusen Corp., 7.25%, 2/15/11	37,000	37
Phillips Van Heusen Corp., 8.125%, 5/1/13	50,000	52
Rent-A-Center, 7.50%, 5/1/10	41,000	41
Rite Aid Corp., 8.125%, 5/1/10	100,000	100
Samsonite Corp., 8.875%, 6/1/11	73,000	76
Simmons Bedding Co., 7.875%, 1/15/14	75,000	73
Warnaco, Inc., 8.875%, 6/15/13	50,000	52

Total		1,029

Energy (0.7%)
AmeriGas Partners LP, 7.25%, 5/20/15	100,000	100

Basic Energy Services, Inc., 7.125%, 4/15/16 144A	45,000	43
Chesapeake Energy Corp., 6.375%, 6/15/15	103,000	98
Chesapeake Energy Corp., 6.625%, 1/15/06	129,000	124
Chesapeake Energy Corp., 7.50%, 9/15/13	45,000	46
Chesapeake Energy Corp., 7.625%, 7/15/13	50,000	51
Colorado Interstate Gas, 6.80%, 11/15/15	125,000	126
Denbury Resources, Inc., 7.50%, 12/15/15	30,000	30
El Paso Performance-Linked Trust, 7.75%, 7/15/11 144A	75,000	77
El Paso Production Holding, 7.75%, 6/1/13	125,000	128
Hanover Compressor Co., 7.50%, 4/15/13	11,000	11
Hanover Compressor Co., 9.00%, 6/1/14	50,000	53
Kinder Morgan, Inc., 5.35%, 1/5/11	65,000	63
Newfield Exploration Co., 6.625%, 9/1/14	15,000	15
Newfield Exploration Co., 6.625%, 4/15/16	65,000	63
Petrohawk Energy Corp., 9.125%, 7/15/13 144A	113,000	114
Pioneer Natural Resource Co., 5.875%, 7/15/16	45,000	42
Pogo Producing Co., 7.875%, 5/1/13 144A	51,000	52
Range Resources Corp., 6.375%, 3/15/15	72,000	68
Range Resources Corp., 7.50%, 5/15/16	15,000	15
SESI LLC, 6.875%, 6/1/14 144A	85,000	84
Sonat, Inc., 7.625%, 7/15/11	75,000	77
Tesoro Corp., 6.625%, 11/1/15 144A	80,000	77
Whiting Petroleum Corp., 7.25%, 5/1/13	83,000	81
Williams Companies, Inc., 6.375%, 10/1/10 144A	270,000	270

Total		1,908

Financials (0.1%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	30,000	31
E*Trade Financial Corp., 7.875%, 12/1/15	90,000	95
LaBranche & Co., Inc., 9.50%, 5/15/09	25,000	26
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	41
Residential Capital Corp., 7.337%, 4/17/09 144A	95,000	94
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	62

Total		349

Foods (0.2%)
B&G Foods, Inc., 8.00%, 10/1/11	58,000	59
Constellation Brands, Inc., 7.25%, 9/1/16	65,000	66
Dole Foods Co., 8.625%, 5/1/09	30,000	29
Gold Kist, Inc., 10.25%, 3/15/14	39,000	45
Land O Lakes, Inc., 9.00%, 12/15/10	42,000	45
Reynolds America, Inc., 7.25%, 6/1/13 144A	155,000	159
Reynolds America, Inc., 7.625%, 6/1/16 144A	85,000	88
Smithfield Foods, Inc., 7.75%, 5/15/13	50,000	52

Total		543

Gaming/Leisure/Lodging (0.7%)
AMC Entertainment, Inc., 9.50%, 2/1/11	30,000	30
AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	59
American Casino & Entertainment, 7.85%, 2/1/12	60,000	61
Boyd Gaming Corp., 7.75%, 12/15/12	100,000	103
Corrections Corp. of America, 6.25%, 3/15/13	111,000	109
Corrections Corp. of America, 6.75%, 1/31/14	16,000	16
Hertz Corp., 8.875%, 1/1/14 144A	95,000	100
Host Marriot LP, 7.125%, 11/1/13	210,000	212
Intrawest Corp., 7.50%, 10/15/13	45,000	48
Mandalay Resort Group, 9.375%, 2/15/10	50,000	53
MGM Mirage, Inc., 6.375%, 12/15/11	75,000	73
MGM Mirage, Inc., 6.625%, 7/15/15	61,000	59
MGM Mirage, Inc., 6.75%, 9/1/12	50,000	49
MGM Mirage, Inc., 8.375%, 2/1/11	75,000	78
MGM Mirage, Inc., 8.50%, 9/15/10	95,000	101

Mohegan Tribal Gaming, 6.125%, 2/15/13	30,000	29
Park Place Entertainment Corp., 8.125%, 5/15/11	65,000	69
Pokagon Gaming Authority, 10.375%, 6/15/14 144A	28,000	30
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	65,000	66
Starwood Hotels & Resorts, 7.875%, 5/1/12	55,000	58
Station Casinos, Inc., 6.00%, 4/1/12	65,000	63
Station Casinos, Inc., 6.625%, 3/15/18	45,000	41
Station Casinos, Inc., 6.875%, 3/1/16	85,000	80
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	60,000	57
Universal City Development Corp., 11.75%, 4/1/10	44,000	47
Universal City Florida, 8.375%, 5/1/10	33,000	33
Wynn Las Vegas LLC, 6.625%, 12/1/14	155,000	150

Total		1,874

Health Care/Pharmaceuticals (0.3%)
Fresenius Medical Capital Trust II, 7.875%, 2/1/08	30,000	31
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	30,000	31
HCA Inc., 8.75%, 9/1/10	35,000	35
Iasis Healthcare Corp., 8.75%, 6/15/14	129,000	124
OMEGA Healthcare Investors, Inc., 7.00%, 1/15/16	20,000	20
OMEGA Healthcare Investors, Inc., 7.00%, 4/1/14	50,000	50
Omnicare Inc., 6.75%, 12/15/13	60,000	58
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	48
Service Corp. International, 6.75%, 4/1/16	60,000	58
Service Corp. International, 7.375%, 10/1/14 144A	15,000	15
Tenet Healthcare Corp., 6.375%, 12/1/11	85,000	75
Tenet Healthcare Corp., 9.875%, 7/1/14	15,000	15
US Oncology, Inc., 9.00%, 8/15/12	60,000	62
Vanguard Health Holding II, 9.00%, 10/1/14	85,000	81
Ventas Realty LP, 6.75%, 6/1/10	40,000	41
Ventas Realty LP, 9.00%, 5/1/12	50,000	56
Ventas Realty LP/Capital Corp., 6.50%, 6/1/16	25,000	25

Total		825

Media (0.9%)
CCH I LLC/CCH I Capital Corp., 11.00%, 10/1/15	60,000	55
CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	60,000	61
Clear Channel Communications, Inc., 6.25%, 3/15/11	65,000	65
Cox Communications, Inc., 7.125%, 10/1/12	65,000	69
CSC Holdings, Inc., 7.25%, 4/15/12 144A	65,000	65
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	154
CSC Holdings, Inc., 7.875%, 2/15/18	60,000	62
CSC Holdings, Inc., 8.125%, 7/15/09	60,000	62
CSC Holdings, Inc., 8.125%, 8/15/09	30,000	31
The DIRECTV Group, Inc., 6.375%, 6/15/15	55,000	52
Echostar DBS Corp., 6.375%, 10/1/11	160,000	156
Echostar DBS Corp., 7.00%, 10/1/13 144A	50,000	49
EchoStar DBS Corp., 7.125%, 2/1/16 144A	30,000	29
Intelsat Bermuda, Ltd., 8.50%, 1/15/13	60,000	61
Intelsat Bermuada, Ltd., 11.25%, 6/15/16 144A	51,000	54
Intelsat Bermuada, Ltd., 11.64%, 6/15/13 144A	65,000	68
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	60,000	64
Lamar Media Corp., 6.625%, 8/15/15	105,000	101
LIN Television Corp., 6.50%, 5/15/13	90,000	84
Mediacom Broadband LLC, 8.50%, 10/15/15	55,000	55
Mediacom Broadband LLC, 8.50%, 10/15/15 144A	30,000	30
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	30,000	30
Primedia, Inc., 8.00%, 5/15/13	60,000	54
Quebecor World Capital Corp., 8.75%, 3/15/16 144A	55,000	53
R.H. Donnelley Corp., 6.875%, 1/15/13	310,000	284
R.H. Donnelley Corp., 8.875%, 1/15/16	35,000	35
Rogers Cable, Inc., 6.25%, 6/15/13	55,000	54
Rogers Cable, Inc., 7.875%, 5/1/12	50,000	53
Sinclair Broadcast Group, 8.00%, 3/15/12	88,000	89
Videotron Ltee, 6.375%, 12/15/15	25,000	24

Total		2,103

Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 2/15/13	30,000	30
The Rouse Co., 7.20%, 9/15/12	85,000	86
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	76,000	76
Trustreet Properties, Inc., 7.50%, 4/1/15	50,000	50

Total		242

Services (0.2%)
Allied Waste North America, 6.375%, 4/15/11	210,000	205
Allied Waste North America, 6.50%, 11/15/10	70,000	69
Allied Waste North America, 7.25%, 3/15/15	70,000	69
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	40,000	42
FTI Consulting, Inc., 7.75%, 10/1/16 144A	25,000	25
WCA Waste Corp., 9.25%, 6/15/14 144A	65,000	67

Total		477

Structured Product (0.4%)
Dow Jones Credit Derivative High Yield,7.375%, 6/29/11 144A	1,000,000	1,011
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	185,000	189

Total		1,200

Technology (0.3%)
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	74
Nortel Networks, Ltd., 10.75%, 7/15/16 144A	65,000	70
Sanmina Corp., 8.125%, 3/1/16	35,000	34
Stats Chippac, Inc., 6.75%, 11/15/11	53,000	51
Sungard Data Systems, Inc., 4.875%, 1/15/14	30,000	26
Sungard Data Systems, Inc., 9.125%, 8/15/13	95,000	98
TDS Investor Corp., 9.875%, 9/1/14 144A	125,000	121
TDS Investor Corp., 11.875, 9/1/16 144A	150,000	144
Unisys Corp., 8.00%, 10/15/12	56,000	52
Xerox Corp., 6.40%, 3/15/16	35,000	35
Xerox Corp., 7.20%, 4/1/16	47,000	49
Xerox Corp., 7.625%, 6/15/13	115,000	121

Total		875

Telecommunications (0.5%)
American Tower Corp., 7.125%, 10/15/12	95,000	97
Citizens Communications, 9.25%, 5/15/11	215,000	237
Embarq Corp., 6.738%, 6/1/13	100,000	103
Nextel Communications, Inc., 6.875%, 10/31/13	80,000	81
Qwest Capital Funding, Inc., 7.90%, 8/15/10	65,000	67
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	25
Qwest Corp., 7.50%, 10/1/14 144A	16,000	17
Qwest Corp., 7.875%, 9/1/11	217,000	228
Rogers Wireless, Inc., 6.375%, 3/1/14	45,000	45
Rogers Wireless, Inc., 7.25%, 12/15/12	48,000	50
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	79
Windstream Corp., 8.125%, 8/1/13 144A	85,000	90
Windstream Corp., 8.625%, 8/1/16 144A	85,000	91

Total		1,210

Transportation (0.1%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	67,000	71
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	50,000	55
OMI Corp., 7.625%, 12/1/13	84,000	85
Ship Finance International, Ltd., 8.50%, 12/15/13	40,000	39
Stena AB, 7.50%, 11/1/13	140,000	137

Total		387

Utilities (0.4%)
The AES Corp., 8.75%, 5/15/13 144A	130,000	139
The AES Corp., 9.375%, 9/15/10	55,000	59
Aquila, Inc., 9.95%, 2/1/11	6,000	7
CMS Energy Corp., 7.75%, 8/1/10	90,000	95
Dynegy Holdings, Inc., 8.375%, 5/1/16	65,000	66
Edison Mission Energy, 7.73%, 6/15/09	200,000	205
Midwest Generation LLC, 8.75%, 5/1/34	60,000	64
Nevada Power Co., 8.25%, 6/1/11	65,000	72
NRG Energy, Inc., 7.25%, 2/1/14	125,000	124
NRG Energy, Inc., 7.375%, 2/1/16	105,000	104
Sierra Pacific Resources, 8.625%, 3/15/14	75,000	81
Teco Energy, Inc., 6.75%, 5/1/15	40,000	41
TXU Corp., 5.55%, 11/15/14	40,000	38

Total		1,095

Total Below Investment Grade Segment (Cost: $17,850)		17,874

Money Market Investments (16.7%)
Commercial Banks (0.1%)
(b) Rabobank USA, 5.35%, 10/2/06	300,000	300

Total		300

Federal Government and Agencies (16.6%)
Federal Home Loan Bank Discount Corp., 5.14%, 10/18/06	25,100,000	25,036
Federal Home Loan, 5.14%, 12/27/06	1,000,000	988
(b) Federal Home Loan Bank Discount Corp., 5.16%, 10/11/06	18,500,000	18,470

Total		44,494

Total Money Market Investments (Cost: $44,794)		44,794

Total Investments (99.5%) (Cost $243,911)(a)		266,961

Other Assets, Less Liabilities (0.5%)		1,228

Net Assets (100.0%)		268,189

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006 the value of these securities (in thousands) was $6,033, representing 2.25% of the net assets.

IO - Interest Only Security

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $243,911 and the net unrealized appreciation of investments based on that cost was $23,050 which is comprised of $26,993 aggregate gross unrealized appreciation and $3,943 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US 5 Year Note (CBT) Commodity (Short)	9	12/06	$6
(Total Notional Value at September 30, 2006, $944)
US Ten Year Treasury Note (Short)	17	12/06	$19
(Total Notional Value at September 30, 2006, $1,818)
S&P 500 Index Futures (Long)	38	12/06	$237
(Total Notional Value at September 30, 2006, $12,544)
US Long Bond (CBT) Commodity (Short)	10	12/06	$19
(Total Notional Value at September 30, 2006, $1,105)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Corporate Bonds (11.5%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (0.7%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	2,565,000	$2,498
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	1,040,000	995
Boeing Capital Corp., 4.75%, 8/25/08	3,359,000	3,336
General Dynamics Corp., 3.00%, 5/15/08	6,398,000	6,180
General Dynamics Corp., 4.25%, 5/15/13	890,000	843
Lockheed Martin Corp., 6.15%, 9/1/36 144A	1,720,000	1,802
Raytheon Co., 5.50%, 11/15/12	4,584,000	4,624

Total		20,278

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	2,590,000	2,601

Total		2,601

Banking (1.2%)
Bank of America Corp., 7.40%, 1/15/11	1,813,000	1,962
Bank of New York, 4.95%, 1/14/11	1,550,000	1,537
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,459
Barclays Bank PLC, 5.926%, 12/15/16 144A	880,000	881
BB&T Corp., 4.90%, 6/30/17	975,000	925
Compass Bank, 5.50%, 4/1/20	1,135,000	1,120
Countrywide Financial Corp., 6.25%, 5/15/16	745,000	756
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	1,020,000	994
HSBC Capital Funding LP, 4.61%, 6/27/13 144A	260,000	241
M&I Marshall & Ilsley Bank, 5.30%, 9/8/11	2,480,000	2,491
Mellon Bank NA, 5.45%, 4/1/16	1,640,000	1,643
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	4,208,000	4,154
Northern Trust Corp., 5.30%, 8/29/11	795,000	801
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,769
UnionBanCal Corp., 5.25%, 12/16/13	810,000	798
Wachovia Corp., 5.35%, 3/15/11	3,080,000	3,101
Washington Mutual Bank, 5.95%, 5/20/13	1,690,000	1,725
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	2,263

Total		31,620

Beverage/Bottling (0.4%)
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	515,000	519
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	910,000	1,006
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,127
Constellation Brands, Inc., 7.25%, 9/1/16	1,570,000	1,588
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,530
PepsiAmericas, Inc., 4.875%, 1/15/15	2,175,000	2,089
SABMiller PLC, 6.20%, 7/1/11 144A	2,595,000	2,662

Total		10,521

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	810,000	811

Total		811

Cable/Media/Broadcasting/Satellite (0.7%)
CBS Corp., 5.625%, 5/1/07	11,400,000	11,408
News America, Inc., 6.40%, 12/15/35	525,000	515
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,220
Time Warner Companies, Inc., 7.25%, 10/15/17	405,000	437
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	5,435,000	5,613
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	250,000	295
Viacom, Inc., 6.25%, 4/30/16 144A	430,000	426

Total		19,914

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.40%, 3/15/16	515,000	516

Total		516

Consumer Products (0.3%)
The Clorox Co., 4.20%, 1/15/10	3,365,000	3,260
Fortune Brands, Inc., 5.375%, 1/15/16	2,045,000	1,951
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,790

Total		10,001

Electric Utilities (2.2%)
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	437
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	262
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	270,000	300
Commonwealth Edison Co., 5.90%, 3/15/36	515,000	505
Consolidated Edison Co. of New York, 5.50%, 9/15/16	605,000	607
Consumer Energy Co., 4.80%, 2/17/09	6,580,000	6,498
DTE Energy Co., 7.05%, 6/1/11	7,520,000	7,962
Duke Energy Corp., 6.45%, 10/15/32	1,675,000	1,791
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,805,000	1,692
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,000
Florida Power Co., 4.50%, 6/1/10	3,636,000	3,546
FPL Group Capital, Inc., 5.551%, 2/16/08	4,245,000	4,252
Indiana Michigan Power, 5.05%, 11/15/14	2,660,000	2,552
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,485,024	1,441
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,146
MidAmerican Energy Holdings Co., 6.125%, 4/1/36 144A	260,000	263
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	864
Nevada Power Co., 5.875%, 1/15/15	1,830,000	1,822
Nevada Power Co., 6.50%, 5/15/18 144A	1,560,000	1,621
Oncor Electric Delivery Co., 6.375%, 1/15/15	1,025,000	1,058
Oncor Electric Delivery Co., 7.00%, 9/1/22	880,000	954
Pacific Gas & Electric Co., 6.05%, 3/1/34	1,035,000	1,041
PacifiCorp, 5.45%, 9/15/13	4,040,000	4,055
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,309
PPL Electric Utilities Corp., 5.875%, 8/15/07	725,000	728
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	221
Progress Energy, Inc., 6.85%, 4/15/12	1,155,000	1,234
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,473
Puget Energy, Inc., 3.363%, 6/1/08	2,465,000	2,384
Southern California Edison Co., 5.00%, 1/15/16	2,055,000	1,985
Tampa Electric Co., 6.55%, 5/15/36	520,000	557
Virginia Electric & Power Co., 6.00%, 1/15/36	2,010,000	1,992
Xcel Energy, Inc., 6.50%, 7/1/36	780,000	823

Total		59,375

Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	280,000	282

Total		282

Food Processors (0.3%)
Kellogg Co., 6.60%, 4/1/11	4,675,000	4,919
Kraft Foods, Inc., 6.25%, 6/1/12	2,630,000	2,735

Total		7,654

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	1,375,000	1,258
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,555,000	1,572

Total		2,830

Gas Pipelines (0.2%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,947
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,800,000	1,953
Kinder Morgan Finance Co., 5.35%, 1/5/11	2,440,000	2,372

Total		6,272

Independent Finance (0.3%)
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,267
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	2,128
iStar Financial, Inc., 5.15%, 3/1/12	1,900,000	1,854

Total		8,249

Information/Data Technology (0.1%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	1,255,000	1,249
Siemens AG, 5.75%, 10/17/16 144A	645,000	655
Siemens AG, 6.125%, 8/17/26 144A	645,000	661

Total		2,565

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	1,325,000	1,308

Total		1,308

Mortgage Banking (0.2%)
Residential Capital Corp., 6.00%, 2/22/11	4,350,000	4,345
Residential Capital Corp., 6.50%, 4/17/13	2,090,000	2,122

Total		6,467

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.40%, 7/15/14	1,045,000	1,011

Total		1,011

Oil & Gas Field Machines and Services (0.0%)
Weatherford International, Ltd., 6.50%, 8/1/36	625,000	637

Total		637

Oil and Gas (0.9%)
Anadarko Finance Co., 7.50%, 5/1/31	1,040,000	1,189
Anadarko Petroleum Corp., 5.95%, 9/15/16	725,000	734
Anadarko Petroleum Corp., 6.45%, 9/15/36	485,000	495
Conoco Funding Co., 6.35%, 10/15/11	3,230,000	3,397
Encana Holdings Finance Corp., 5.80%, 5/1/14	1,075,000	1,083
Hess Corp., 7.125%, 3/15/33	260,000	287
Nexen, Inc., 5.875%, 3/10/35	745,000	710
Occidental Petroleum, 4.00%, 11/30/07	2,800,000	2,762
Occidental Petroleum, 10.125%, 9/15/09	3,230,000	3,658
Pemex Project Funding Master Trust, 5.75%, 12/15/15	5,015,000	4,900
Petro-Canada, 5.95%, 5/15/35	995,000	950
Pioneer Natural Resource, 6.875%, 5/1/18	1,300,000	1,299
Talisman Energy, Inc., 5.85%, 2/1/37	2,185,000	2,037
Tesoro Corp., 6.25%, 11/1/12 144A	2,070,000	1,995
XTO Energy, Inc., 5.30%, 6/30/15	260,000	252

Total		25,748

Other Finance (0.2%)
SLM Corp., 5.45%, 4/25/11	4,560,000	4,588

Total		4,588

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	855,000	825
Western Union Co., 5.93%, 10/1/16 144A	325,000	328

Total		1,153

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 7.375%, 3/15/32	1,105,000	1,145

Total		1,145

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	3,750,000	3,542

Total		3,542

Property and Casualty Insurance (0.2%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,620
Berkshire Hathaway Finance, 3.40%, 7/2/07	2,500,000	2,467

Total		7,087

Railroads (0.5%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	5,600,000	5,712
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,431
Union Pacific Corp., 7.375%, 9/15/09	2,750,000	2,896

Total		14,039

Real Estate Investment Trusts (0.8%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	860,000	856
AvalonBay Communities, Inc., 5.50%, 1/15/12	500,000	503
Colonial Realty LP, 6.05%, 9/1/16	360,000	363
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,519
Duke Realty LP, 5.95%, 2/15/17	835,000	846
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,916
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,911
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,217
ProLogis, 5.50%, 3/1/13	1,735,000	1,726
ProLogis, 5.75%, 4/1/16	1,375,000	1,378
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	3,640,000	3,638
Simon Property Group LP, 5.375%, 6/1/11	4,445,000	4,434
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,609

Total		21,916

Retail Food and Drug (0.2%)
CVS Corp., 4.875%, 9/15/14	2,065,000	1,960
CVS Corp., 6.125%, 8/15/16	1,220,000	1,248
Delhaize America, Inc., 8.125%, 4/15/11	2,595,000	2,786

Total		5,994

Retail Stores (0.4%)
Federated Department Stores, 6.30%, 4/1/09	3,785,000	3,849
The Home Depot, Inc., 5.40%, 3/1/16	2,560,000	2,543
J.C. Penney Co., Inc., 6.875%, 10/15/15	515,000	544
May Department Stores Co., 6.65%, 7/15/24	260,000	260
Target Corp., 5.40%, 10/1/08	5,605,000	5,631

Total		12,827

Security Brokers and Dealers (0.4%)
Credit Suisse USA, Inc., 5.50%, 8/16/11	1,370,000	1,382
Credit Suisse USA, Inc., 6.125%, 11/15/11	2,050,000	2,127
Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,660,000	3,579
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	820,000	817
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	445,000	455
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	1,550,000	1,503
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,713
Morgan Stanley, 6.25%, 8/9/26	1,035,000	1,071

Total		12,647

Telecommunications (0.8%)
AT&T Corp., 8.00%, 11/15/31	1,260,000	1,540
Cingular Wireless LLC, 7.125%, 12/15/31	2,740,000	2,999
Deutsche Telekom International Finance, 5.75%, 3/23/16	1,615,000	1,580
Embarq Corp., 6.738%, 6/1/13	835,000	859
Embarq Corp., 7.082%, 6/1/16	405,000	413
France Telecom SA, 8.50%, 3/1/31	975,000	1,272
Sprint Capital Corp., 8.375%, 3/15/12	2,830,000	3,172
Sprint Capital Corp., 8.75%, 3/15/32	470,000	573
Telecom Italia Capital SA, 4.00%, 1/15/10	3,360,000	3,183
Telecom Italia Capital SA, 6.00%, 9/30/34	655,000	586
Telecom Italia Capital SA, 6.20%, 7/18/11	1,620,000	1,639
Verizon Communications, Inc., 5.55%, 2/15/16	1,135,000	1,120
Verizon Global Funding Corp., 5.85%, 9/15/35	1,425,000	1,343
Vodafone Group PLC, 5.50%, 6/15/11	2,820,000	2,827

Total		23,106

Tobacco (0.0%)
Reynolds America, Inc., 7.625%, 6/1/16 144A	1,325,000	1,374

Total		1,374

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.50%, 1/15/16	1,090,000	1,065
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	503

Total		1,568

Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	2,050,000	2,025
Total		2,025

Total Corporate Bonds (Cost: $334,343)		331,671

Governments (9.5%)
Governments (9.5%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	5,087
Aid-Israel, 0.00%, 11/15/23	11,500,000	4,800
Aid-Israel, 5.50%, 4/26/24	9,840,000	10,251
(e) BECCS, 14.00%, 11/15/11	8,400,000	8,349
Fannie Mae, 5.25%, 9/15/16	16,950,000	17,281
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	15,806
Overseas Private Investment, 4.10%, 11/15/14	3,685,760	3,550
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	6,100,000	4,795
US Treasury, 3.125%, 5/15/07	2,400,000	2,373
(g) US Treasury, 4.50%, 2/15/36	10,357,000	9,924
(g) US Treasury, 4.875%, 5/31/08	48,024,000	48,113
(g) US Treasury, 4.875%, 7/31/11	39,695,000	40,156
(g) US Treasury, 4.875%, 8/15/16	22,442,000	22,866
(g) US Treasury, 5.125%, 6/30/11	21,338,000	21,809
(g) US Treasury, 5.125%, 5/15/16	35,505,000	36,831
US Treasury Inflation Index Bond, 2.00%, 1/15/16	21,845,906	21,344

Total Governments (Cost: $267,996)		273,335

Structured Products (19.3%)
Structured Products (19.3%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.689%, 2/14/43 IO	114,657,066	4,266
Banc of America Mortgage Securities, 4.657%, 8/25/34	5,332,000	5,303
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.511%, 6/25/34	11,842,000	11,438
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	2,580,000	2,559
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	5,700,000	5,898
Daimler Chrysler Auto Trust, Series 2006-C, Class A1, 5.334%, 10/8/07	8,432,000	8,432
DLJ Commerical Mortgage Corp., Series 1998-CF1, Class S, 1.146%, 2/18/31 IO	195,270,518	2,938
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.727%, 10/15/30 IO 144A	10,282,156	82
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.328%, 1/15/25 IO 144A	16,724,713	585
Fannie Mae Whole Loan, 6.25%, 5/25/42	9,972,455	10,099
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	2,497,195	2,354
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	3,250,851	3,136
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	8,443,360	8,137
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,492,322	3,435
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	1,015,410	998
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	3,853,343	3,786
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	1,989,370	1,955
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	40,273,431	38,755
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	22,143,658	21,309
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,386,705	1,388

Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,691,019	2,692
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	506,157	507
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,576,005	3,576
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	4,710,179	4,647
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	13,485,945	13,306
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	876,828	888
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	2,279,368	2,324
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	2,503,563	2,550
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, 5.651%, 4/25/16	10,556,269	10,675
Federal Home Loan Mortgage Corp. TBA, 6.00%, 10/1/36	40,547,000	40,749
Federal National Mortgage Association, 4.00%, 6/1/19	1,646,249	1,558
Federal National Mortgage Association, 4.50%, 6/1/19	12,673,480	12,245
Federal National Mortgage Association, 4.50%, 8/1/19	1,720,147	1,662
Federal National Mortgage Association, 4.50%, 12/1/19	1,464,792	1,415
Federal National Mortgage Association, 4.50%, 7/1/20	5,329,671	5,144
Federal National Mortgage Association, 4.50%, 4/1/35	992,909	928
Federal National Mortgage Association, 4.50%, 6/1/35	3,750,308	3,505
Federal National Mortgage Association, 4.50%, 9/1/35	20,556,394	19,213
Federal National Mortgage Association, 4.50%, 12/1/35	1,227,744	1,147
Federal National Mortgage Association, 4.50%, 3/1/36	502,442	469
Federal National Mortgage Association, 4.50%, 5/1/36	638,008	596
Federal National Mortgage Association, 5.00%, 3/1/20	4,451,494	4,378
Federal National Mortgage Association, 5.00%, 4/1/20	1,849,905	1,818
Federal National Mortgage Association, 5.00%, 5/1/20	7,095,656	6,974
Federal National Mortgage Association, 5.00%, 4/1/35	4,953,302	4,763
Federal National Mortgage Association, 5.00%, 7/1/35	6,234,948	5,995
Federal National Mortgage Association, 5.00%, 10/1/35	2,620,339	2,520
Federal National Mortgage Association, 5.17%, 1/1/16	4,196,774	4,175
Federal National Mortgage Association, 5.285%, 4/1/16	12,073,364	12,146
Federal National Mortgage Association, 5.32%, 4/1/14	2,731,674	2,742
Federal National Mortgage Association, 5.50%, 9/1/34	1,341,997	1,325
Federal National Mortgage Association, 5.50%, 3/1/35	11,404,103	11,242
Federal National Mortgage Association, 5.50%, 7/1/35	2,270,412	2,238
Federal National Mortgage Association, 5.50%, 8/1/35	4,118,296	4,059
Federal National Mortgage Association, 5.50%, 9/1/35	22,843,893	22,517
Federal National Mortgage Association, 5.50%, 10/1/35	10,239,580	10,093
Federal National Mortgage Association, 5.50%, 11/1/35	25,222,046	24,861
Federal National Mortgage Association, 6.00%, 5/1/35	675,288	679
Federal National Mortgage Association, 6.00%, 6/1/35	1,617,137	1,625
Federal National Mortgage Association, 6.00%, 7/1/35	9,473,295	9,520
Federal National Mortgage Association, 6.00%, 8/1/35	962,194	967
Federal National Mortgage Association, 6.00%, 10/1/35	2,386,450	2,398
Federal National Mortgage Association, 6.00%, 11/1/35	10,720,020	10,772
Federal National Mortgage Association, 6.00%, 9/1/36	5,546,773	5,572
Federal National Mortgage Association, 6.50%, 11/1/35	2,383,361	2,428
Federal National Mortgage Association, 6.50%, 12/1/35	3,412,125	3,475
Federal National Mortgage Association, 6.50%, 4/1/36	2,071,779	2,110
Federal National Mortgage Association, 6.75%, 4/25/18	3,307,606	3,391
Federal National Mortgage Association - Aces, Series 2006-M1, Class B, 5.355%,	10,762,000	10,727
Federal National Mortgage Association TBA, 6.00%, 10/1/36	9,074,000	9,114
Final Maturity Amortizing Notes, 4.45%, 8/25/12	10,181,025	9,857
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, 6.25%, 10/25/34	5,244,978	5,282
First Union-Lehman Brothers Commercial Mortgage Trust II, Commerical Mortgage	2,667,000	2,746
Pass-Through Certificates, Series 1997-C2, 6.79%, 11/18/29 Freddie Mac, 4.50%, 10/15/33	2,381,000	2,303
Government National Mortgage Association, 5.00%, 7/15/33	2,600,815	2,532
Government National Mortgage Association, 5.50%, 1/15/32	229,004	228
Government National Mortgage Association, 5.50%, 2/15/32	2,563,768	2,549
Government National Mortgage Association, 5.50%, 9/15/32	73,624	73
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	2,057,583	2,156
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.237%, 1/25/29 IO 144A	4,747,123	46
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	27,500,000	27,354
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	391,991	391
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	6,059,542	5,855
Washington Mutual Asset Securities Corp., 4.062%, 10/25/33	2,662,000	2,605
Wells Fargo Mortgage Backed Securities, 4.00%, 8/25/34	8,006,000	7,802
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	9,064,000	9,049
World Omni Auto Receivables Trust, 5.374%, 10/15/07	25,300,000	25,304

Total Structured Products (Cost: $561,546)		557,585

Common Stocks (54.6%)
Consumer Discretionary (5.5%)
* Amazon.com, Inc.	41,100	1,320
* Apollo Group, Inc. - Class A	18,300	901
* AutoNation, Inc.	20,093	420
* AutoZone, Inc.	6,875	710
* Bed Bath & Beyond, Inc.	37,000	1,416
Best Buy Co., Inc.	53,200	2,849
* Big Lots, Inc.	14,300	283
The Black & Decker Corp.	9,700	770
Brunswick Corp.	12,100	377
Carnival Corp.	58,273	2,741
CBS Corp. - Class B	102,230	2,880
Centex Corp.	15,500	816
Circuit City Stores, Inc.	18,500	465
Clear Channel Communications, Inc.	64,950	1,874
* Coach, Inc.	47,900	1,648
* Comcast Corp. - Class A	274,037	10,099
D.R. Horton, Inc.	35,700	855
Darden Restaurants, Inc.	19,149	813
Dillard’s, Inc. - Class A	7,936	260
Dollar General Corp.	40,865	557
Dow Jones & Co., Inc.	8,480	284
The E.W. Scripps Co. - Class A	10,900	522
Eastman Kodak Co.	37,517	840
Family Dollar Stores, Inc.	19,900	582
Federated Department Stores, Inc.	71,184	3,076
Ford Motor Co.	246,307	1,993
Fortune Brands, Inc.	19,733	1,482
Gannett Co., Inc.	30,950	1,759
The Gap, Inc.	70,525	1,336
General Motors Corp.	74,025	2,462
Genuine Parts Co.	22,475	969
* The Goodyear Tire & Rubber Co.	23,100	335
H&R Block, Inc.	42,100	915
Harley-Davidson, Inc.	34,375	2,157
Harman International Industries, Inc.	8,500	709
Harrah’s Entertainment, Inc.	24,350	1,618
Hasbro, Inc.	21,375	486
Hilton Hotels Corp.	50,550	1,408
The Home Depot, Inc.	270,297	9,804
International Game Technology	44,500	1,847
* The Interpublic Group of Companies, Inc.	57,700	571
J.C. Penney Co., Inc.	29,325	2,006
Johnson Controls, Inc.	25,600	1,837
Jones Apparel Group, Inc.	14,700	477
KB HOME	10,300	451
* Kohl’s Corp.	42,833	2,781
Leggett & Platt, Inc.	23,667	592
Lennar Corp. - Class A	18,100	819
Limited Brands, Inc.	44,499	1,179
Liz Claiborne, Inc.	13,500	533
Lowe’s Companies, Inc.	200,100	5,615
Marriott International, Inc. - Class A	45,000	1,739
Mattel, Inc.	49,460	974
McDonald’s Corp.	160,571	6,282
The McGraw-Hill Companies, Inc.	46,080	2,674
Meredith Corp.	5,100	252
The New York Times Co. - Class A	18,892	434
Newell Rubbermaid, Inc.	36,311	1,028
News Corp. - Class A	306,000	6,013
NIKE, Inc. - Class B	25,100	2,199
Nordstrom, Inc.	29,866	1,263

* Office Depot, Inc.	37,143	1,475
OfficeMax, Inc.	9,700	395
Omnicom Group, Inc.	22,500	2,106
Pulte Homes, Inc.	27,700	883
RadioShack Corp.	17,667	341
* Sears Holdings Corp.	10,899	1,723
The Sherwin-Williams Co.	14,760	823
Snap-on, Inc.	7,617	339
The Stanley Works	10,550	526
Staples, Inc.	95,175	2,316
* Starbucks Corp.	99,000	3,371
Starwood Hotels & Resorts Worldwide, Inc.	28,500	1,630
Target Corp.	112,443	6,212
Tiffany & Co.	18,133	602
Time Warner, Inc.	532,600	9,709
The TJX Companies, Inc.	58,900	1,651
Tribune Co.	24,931	816
* Univision Communications, Inc. - Class A	32,900	1,130
VF Corp.	11,643	849
* Viacom, Inc. - Class B	92,930	3,455
The Walt Disney Co.	273,733	8,461
Wendy’s International, Inc.	15,450	1,035
Whirlpool Corp.	10,289	865
* Wyndham Worldwide Corp.	26,214	733
Yum! Brands, Inc.	35,480	1,847

Total		159,650

Consumer Staples (5.2%)
Alberto-Culver Co.	10,200	516
Altria Group, Inc.	274,204	20,991
Anheuser-Busch Companies, Inc.	100,719	4,785
Archer-Daniels-Midland Co.	85,875	3,253
Avon Products, Inc.	58,650	1,798
Brown-Forman Corp. - Class B	10,268	787
Campbell Soup Co.	30,154	1,101
The Clorox Co.	19,750	1,244
The Coca-Cola Co.	266,900	11,925
Coca-Cola Enterprises, Inc.	36,100	752
Colgate-Palmolive Co.	67,654	4,201
ConAgra Foods, Inc.	66,933	1,639
* Constellation Brands, Inc. - Class A	27,600	794
Costco Wholesale Corp.	61,252	3,043
CVS Corp.	107,566	3,455
* Dean Foods Co.	17,500	735
The Estee Lauder Companies, Inc. - Class A	16,900	682
General Mills, Inc.	46,233	2,617
H.J. Heinz Co.	43,383	1,819
The Hershey Co.	23,000	1,229
Kellogg Co.	32,743	1,621
Kimberly-Clark Corp.	59,997	3,921
The Kroger Co.	94,673	2,191
McCormick & Co., Inc.	17,300	657
Molson Coors Brewing Co.	6,000	413
The Pepsi Bottling Group, Inc.	17,800	632
PepsiCo, Inc.	215,900	14,090
The Procter & Gamble Co.	415,861	25,776
Reynolds American, Inc.	22,400	1,388
Safeway, Inc.	58,200	1,766
Sara Lee Corp.	99,584	1,600
SUPERVALU, Inc.	27,685	821
Sysco Corp.	81,050	2,711
Tyson Foods, Inc. - Class A	32,900	522
UST, Inc.	21,033	1,153
Wal-Mart Stores, Inc.	322,133	15,889
Walgreen Co.	132,054	5,862
Whole Foods Market, Inc.	18,500	1,099
Wm. Wrigley Jr. Co.	28,716	1,323

Total		150,801

Energy (5.1%)
Anadarko Petroleum Corp.	60,154	2,637
Apache Corp.	43,130	2,726
Baker Hughes, Inc.	43,040	2,935
BJ Services Co.	39,200	1,181
Chesapeake Energy Corp.	49,600	1,437
Chevron Corp.	287,868	18,671
ConocoPhillips	215,806	12,847
CONSOL Energy, Inc.	24,000	762
Devon Energy Corp.	57,800	3,650
El Paso Corp.	91,117	1,243
EOG Resources, Inc.	31,780	2,067
Exxon Mobil Corp.	778,571	52,242
Halliburton Co.	135,070	3,843
Hess Corp.	31,600	1,309
Kinder Morgan, Inc.	14,033	1,471
Marathon Oil Corp.	46,924	3,608
Murphy Oil Corp.	24,500	1,165
* Nabors Industries, Ltd.	41,400	1,232
* National-Oilwell Varco, Inc.	23,000	1,347
Noble Corp.	17,950	1,152
Occidental Petroleum Corp.	112,860	5,430
Rowan Companies, Inc.	14,450	457
Schlumberger, Ltd.	155,066	9,619
Sunoco, Inc.	17,100	1,063
* Transocean, Inc.	41,254	3,021
Valero Energy Corp.	80,300	4,133
* Weatherford International, Ltd.	45,300	1,890
The Williams Companies, Inc.	78,000	1,862
XTO Energy, Inc.	47,933	2,019

Total		147,019

Financials (12.2%)
ACE, Ltd.	42,600	2,331
AFLAC, Inc.	64,950	2,972
The Allstate Corp.	82,469	5,173
Ambac Financial Group, Inc.	13,900	1,150
American Express Co.	159,100	8,922
American International Group, Inc.	340,390	22,555
Ameriprise Financial, Inc.	31,960	1,499
AmSouth Bancorporation	44,845	1,302
Aon Corp.	41,175	1,395
Apartment Investment & Management Co. - Class A	12,700	691
Archstone-Smith Trust	28,100	1,530
Bank of America Corp.	592,684	31,751
The Bank of New York Co., Inc.	99,920	3,523
BB&T Corp.	70,300	3,078
The Bear Stearns Companies, Inc.	15,745	2,206
Boston Properties, Inc.	15,000	1,550
Capital One Financial Corp.	40,100	3,154
The Charles Schwab Corp.	135,386	2,423
Chicago Mercantile Exchange Holdings, Inc.	4,700	2,248
The Chubb Corp.	53,800	2,795
Cincinnati Financial Corp.	22,718	1,092
CIT Group, Inc.	26,000	1,264
Citigroup, Inc.	647,474	32,161
Comerica, Inc.	21,200	1,207
Commerce Bancorp, Inc.	24,400	896
Compass Bancshares, Inc.	16,900	963
Countrywide Financial Corp.	80,198	2,810
* E*TRADE Financial Corp.	55,900	1,337
Equity Office Properties Trust	45,900	1,825
Equity Residential	38,100	1,927

Fannie Mae	126,729	7,085
Federated Investors, Inc. - Class B	11,900	402
Fifth Third Bancorp	73,043	2,781
First Horizon National Corp.	16,200	616
Franklin Resources, Inc.	21,850	2,311
Freddie Mac	90,514	6,004
Genworth Financial, Inc.	59,600	2,087
Golden West Financial Corp.	34,800	2,688
The Goldman Sachs Group, Inc.	56,500	9,558
The Hartford Financial Services Group, Inc.	39,850	3,457
Huntington Bancshares, Inc.	31,100	744
Janus Capital Group, Inc.	27,071	534
JPMorgan Chase & Co.	454,609	21,348
KeyCorp	52,825	1,978
Kimco Realty Corp.	28,400	1,218
Legg Mason, Inc.	17,200	1,735
Lehman Brothers Holdings, Inc.	70,312	5,193
Lincoln National Corp.	37,645	2,337
Loews Corp.	59,899	2,270
M&T Bank Corp.	10,200	1,224
Marsh & McLennan Companies, Inc.	72,080	2,029
Marshall & Ilsley Corp.	33,300	1,604
MBIA, Inc.	17,650	1,084
Mellon Financial Corp.	53,909	2,108
Merrill Lynch & Co., Inc.	116,100	9,081
MetLife, Inc.	99,415	5,635
MGIC Investment Corp.	11,100	666
Moody’s Corp.	31,000	2,027
Morgan Stanley	140,431	10,239
National City Corp.	79,179	2,898
North Fork Bancorporation, Inc.	61,000	1,747
Northern Trust Corp.	24,550	1,434
Plum Creek Timber Co., Inc.	23,500	800
PNC Financial Services Group, Inc.	38,600	2,796
Principal Financial Group, Inc.	35,300	1,916
The Progressive Corp.	101,100	2,481
ProLogis	32,100	1,832
Prudential Financial, Inc.	63,500	4,842
Public Storage, Inc.	15,900	1,367
* Realogy Corp.	32,843	745
Regions Financial Corp.	59,475	2,188
SAFECO Corp.	15,250	899
Simon Property Group, Inc.	29,000	2,628
SLM Corp.	53,658	2,789
Sovereign Bancorp, Inc.	46,925	1,009
The St. Paul Travelers Companies, Inc.	90,531	4,245
State Street Corp.	43,400	2,708
SunTrust Banks, Inc.	47,767	3,691
Synovus Financial Corp.	42,450	1,247
T. Rowe Price Group, Inc.	34,300	1,641
Torchmark Corp.	12,950	817
U.S. Bancorp	232,709	7,731
UnumProvident Corp.	44,906	871
Vornado Realty Trust	16,000	1,744
Wachovia Corp.	208,188	11,617
Washington Mutual, Inc.	126,194	5,486
Wells Fargo & Co.	440,970	15,954
XL Capital, Ltd. - Class A	23,600	1,621
Zions Bancorporation	14,000	1,117

Total		350,634

Health Care (6.9%)
Abbott Laboratories	200,125	9,718
Aetna, Inc.	71,716	2,836
Allergan, Inc.	19,733	2,222
AmerisourceBergen Corp.	26,400	1,193
* Amgen, Inc.	153,323	10,967

Applera Corp. - Applied Biosystems Group	23,867	790
* Barr Pharmaceuticals, Inc.	13,900	722
Bausch & Lomb, Inc.	7,000	351
Baxter International, Inc.	85,400	3,882
Becton, Dickinson and Co.	32,050	2,265
* Biogen Idec, Inc.	45,020	2,011
Biomet, Inc.	32,055	1,032
* Boston Scientific Corp.	154,283	2,282
Bristol-Myers Squibb Co.	257,544	6,418
C. R. Bard, Inc.	13,600	1,020
Cardinal Health, Inc.	53,150	3,494
Caremark Rx, Inc.	55,900	3,168
CIGNA Corp.	14,571	1,695
* Coventry Health Care, Inc.	20,800	1,072
Eli Lilly and Co.	128,766	7,340
* Express Scripts, Inc.	18,000	1,359
* Fisher Scientific International, Inc.	16,300	1,275
* Forest Laboratories, Inc.	41,634	2,107
* Genzyme Corp.	34,200	2,307
* Gilead Sciences, Inc.	59,800	4,108
HCA, Inc.	55,515	2,770
Health Management Associates, Inc. - Class A	31,400	656
* Hospira, Inc.	20,542	786
* Humana, Inc.	21,600	1,428
IMS Health, Inc.	26,433	704
Johnson & Johnson	383,123	24,880
* King Pharmaceuticals, Inc.	31,866	543
* Laboratory Corp. of America Holdings	16,400	1,075
Manor Care, Inc.	9,600	502
McKesson Corp.	39,193	2,066
* Medco Health Solutions, Inc.	38,462	2,312
* MedImmune, Inc.	31,400	917
Medtronic, Inc.	150,500	6,989
Merck & Co., Inc.	285,000	11,942
* Millipore Corp.	7,000	429
Mylan Laboratories, Inc.	27,600	556
* Patterson Companies, Inc.	18,200	612
PerkinElmer, Inc.	16,400	310
Pfizer, Inc.	954,959	27,083
Quest Diagnostics, Inc.	21,200	1,297
Schering-Plough Corp.	194,050	4,287
* St. Jude Medical, Inc.	46,200	1,630
Stryker Corp.	38,900	1,929
* Tenet Healthcare Corp.	61,750	503
* Thermo Electron Corp.	20,600	810
UnitedHealth Group, Inc.	176,456	8,682
* Waters Corp.	13,400	607
* Watson Pharmaceuticals, Inc.	13,300	348
* WellPoint, Inc.	81,200	6,256
Wyeth	176,271	8,962
* Zimmer Holdings, Inc.	31,773	2,145

Total		199,650

Industrials (6.0%)
3M Co.	98,624	7,340
* Allied Waste Industries, Inc.	33,250	375
American Power Conversion Corp.	22,150	486
American Standard Companies, Inc.	22,900	961
Avery Dennison Corp.	12,350	743
The Boeing Co.	104,118	8,210
Burlington Northern Santa Fe Corp.	47,408	3,482
Caterpillar, Inc.	85,924	5,654
Cintas Corp.	17,867	730
Cooper Industries, Ltd. - Class A	12,000	1,023
CSX Corp.	58,100	1,907
Cummins, Inc.	6,900	823
Danaher Corp.	31,000	2,129

Deere & Co.	30,240	2,537
Dover Corp.	26,633	1,263
Eaton Corp.	19,600	1,349
Emerson Electric Co.	53,425	4,480
Equifax, Inc.	16,600	609
FedEx Corp.	40,140	4,362
Fluor Corp.	11,500	884
General Dynamics Corp.	52,800	3,784
General Electric Co.	1,351,998	47,726
Goodrich Corp.	16,300	660
Honeywell International, Inc.	107,250	4,387
Illinois Tool Works, Inc.	55,000	2,470
Ingersoll-Rand Co., Ltd. - Class A	42,140	1,600
ITT Corp.	24,200	1,241
L-3 Communications Holdings, Inc.	16,100	1,261
Lockheed Martin Corp.	46,622	4,012
Masco Corp.	52,100	1,429
* Monster Worldwide, Inc.	16,833	609
* Navistar International Corp.	8,020	207
Norfolk Southern Corp.	54,143	2,385
Northrop Grumman Corp.	45,162	3,074
PACCAR, Inc.	32,690	1,864
Pall Corp.	16,316	503
Parker Hannifin Corp.	15,700	1,220
Pitney Bowes, Inc.	29,027	1,288
R. R. Donnelley & Sons Co.	28,333	934
Raytheon Co.	58,800	2,823
Robert Half International, Inc.	22,460	763
Rockwell Automation, Inc.	23,050	1,339
Rockwell Collins, Inc.	22,450	1,231
Ryder System, Inc.	8,100	419
Southwest Airlines Co.	102,995	1,716
Textron, Inc.	16,550	1,448
Tyco International, Ltd.	263,883	7,386
Union Pacific Corp.	35,240	3,101
United Parcel Service, Inc. - Class B	141,600	10,187
United Technologies Corp.	132,466	8,392
W.W. Grainger, Inc.	9,900	663
Waste Management, Inc.	70,797	2,597

Total		172,066

Information Technology (8.3%)
* ADC Telecommunications, Inc.	15,307	230
* Adobe Systems, Inc.	75,850	2,841
* Advanced Micro Devices, Inc.	63,600	1,580
* Affiliated Computer Services, Inc. - Class A	15,500	804
* Agilent Technologies, Inc.	53,488	1,749
* Altera Corp.	47,065	865
Analog Devices, Inc.	46,243	1,359
* Andrew Corp.	20,762	192
* Apple Computer, Inc.	111,400	8,581
Applied Materials, Inc.	181,900	3,225
* Autodesk, Inc.	30,332	1,055
Automatic Data Processing, Inc.	72,800	3,446
* Avaya, Inc.	59,812	684
* BMC Software, Inc.	26,840	731
* Broadcom Corp. - Class A	61,450	1,864
CA, Inc.	53,732	1,273
* Ciena Corp.	10,957	299
* Cisco Systems, Inc.	799,467	18,388
* Citrix Systems, Inc.	24,080	872
* Computer Sciences Corp.	22,450	1,103
* Compuware Corp.	48,743	380
* Comverse Technology, Inc.	26,400	566
* Convergys Corp.	18,150	375
* Corning, Inc.	204,300	4,987
* Dell, Inc.	297,467	6,794

* eBay, Inc.	153,900	4,365
* Electronic Arts, Inc.	40,200	2,238
Electronic Data Systems Corp.	67,800	1,662
* EMC Corp.	300,986	3,606
First Data Corp.	100,247	4,210
* Fiserv, Inc.	22,825	1,075
* Freescale Semiconductor, Inc. - Class B	53,106	2,019
* Google, Inc. - Class A	27,900	11,213
Hewlett-Packard Co.	358,667	13,159
Intel Corp.	755,443	15,539
International Business Machines Corp.	199,310	16,331
* Intuit, Inc.	44,800	1,438
Jabil Circuit, Inc.	24,233	692
* JDS Uniphase Corp.	219,800	481
* Juniper Networks, Inc.	74,100	1,280
KLA-Tencor Corp.	26,100	1,161
* Lexmark International, Inc. - Class A	13,100	755
Linear Technology Corp.	39,450	1,228
* LSI Logic Corp.	52,300	430
* Lucent Technologies, Inc.	586,962	1,373
Maxim Integrated Products, Inc.	42,000	1,179
* Micron Technology, Inc.	95,550	1,663
Microsoft Corp.	1,131,152	30,915
Molex, Inc.	18,475	720
Motorola, Inc.	320,819	8,020
National Semiconductor Corp.	38,986	917
* NCR Corp.	23,600	932
* Network Appliance, Inc.	48,800	1,806
* Novell, Inc.	44,200	271
* Novellus Systems, Inc.	16,100	445
* NVIDIA Corp.	46,200	1,367
* Oracle Corp.	528,250	9,371
* Parametric Technology Corp.	14,528	254
Paychex, Inc.	44,340	1,634
* PMC-Sierra, Inc.	27,400	163
* QLogic Corp.	20,900	395
QUALCOMM, Inc.	216,366	7,865
Sabre Holdings Corp. - Class A	17,309	405
* SanDisk Corp.	25,700	1,376
* Sanmina-SCI Corp.	69,500	260
* Solectron Corp.	119,300	389
* Sun Microsystems, Inc.	459,554	2,284
* Symantec Corp.	129,532	2,756
Symbol Technologies, Inc.	33,150	493
Tektronix, Inc.	10,940	316
* Tellabs, Inc.	58,408	640
* Teradyne, Inc.	25,850	340
Texas Instruments, Inc.	200,675	6,672
* Unisys Corp.	44,750	253
* VeriSign, Inc.	32,000	646
* Xerox Corp.	128,100	1,993
Xilinx, Inc.	44,500	977
* Yahoo!, Inc.	162,800	4,116

Total		240,331

Materials (1.6%)
Air Products and Chemicals, Inc.	28,833	1,914
Alcoa, Inc.	113,543	3,184
Allegheny Technologies, Inc.	13,131	817
Ashland, Inc.	8,300	529
Ball Corp.	13,668	553
Bemis Co., Inc.	13,700	450
The Dow Chemical Co.	125,624	4,897
E. I. du Pont de Nemours and Co.	120,745	5,173
Eastman Chemical Co.	10,775	582
Ecolab, Inc.	23,400	1,002
Freeport-McMoRan Copper & Gold, Inc. - Class B	25,719	1,370

* Hercules, Inc.	14,800	233
International Flavors & Fragrances, Inc.	10,275	406
International Paper Co.	59,524	2,061
Louisiana-Pacific Corp.	13,800	259
MeadWestvaco Corp.	23,714	629
Monsanto Co.	71,056	3,340
Newmont Mining Corp.	58,930	2,519
Nucor Corp.	40,368	1,998
* Pactiv Corp.	18,100	514
Phelps Dodge Corp.	26,720	2,263
PPG Industries, Inc.	21,633	1,451
Praxair, Inc.	42,200	2,497
Rohm and Haas Co.	18,834	892
Sealed Air Corp.	10,636	576
Sigma-Aldrich Corp.	8,700	658
Temple-Inland, Inc.	14,200	569
United States Steel Corp.	16,150	932
Vulcan Materials Co.	12,600	986
Weyerhaeuser Co.	32,220	1,982

Total		45,236

Telecommunication Services (1.9%)
ALLTEL Corp.	50,843	2,822
AT&T, Inc.	508,706	16,563
BellSouth Corp.	237,835	10,167
CenturyTel, Inc.	15,200	603
Citizens Communications Co.	42,000	590
Embarq Corp.	19,503	943
* Qwest Communications International, Inc.	209,620	1,828
Sprint Nextel Corp.	391,260	6,710
Verizon Communications, Inc.	379,638	14,096
Windstream Corp.	62,067	819

Total		55,141

Utilities (1.9%)
* The AES Corp.	86,575	1,765
* Allegheny Energy, Inc.	21,600	868
Ameren Corp.	26,933	1,422
American Electric Power Co., Inc.	51,620	1,877
CenterPoint Energy, Inc.	40,826	585
* CMS Energy Corp.	28,900	417
Consolidated Edison, Inc.	32,325	1,493
Constellation Energy Group	23,500	1,391
Dominion Resources, Inc.	46,225	3,536
DTE Energy Co.	23,250	965
Duke Energy Corp.	164,149	4,957
* Dynegy, Inc. - Class A	49,500	274
Edison International	42,680	1,777
Entergy Corp.	27,291	2,135
Exelon Corp.	87,724	5,310
FirstEnergy Corp.	43,174	2,412
FPL Group, Inc.	52,986	2,384
KeySpan Corp.	22,900	942
Nicor, Inc.	5,850	250
NiSource, Inc.	35,684	776
Peoples Energy Corp.	5,000	203
PG&E Corp.	45,575	1,898
Pinnacle West Capital Corp.	13,000	586
PPL Corp.	49,866	1,641
Progress Energy, Inc.	33,179	1,506
Public Service Enterprise Group, Inc.	32,940	2,016
Sempra Energy	34,259	1,722
The Southern Co.	97,200	3,350
TECO Energy, Inc.	27,200	426
TXU Corp.	60,430	3,778

Xcel Energy, Inc.	53,170	1,098

Total		53,760

Total Common Stocks (Cost: $825,161)		1,574,288

Money Market Investments (12.1%)
Autos (1.6%)
(b) Daimler Chrysler Auto, 5.26%, 10/19/06	15,000,000	14,958
(b) Fcar Owner Trust 1, 5.26%, 10/11/06	15,000,000	14,976
New Center Asset Trust, 5.24%, 10/11/06	15,000,000	14,976

Total		44,910

Federal Government & Agencies (2.6%)
Fannie Mae, 3.125%, 5/4/07	2,700,000	2,667
Fannie Mae, 4.00%, 5/23/07	8,000,000	7,936
Fannie Mae, 4.84%, 6/22/07	2,700,000	2,692
(b) Federal Home Loan, 5.12%, 12/26/06	15,000,000	14,822
(b) Federal Home Loan Bank Discount Corp., 5.15%, 10/11/06	48,900,000	48,824

Total		76,941

Finance Lessors (1.6%)
Thunder Bay Funding, Inc., 5.27%, 10/16/06	15,000,000	14,965
Windmill Funding Corp., 5.25%, 10/25/06	15,000,000	14,945
Windmill Funding Corp., 5.26%, 10/10/06	15,000,000	14,978

Total		44,888

Finance Services (0.7%)
HBOS PLC, 3.125%, 1/12/07 144A	3,200,000	3,180
HBOS Treasury Services PLC, 5.30%, 2/9/07	3,000,000	3,000
Preferred Recievable Funding, 5.25%, 10/18/06	15,000,000	14,961

Total		21,141

National Commercial Banks (1.4%)
Bank of America, 5.36%, 8/1/07	2,400,000	2,400
(b) Barclays US Funding LLC, 5.275%, 10/16/06	15,000,000	14,965
Citigroup Funding, Inc., 5.26%, 10/2/06	3,200,000	3,199
FleetBoston Financial Corp., 8.625%, 1/15/07	2,500,000	2,521
Rabobank USA, 5.35%, 10/2/06	15,650,000	15,645
Royal Bank of Scotland - New York, 5.271%, 12/27/06	3,000,000	3,000

Total		41,730

Personal Credit Institutions (0.5%)
(b) American General Finance, 5.295%, 11/20/06	15,000,000	14,892

Total		14,892

Security Brokers and Dealers (1.4%)
(b) Bear Stearns Co., Inc., 5.28%, 10/17/06	15,000,000	14,963
Merrill Lynch & Co., Inc., 5.537%, 12/22/06	2,900,000	2,901
Merrill Lynch & Co., Inc., 5.615%, 1/26/07	3,000,000	3,002
(b) Morgan Stanley, 5.25%, 10/17/06	15,000,000	14,963
Morgan Stanley, 5.55%, 11/24/06	3,100,000	3,101

Total		38,930

Short Term Business Credit (2.3%)
(b) HSBC Finance Corp., 5.23%, 10/5/06	15,000,000	14,989
HSBC Finance Corp., 5.75%, 1/30/07	2,800,000	2,803
HSBC Finance Corp., 7.875%, 3/1/07	3,100,000	3,131
Old Line Funding Corp., 5.275%, 10/3/06	15,000,000	14,992
Sheffield Receivables, 5.26%, 10/18/06	15,000,000	14,961
Sheffield Receivables, 5.26%, 11/2/06	15,000,000	14,928

Total		65,804

Total Money Market Investments (Cost: $349,220)		349,236

Total Investments (107.0%) (Cost $2,338,266)(a)		3,086,115

Other Assets, Less Liabilities (-7.0%)		(202,912)

Net Assets (100.0%)		2,883,203

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006 the value of these securities (in thousands) was $44,467, representing 1.54% of the net assets.

IO - Interest Only Security

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $2,338,266 and the net unrealized appreciation of investments based on that cost was $747,849 which is comprised of $843,401 aggregate gross unrealized appreciation and $95,552 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US 5 Year Note (CBT) Commodity (Short)	133	12/06	$89
(Total Notional Value at September 30, 2006, $13,944)
US Ten Year Treasury Note (Short)	363	12/06	$403
(Total Notional Value at September 30, 2006, $38,824)
S&P 500 Index Futures (Long)	102	12/06	$637
(Total Notional Value at September 30, 2006, $33,671)
US Long Bond (CBT) Commodity (Short)	135	12/06	$258
(Total Notional Value at September 30, 2006, $14,917)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Bonds (91.9%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (1.0%)
L-3 Communications Corp., 6.125%, 7/15/13	765,000	$744
L-3 Communications Corp., 7.625%, 6/15/12	1,870,000	1,926

Total		2,670

Autos/Vehicle Parts (4.4%)
Arvinmeritor, Inc., 8.75%, 3/1/12	389,000	372
Ford Motor Credit Co., 7.375%, 2/1/11	595,000	571
Ford Motor Credit Co., 8.625%, 11/1/10	710,000	707
Ford Motor Credit Co., 9.875%, 8/10/11	2,705,000	2,799
General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	3,180,000	3,164
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	1,480,000	1,516
General Motors Corp., 8.375%, 7/15/33	780,000	675
The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	520,000	506
Lear Corp., 8.11%, 5/15/09	995,000	960
TRW Automotive, Inc., 9.375%, 2/15/13	410,000	437

Total		11,707

Basic Materials (10.3%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,687,000	1,544
Arch Western Finance LLC, 6.75%, 7/1/13	1,170,000	1,123
BCP Caylux Holding, 9.625%, 6/15/14	755,000	819
Berry Plastics Holding Corp., 8.875%, 9/15/14 144A	540,000	543
Bowater Canada Finance, 7.95%, 11/15/11	780,000	745
Cascades, Inc., 7.25%, 2/15/13	504,000	491
Crown Americas Inc., 7.625%, 11/15/13	962,000	974
Crown Americas Inc., 7.75%, 11/15/15	825,000	835
Equistar Chemicals LP, 8.75%, 2/15/09	1,030,000	1,066
Equistar Chemicals LP, 10.625%, 5/1/11	1,585,000	1,700
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,545,000	1,483
Georgia Gulf Corp., 9.50%, 10/15/14 144A	935,000	929
Georgia-Pacific Corp., 7.70%, 6/15/15	390,000	388
Georgia-Pacific Corp., 8.125%, 5/15/11	845,000	866
Graphic Packaging International Corp., 9.50%, 8/15/13	436,000	446
Hexion US Finance Corp., 9.00%, 7/15/14	562,000	573
Huntsman LLC, 11.50%, 7/15/12	745,000	847
Invista, 9.25%, 5/1/12 144A	875,000	925
Jefferson Smurfit Corp., 7.50%, 6/1/13	620,000	572
Lyondell Chemical Co., 8.00%, 9/15/14	1,545,000	1,564
Massey Energy Co., 6.875%, 12/15/13	1,650,000	1,493
Norampac Inc., 6.75%, 6/1/13	625,000	591
Novelis, Inc., 8.25%, 2/15/15 144A	748,000	711
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	1,064,000	1,011
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	1,555,000	1,598
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	1,257,000	1,345
Smurfit-Stone Container, 8.375%, 7/1/12	1,850,000	1,777

Total		26,959

Builders/Building Materials (2.4%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	557,000	503
Beazer Homes USA, Inc., 6.875%, 7/15/15	223,000	202
K. Hovnanian Enterprises, Inc., 7.75%, 5/15/13	1,400,000	1,281

KB HOME, 5.75%, 2/1/14	612,000	555
KB HOME, 7.75%, 2/1/10	1,030,000	1,030
Standard Pacific Corp., 6.50%, 8/15/10	1,250,000	1,175
Technical Olympic USA, Inc., 8.25%, 4/1/11 144A	975,000	898
Technical Olympic USA, Inc., 9.00%, 7/1/10	750,000	713

Total		6,357

Capital Goods (2.4%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	915,000	979
Case New Holland, Inc., 9.25%, 8/1/11	1,676,000	1,777
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	710
Terex Corp., 7.375%, 1/15/14	610,000	613
United Rentals North America, Inc., 6.50%, 2/15/12	2,295,000	2,215

Total		6,294

Consumer Products/Retailing (5.4%)
Albertson’s, Inc., 7.50%, 2/15/11	1,325,000	1,350
Delhaize America, Inc., 8.125%, 4/15/11	1,330,000	1,427
Education Management LLC, 10.25%, 6/1/16 144A	1,155,000	1,181
GSC Holdings Corp., 8.00%, 10/1/12	1,105,000	1,138
Jostens IH Corp., 7.625%, 10/1/12	844,000	848
Levi Strauss & Co., 10.258%, 4/1/12	780,000	803
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,728
Phillips Van Heusen Corp., 7.25%, 2/15/11	563,000	569
Phillips Van Heusen Corp., 8.125%, 5/1/13	200,000	209
Rent-A-Center, 7.50%, 5/1/10	497,000	499
Rite Aid Corp., 8.125%, 5/1/10	1,505,000	1,509
Samsonite Corp., 8.875%, 6/1/11	1,057,000	1,107
Simmons Bedding Co., 7.875%, 1/15/14	1,115,000	1,082
Warnaco, Inc., 8.875%, 6/15/13	755,000	781

Total		14,231

Energy (10.2%)
AmeriGas Partners LP, 7.25%, 5/20/15	1,505,000	1,499
Basic Energy Services, Inc., 7.125%, 4/15/16 144A	610,000	589
Chesapeake Energy Corp., 6.375%, 6/15/15	1,478,000	1,411
Chesapeake Energy Corp., 6.625%, 1/15/06	1,850,000	1,785
Chesapeake Energy Corp., 7.50%, 9/15/13	620,000	629
Chesapeake Energy Corp., 7.625%, 7/15/13	655,000	669
Colorado Interstate Gas, 6.80%, 11/15/15	1,675,000	1,688
Denbury Resources, Inc., 7.50%, 12/15/15	410,000	410
El Paso Performance-Linked Trust, 7.75%, 7/15/11 144A	1,290,000	1,325
El Paso Production Holding, 7.75%, 6/1/13	1,328,000	1,358
Hanover Compressor Co., 7.50%, 4/15/13	152,000	152
Hanover Compressor Co., 9.00%, 6/1/14	665,000	705
Kinder Morgan, Inc., 5.35%, 1/5/11	875,000	851
Newfield Exploration Co., 6.625%, 9/1/14	190,000	186
Newfield Exploration Co., 6.625%, 4/15/16	895,000	870
Petrohawk Energy Corp., 9.125%, 7/15/13 144A	1,536,000	1,544
Pioneer Natural Resource Co., 5.875%, 7/15/16	610,000	571
Pogo Producing Co., 7.875%, 5/1/13 144A	726,000	740
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,063
Range Resources Corp., 7.50%, 5/15/16	235,000	236
SESI LLC, 6.875%, 6/1/14 144A	1,145,000	1,134
Sonat, Inc., 7.625%, 7/15/11	995,000	1,020
Tesoro Corp., 6.625%, 11/1/15 144A	1,225,000	1,179
Whiting Petroleum Corp., 7.25%, 5/1/13	1,254,000	1,229
Williams Companies, Inc., 6.375%, 10/1/10 144A	4,095,000	4,075

Total		26,918

Financials (1.9%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	555,000	569
E*Trade Financial Corp., 7.875%, 12/1/15	1,210,000	1,274
LaBranche & Co., Inc., 9.50%, 5/15/09	375,000	391
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	600
Residential Capital Corp., 7.337%, 4/17/09 144A	1,301,000	1,306
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	847

Total		4,987

Foods (2.9%)
B&G Foods, Inc., 8.00%, 10/1/11	939,000	962
Constellation Brands, Inc., 7.25%, 9/1/16	885,000	895
Dole Foods Co., 8.625%, 5/1/09	390,000	381
Gold Kist, Inc., 10.25%, 3/15/14	604,000	695
Land O Lakes, Inc., 9.00%, 12/15/10	643,000	682
Reynolds America, Inc., 7.25%, 6/1/13 144A	2,095,000	2,155
Reynolds America, Inc., 7.625%, 6/1/16 144A	1,090,000	1,131
Smithfield Foods, Inc., 7.75%, 5/15/13	755,000	778

Total		7,679

Gaming/Leisure/Lodging (9.8%)
AMC Entertainment, Inc., 9.50%, 2/1/11	415,000	414
AMC Entertainment, Inc., 11.00%, 2/1/16	728,000	794
American Casino & Entertainment, 7.85%, 2/1/12	780,000	792
Boyd Gaming Corp., 7.75%, 12/15/12	1,355,000	1,391
Corrections Corp. of America, 6.25%, 3/15/13	1,633,000	1,600
Corrections Corp. of America, 6.75%, 1/31/14	219,000	219
Hertz Corp., 8.875%, 1/1/14 144A	1,295,000	1,357
Host Marriot LP, 7.125%, 11/1/13	2,865,000	2,901
Intrawest Corp., 7.50%, 10/15/13	615,000	660
Mandalay Resort Group, 9.375%, 2/15/10	660,000	705
MGM Mirage, Inc., 6.375%, 12/15/11	1,135,000	1,109
MGM Mirage, Inc., 6.625%, 7/15/15	816,000	783
MGM Mirage, Inc., 6.75%, 9/1/12	755,000	745
MGM Mirage, Inc., 8.375%, 2/1/11	1,130,000	1,178
MGM Mirage, Inc., 8.50%, 9/15/10	1,210,000	1,287
Mohegan Tribal Gaming, 6.125%, 2/15/13	415,000	406
Park Place Entertainment Corp., 8.125%, 5/15/11	880,000	928
Pokagon Gaming Authority, 10.375%, 6/15/14 144A	384,000	409
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	875,000	885
Starwood Hotels & Resorts, 7.875%, 5/1/12	735,000	772
Station Casinos, Inc., 6.00%, 4/1/12	830,000	801
Station Casinos, Inc., 6.625%, 3/15/18	615,000	555
Station Casinos, Inc., 6.875%, 3/1/16	1,180,000	1,106
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	780,000	746
Universal City Development Corp., 11.75%, 4/1/10	907,000	977
Universal City Florida, 8.375%, 5/1/10	400,000	402
Wynn Las Vegas LLC, 6.625%, 12/1/14	2,050,000	1,989

Total		25,911

Health Care/Pharmaceuticals (4.4%)
Fresenius Medical Capital Trust II, 7.875%, 2/1/08	410,000	417
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	410,000	421
HCA Inc., 8.75%, 9/1/10	440,000	444
Iasis Healthcare Corp., 8.75%, 6/15/14	1,772,000	1,714
OMEGA Healthcare Investors, Inc., 7.00%, 4/1/14	750,000	743
OMEGA Healthcare Investors, Inc., 7.00%, 1/15/16	285,000	281
Omnicare Inc., 6.75%, 12/15/13	825,000	802
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	655
Service Corp. International, 6.75%, 4/1/16	825,000	791
Service Corp., International, 7.375%, 10/1/14 144A	175,000	176

Tenet Healthcare Corp., 6.375%, 12/1/11	1,170,000	1,028
Tenet Healthcare Corp., 9.875%, 7/1/14	200,000	199
US Oncology, Inc., 9.00%, 8/15/12	940,000	973
Vanguard Health Holding II, 9.00%, 10/1/14	1,175,000	1,140
Ventas Realty LP, 6.50%, 6/1/16	340,000	338
Ventas Realty LP, 6.75%, 6/1/10	605,000	616
Ventas Realty LP, 9.00%, 5/1/12	750,000	836

Total		11,574

Media (11.2%)
CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	845,000	858
CCH II LLC/CCH II Capital Corp., 11.00%, 10/1/15	810,000	737
Clear Channel Communications, Inc., 6.25%, 3/15/11	885,000	888
Cox Communications, Inc., 7.125%, 10/1/12	885,000	943
CSC Holdings, Inc., 7.25%, 4/15/12 144A	935,000	931
CSC Holdings, Inc., 7.625%, 4/1/11	2,055,000	2,109
CSC Holdings, Inc., 7.875%, 2/15/18	845,000	877
CSC Holdings, Inc., 8.125%, 7/15/09	780,000	807
CSC Holdings, Inc., 8.125%, 8/15/09	408,000	423
The DIRECTV Group, Inc., 6.375%, 6/15/15	835,000	785
Echostar DBS Corp., 6.375%, 10/1/11	2,250,000	2,191
Echostar DBS Corp., 7.00%, 10/1/13 144A	670,000	655
EchoStar DBS Corp., 7.125%, 2/1/16 144A	430,000	415
Intelsat Bermuda, Ltd., 8.50%, 1/15/13	934,000	946
Intelsat Bermuda, Ltd., 11.25%, 6/15/16 144A	658,000	699
Intelsat Bermuda, Ltd., 11.64%, 6/15/13 144A	878,000	922
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	845,000	906
Lamar Media Corp., 6.625%, 8/15/15	1,545,000	1,481
LIN Television Corp., 6.50%, 5/15/13	1,170,000	1,091
Mediacom Broadband LLC, 8.50%, 10/15/15	785,000	780
Mediacom Broadband LLC, 8.50%, 10/15/15 144A	400,000	398
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	390,000	385
Primedia, Inc., 8.00%, 5/15/13	780,000	708
Quebecor World Capital Corp., 8.75%, 3/15/16 144A	730,000	703
R.H. Donnelley Corp., 6.875%, 1/15/13	4,280,000	3,905
R.H. Donnelley Corp., 8.875%, 1/15/16	695,000	697
Rogers Cable, Inc., 6.25%, 6/15/13	681,000	672
Rogers Cable, Inc., 7.875%, 5/1/12	755,000	806
Sinclair Broadcast Group, 8.00%, 3/15/12	1,205,000	1,222
Videotron Ltee, 6.375%, 12/15/15	340,000	322

Total		29,262

Real Estate (1.3%)
American Real Estate Partners LP, 7.125%, 2/15/13	390,000	388
The Rouse Co., 7.20%, 9/15/12	1,175,000	1,202
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	1,035,000	1,034
Trustreet Properties, Inc., 7.50%, 4/1/15	805,000	799

Total		3,423

Services (2.5%)
Allied Waste North America, 6.375%, 4/15/11	2,595,000	2,531
Allied Waste North America, 6.50%, 11/15/10	980,000	965
Allied Waste North America, 7.25%, 3/15/15	1,411,000	1,400
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	540,000	562
FTI Consulting, Inc., 7.75%, 10/1/16 144A	310,000	313
WCA Waste Corp., 9.25%, 6/15/14 144A	880,000	913

Total		6,684

Structured Product (3.3%)
Dow Jones Credit Derivative High Yield, 7.375%, 6/29/11 144A	5,000,000	5,052
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	3,520,000	3,604

Total		8,656

Technology (4.5%)
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,119
Nortel Networks, Ltd., 10.75%, 7/15/16 144A	880,000	942
Sanmina Corp., 8.125%, 3/1/16	510,000	500
Stats Chippac, Inc., 6.75%, 11/15/11	662,000	636
Sungard Data Systems, Inc., 4.875%, 1/15/14	415,000	359
Sungard Data Systems, Inc., 9.125%, 8/15/13	1,315,000	1,361
TDS Investor Corp., 11.875, 9/1/16 144A	1,985,000	1,905
TDS Investor Corp., 9.875%, 9/1/14 144A	1,655,000	1,596
Unisys Corp., 8.00%, 10/15/12	864,000	808
Xerox Corp., 6.40%, 3/15/16	485,000	483
Xerox Corp., 7.20%, 4/1/16	751,000	789
Xerox Corp., 7.625%, 6/15/13	1,415,000	1,485

Total		11,983

Telecommunications (6.3%)
American Tower Corp., 7.125%, 10/15/12	1,260,000	1,292
Citizens Communications, 9.25%, 5/15/11	2,955,000	3,258
Embarq Corp., 6.738%, 6/1/13	1,325,000	1,363
Nextel Communications, Inc., 6.875%, 10/31/13	1,105,000	1,125
Qwest Capital Funding, Inc., 7.90%, 8/15/10	870,000	894
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	381
Qwest Corp., 7.50%, 10/1/14 144A	221,000	228
Qwest Corp., 7.875%, 9/1/11	3,156,000	3,313
Rogers Wireless, Inc., 6.375%, 3/1/14	620,000	618
Rogers Wireless, Inc., 7.25%, 12/15/12	501,000	524
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,296
Windstream Corp., 8.125%, 8/1/13 144A	1,150,000	1,220
Windstream Corp., 8.625%, 8/1/16 144A	1,095,000	1,172

Total		16,684

Transportation-Rail & Other (1.9%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	933,000	989
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	750,000	825
OMI Corp., 7.625%, 12/1/13	1,173,000	1,185
Ship Finance International, Ltd., 8.50%, 12/15/13	545,000	526
Stena AB, 7.50%, 11/1/13	1,615,000	1,586

Total		5,111

Utilities (5.8%)
The AES Corp., 8.75%, 5/15/13 144A	1,750,000	1,877
The AES Corp., 9.375%, 9/15/10	860,000	929
Aquila, Inc., 9.95%, 2/1/11	78,000	86
CMS Energy Corp., 7.75%, 8/1/10	1,170,000	1,229
Dynegy Holdings, Inc., 8.375%, 5/1/16	910,000	926
Edison Mission Energy, 7.73%, 6/15/09	2,605,000	2,676
Midwest Generation LLC, 8.75%, 5/1/34	935,000	998
Nevada Power Co., 8.25%, 6/1/11	885,000	974
NRG Energy, Inc., 7.25%, 2/1/14	1,810,000	1,796
NRG Energy, Inc., 7.375%, 2/1/16	1,455,000	1,446
Sierra Pacific Resources, 8.625%, 3/15/14	1,125,000	1,215
Teco Energy, Inc., 6.75%, 5/1/15	565,000	579
TXU Corp., 5.55%, 11/15/14	575,000	543

Total		15,274

Total Bonds (Cost: $242,082)		242,364

Common Stocks and Warrants (0.0%)
Gaming/Leisure/Lodging (0.0%)
* Shreveport Gaming Holdings, Inc.	4,168	55

Total Common Stocks and Warrants (Cost: $76)		55

Money Market Investments (7.2%)
National Commercial Banks (1.1%)
(b) Rabobank USA, 5.35%, 10/2/06	2,900,000	2,899

Total		2,899

Security Brokers and Dealers (3.1%)
Morgan Stanley Dean Witter, 5.26%, 10/5/06	8,000,000	7,994

Total		7,994

Short Term Business Credit (3.0%)
Sheffield Receivables, 5.26%, 10/11/06	8,000,000	7,987

Total		7,987

Total Money Market Investments (Cost: $18,880)		18,880

Total Investments (99.1%) (Cost $261,038)(a)		261,299

Other Assets, Less Liabilities (0.9%)		2,322

Net Assets (100.0%)		263,621

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006 the value of these securities (in thousands) was $48,987, representing 18.58% of the net assets.

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $261,038 and the net unrealized appreciation of investments based on that cost was $261 which is comprised of $3,369 aggregate gross unrealized appreciation and $3,108 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when - issued securities.

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Corporate Bonds (26.0%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (1.7%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	1,850,000	$1,802
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	770,000	737
Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,046
General Dynamics Corp., 3.00%, 5/15/08	3,660,000	3,535
General Dynamics Corp., 4.25%, 5/15/13	600,000	568
Lockheed Martin Corp., 6.15%, 9/1/36 144A	735,000	770
Lockheed Martin Corp., 7.65%, 5/1/16	875,000	1,016
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,712

Total		15,186

Auto Manufacturing (0.2%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	1,940,000	1,948

Total		1,948

Banking (2.5%)
Bank of America Corp., 7.40%, 1/15/11	1,968,000	2,130
Bank of New York, 4.95%, 1/14/11	1,050,000	1,042
Bank One Corp., 5.25%, 1/30/13	2,835,000	2,820
Barclays Bank PLC, 5.926%, 12/15/16 144A	635,000	636
BB&T Corp., 4.90%, 6/30/17	650,000	617
Compass Bank, 5.50%, 4/1/20	800,000	789
Countrywide Financial Corp., 6.25%, 5/15/16	560,000	568
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	735,000	717
HSBC Capital Funding LP, 4.61%, 6/27/13 144A	195,000	181
M&I Marshall & Ilsley Bank, 5.30%, 9/8/11	1,770,000	1,778
Mellon Bank NA, 5.45%, 4/1/16	1,190,000	1,192
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	2,449,000	2,416
Northern Trust Corp., 5.30%, 8/29/11	580,000	584
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,377
UnionBanCal Corp., 5.25%, 12/16/13	565,000	557
Wachovia Corp., 5.35%, 3/15/11	2,215,000	2,230
Washington Mutual Bank, 5.95%, 5/20/13	770,000	786
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,502

Total		21,922

Beverage/Bottling (1.2%)
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	400,000	403
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	378,000	418
Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,363
Bottling Group LLC, 5.50%, 4/1/16	815,000	820
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,193
Diageo Capital PLC, 4.375%, 5/3/10	420,000	407
PepsiAmericas, Inc., 4.875%, 1/15/15	1,710,000	1,642
SABMiller PLC, 6.20%, 7/1/11 144A	1,965,000	2,017

Total		10,263

Building Products (0.1%)
CRH America, Inc., 6.00%, 9/30/16	575,000	576

Total		576

Cable/Media/Broadcasting/Satellite (0.8%)
News America, Inc., 6.40%, 12/15/35	390,000	382
TCI Communications, Inc., 8.75%, 8/1/15	735,000	870
Time Warner Companies, Inc., 7.25%, 10/15/17	285,000	308
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	3,110,000	3,212
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	165,000	195
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,724
Viacom, Inc., 6.25%, 4/30/16 144A	310,000	307

Total		6,998

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.40%, 3/15/16	370,000	371

Total		371

Consumer Products (0.7%)
Fortune Brands, Inc., 5.375%, 1/15/16	1,380,000	1,316
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,162
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,695

Total		6,173

Electric Utilities (4.6%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	609
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	268
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	202
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	210,000	233
Commonwealth Edison Co., 5.90%, 3/15/36	365,000	358
Consolidated Edison Co. of New York, 5.50%, 9/15/16	430,000	431
Consumer Energy Co., 4.80%, 2/17/09	3,675,000	3,629
DTE Energy Co., 6.375%, 4/15/33	325,000	329
DTE Energy Co., 7.05%, 6/1/11	4,470,000	4,732
Duke Energy Corp., 6.45%, 10/15/32	1,225,000	1,310
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,150,000	1,078
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	641
Florida Power Co., 4.50%, 6/1/10	2,115,000	2,063
FPL Group Capital, Inc., 5.551%, 2/16/08	2,815,000	2,820
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,496
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	784,375	761
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	943
MidAmerican Energy Holdings Co., 6.125%, 4/1/36 144A	195,000	197
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	618
Nevada Power Co., 5.875%, 1/15/15	1,200,000	1,195
Nevada Power Co., 6.50%, 5/15/18 144A	1,155,000	1,200
Oncor Electric Delivery Co., 6.375%, 1/15/15	750,000	774
Oncor Electric Delivery Co., 7.00%, 9/1/22	645,000	699
Pacific Gas & Electric Co., 6.05%, 3/1/34	795,000	800
PacifiCorp, 5.45%, 9/15/13	3,000,000	3,011
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,680
PPL Electric Utilities Corp., 5.875%, 8/15/07	485,000	487
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	149
Progress Energy, Inc., 6.85%, 4/15/12	710,000	759
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	982
Puget Energy, Inc., 3.363%, 6/1/08	1,380,000	1,335
Southern California Edison Co., 5.00%, 1/15/16	1,495,000	1,444
Tampa Electric Co., 6.55%, 5/15/36	385,000	412
Virginia Electric & Power Co., 6.00%, 1/15/36	1,600,000	1,585
Xcel Energy, Inc., 6.50%, 7/1/36	590,000	622

Total		39,852

Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	200,000	202

Total		202

Food Processors (0.7%)
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,798
Kraft Foods, Inc., 6.25%, 6/1/12	2,020,000	2,101

Total		5,899

Gaming/Lodging/Leisure (0.2%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	985,000	901
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,180,000	1,193

Total		2,094

Gas Pipelines (0.5%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,272
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,285,000	1,394
Kinder Morgan Finance Co., 5.35%, 1/5/11	1,765,000	1,717

Total		4,383

Independent Finance (0.6%)
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,259
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,443
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,371

Total		5,073

Information/Data Technology (0.2%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	890,000	886
Siemens AG, 5.75%, 10/17/16 144A	495,000	502
Siemens AG, 6.125%, 8/17/26 144A	495,000	508

Total		1,896

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	825,000	814

Total		814

Mortgage Banking (0.5%)
Residential Capital Corp., 6.00%, 2/22/11	3,265,000	3,261
Residential Capital Corp., 6.50%, 4/17/13	1,500,000	1,523

Total		4,784

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.40%, 7/15/14	785,000	760

Total		760

Oil & Gas Field Machines and Services (0.1%)
Weatherford International, Ltd., 6.50%, 8/1/36	475,000	484

Total		484

Oil and Gas (2.0%)
Anadarko Finance Co., 7.50%, 5/1/31	785,000	898
Anadarko Petroleum Corp., 5.95%, 9/15/16	515,000	521
Anadarko Petroleum Corp., 6.45%, 9/15/36	345,000	352
Conoco Funding Co., 6.35%, 10/15/11	3,105,000	3,267
Encana Holdings Finance Corp., 5.80%, 5/1/14	760,000	766
Hess Corp., 7.125%, 3/15/33	195,000	216
Nexen, Inc., 5.875%, 3/10/35	555,000	529
Occidental Petroleum, 4.00%, 11/30/07	1,500,000	1,479
Occidental Petroleum, 10.125%, 9/15/09	1,000,000	1,132
Pemex Project Funding Master Trust, 5.75%, 12/15/15	3,605,000	3,523
Petro-Canada, 5.95%, 5/15/35	690,000	658
Pioneer Natural Resource, 6.875%, 5/1/18	960,000	959
Talisman Energy, Inc., 5.85%, 2/1/37	1,590,000	1,482
Tesoro Corp., 6.25%, 11/1/12 144A	1,590,000	1,532
XTO Energy, Inc., 5.30%, 6/30/15	195,000	189

Total		17,503

Other Finance (0.3%)
SLM Corp., 5.45%, 4/25/11	3,020,000	3,039

Total		3,039

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	521
Western Union Co., 5.93%, 10/1/16 144A	230,000	232

Total		753

Paper and Forest Products (0.1%)
Weyerhaeuser Co., 7.375%, 3/15/32	820,000	849

Total		849

Pharmaceuticals (0.3%)
Abbott Laboratories, 3.75%, 3/15/11	2,480,000	2,343

Total		2,343

Property and Casualty Insurance (0.5%)
Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	3,066
Berkshire Hathaway Finance, 3.40%, 7/2/07	1,500,000	1,480

Total		4,546

Railroads (1.0%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	3,000,000	3,060
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,910
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,159

Total		9,129

Real Estate Investment Trusts (1.7%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	575,000	573
AvalonBay Communities, Inc., 5.50%, 1/15/12	360,000	362
Colonial Realty LP, 6.05%, 9/1/16	255,000	257
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	990
Duke Realty LP, 5.95%, 2/15/17	615,000	623
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,302
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,266
HRPT Properties Trust, 5.75%, 11/1/15	800,000	794
ProLogis, 5.50%, 3/1/13	1,185,000	1,179
ProLogis, 5.75%, 4/1/16	1,000,000	1,003
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	2,700,000	2,698
Simon Property Group LP, 5.375%, 6/1/11	2,960,000	2,952
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,191

Total		15,190

Retail Food and Drug (0.5%)
CVS Corp., 4.875%, 9/15/14	1,510,000	1,433
CVS Corp., 6.125%, 8/15/16	910,000	931
Delhaize America, Inc., 8.125%, 4/15/11	1,965,000	2,109

Total		4,473

Retail Stores (1.2%)
Federated Department Stores, 6.30%, 4/1/09	3,790,000	3,854
The Home Depot, Inc., 5.40%, 3/1/16	1,860,000	1,848
J.C. Penney Co., Inc., 6.875%, 10/15/15	490,000	518
May Department Stores Co., 6.65%, 7/15/24	195,000	195
Target Corp., 5.40%, 10/1/08	4,555,000	4,576

Total		10,991

Security Brokers and Dealers (1.1%)
Credit Suisse USA, Inc., 5.50%, 8/16/11	975,000	984
Credit Suisse USA, Inc., 6.125%, 11/15/11	1,470,000	1,525
Goldman Sachs Group, Inc., 5.15%, 1/15/14	2,420,000	2,366
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	580,000	578
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	320,000	327
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	990,000	960
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,713
Morgan Stanley, 6.25%, 8/9/26	795,000	823

Total		9,276

Telecommunications (2.0%)
AT&T Corp., 8.00%, 11/15/31	870,000	1,063
AT&T Corp., 9.05%, 11/15/11	1,500,000	1,626
AT&T, Inc., 5.10%, 9/15/14	625,000	604
Cingular Wireless LLC, 7.125%, 12/15/31	1,535,000	1,680
Deutsche Telekom International Finance, 5.75%, 3/23/16	1,180,000	1,154
Embarq Corp., 6.738%, 6/1/13	610,000	628
Embarq Corp., 7.082%, 6/1/16	275,000	281
France Telecom SA, 8.50%, 3/1/31	800,000	1,044
Sprint Capital Corp., 8.375%, 3/15/12	1,880,000	2,107
Sprint Capital Corp., 8.75%, 3/15/32	330,000	402
Telecom Italia Capital SA, 4.00%, 1/15/10	1,565,000	1,483
Telecom Italia Capital SA, 6.00%, 9/30/34	510,000	456
Telecom Italia Capital SA, 6.20%, 7/18/11	1,225,000	1,240
Verizon Communications, Inc., 5.55%, 2/15/16	845,000	834
Verizon Global Funding Corp., 5.85%, 9/15/35	1,135,000	1,069

Vodafone Group PLC, 5.50%, 6/15/11	2,035,000	2,040

Total		17,711

Tobacco (0.1%)
Reynolds America, Inc., 7.625%, 6/1/16 144A	1,010,000	1,048

Total		1,048

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.50%, 1/15/16	750,000	733
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	348

Total		1,081

Yankee Sovereign (0.2%)
United Mexican States, 5.625%, 1/15/17	1,480,000	1,462

Total		1,462

Total Corporate Bonds (Cost: $230,545)		229,072

Governments (21.3%)
Governments (21.3%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	1,990
(e) BECCS, 14.00%, 11/15/11	5,600,000	5,566
Fannie Mae, 5.25%, 9/15/16	12,500,000	12,744
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,173
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,165
Overseas Private Investment, 4.10%, 11/15/14	2,445,360	2,356
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	3,600,000	2,830
US Treasury, 3.125%, 5/15/07	2,290,000	2,264
US Treasury, 4.50%, 2/15/36	17,828,000	17,083
US Treasury, 4.875%, 5/31/08	158,000	158
US Treasury, 4.875%, 8/31/08	8,534,000	8,558
US Treasury, 4.875%, 7/31/11	580,000	587
(g) US Treasury, 4.875%, 8/15/16	9,407,000	9,585
US Treasury, 5.125%, 6/30/08	29,570,000	29,759
US Treasury, 5.125%, 6/30/11	31,357,000	32,049
(g) US Treasury, 5.125%, 5/15/16	38,636,000	40,078
US Treasury Inflation Index Bond, 2.00%, 1/15/16	15,324,220	14,972

Total Governments (Cost: $184,755)		187,917

Structured Products (46.8%)
Structured Products (46.8%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.689%, 2/14/43 IO	82,206,939	3,058
Banc of America Mortgage Securities, 4.657%, 8/25/34	3,817,000	3,796
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.511%, 6/25/34	8,024,000	7,750
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,716
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	4,000,000	4,139
Daimler Chrysler Auto Trust, Series 2006-C, Class A1, 5.334%, 10/8/07	5,922,000	5,922
DLJ Commerical Mortgage Corp., Series 1998-CF1, Class S, 1.146%, 2/18/31 IO	92,240,626	1,388
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.727%, 10/15/30 IO 144A	57,364,423	456
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.328%, 1/15/25 IO 144A	13,112,881	459
Fannie Mae Whole Loan, 6.25%, 5/25/42	7,139,215	7,230
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,823,100	1,719
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,232,727	2,154
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	6,162,978	5,939
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,392,179	3,337

Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	551,401	542
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	2,089,574	2,054
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,793,881	2,746
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	13,386,582	12,882
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	31,574,061	30,384
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,048,485	1,049
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,909,268	2,912
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	547,613	548
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,867,164	3,866
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,508,897	2,475
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	7,191,377	7,095
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	1,367,533	1,394
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	1,616,626	1,647
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, 5.651%, 4/25/16	7,552,058	7,637
Federal Home Loan Mortgage Corp. TBA, 6.00%, 10/1/36	13,472,000	13,539
Federal National Mortgage Association, 4.00%, 6/1/19	1,234,686	1,169
Federal National Mortgage Association, 4.50%, 6/1/19	6,815,094	6,585
Federal National Mortgage Association, 4.50%, 8/1/19	1,321,852	1,277
Federal National Mortgage Association, 4.50%, 12/1/19	759,466	734
Federal National Mortgage Association, 4.50%, 7/1/20	3,633,593	3,507
Federal National Mortgage Association, 4.50%, 9/1/20	4,903,143	4,732
Federal National Mortgage Association, 4.50%, 6/1/35	927,888	867
Federal National Mortgage Association, 4.50%, 7/1/35	4,415,944	4,127
Federal National Mortgage Association, 4.50%, 9/1/35	11,435,851	10,688
Federal National Mortgage Association, 4.50%, 10/1/35	1,225,715	1,146
Federal National Mortgage Association, 5.00%, 3/1/20	2,414,298	2,374
Federal National Mortgage Association, 5.00%, 4/1/20	1,004,407	987
Federal National Mortgage Association, 5.00%, 5/1/20	8,443,933	8,300
Federal National Mortgage Association, 5.00%, 4/1/35	2,688,442	2,585
Federal National Mortgage Association, 5.00%, 7/1/35	4,218,247	4,056
Federal National Mortgage Association, 5.00%, 10/1/35	2,833,068	2,724
Federal National Mortgage Association, 5.00%, 11/1/35	5,174,631	4,975
Federal National Mortgage Association, 5.00%, 6/1/36	4,208,609	4,045
Federal National Mortgage Association, 5.17%, 1/1/16	2,709,162	2,695
Federal National Mortgage Association, 5.285%, 4/1/16	8,669,894	8,722
Federal National Mortgage Association, 5.32%, 4/1/14	1,763,303	1,770
Federal National Mortgage Association, 5.50%, 9/1/34	1,725,425	1,703
Federal National Mortgage Association, 5.50%, 3/1/35	5,598,918	5,518
Federal National Mortgage Association, 5.50%, 7/1/35	1,268,028	1,250
Federal National Mortgage Association, 5.50%, 8/1/35	3,318,022	3,271
Federal National Mortgage Association, 5.50%, 9/1/35	18,805,646	18,537
Federal National Mortgage Association, 5.50%, 10/1/35	5,458,565	5,380
Federal National Mortgage Association, 5.50%, 11/1/35	15,079,659	14,864
Federal National Mortgage Association, 5.50%, 1/1/36	12,372,824	12,196
Federal National Mortgage Association, 6.00%, 5/1/35	362,601	364
Federal National Mortgage Association, 6.00%, 6/1/35	70,177	71
Federal National Mortgage Association, 6.00%, 7/1/35	5,952,425	5,982
Federal National Mortgage Association, 6.00%, 8/1/35	652,542	656
Federal National Mortgage Association, 6.00%, 10/1/35	2,565,928	2,578
Federal National Mortgage Association, 6.00%, 11/1/35	5,713,905	5,742
Federal National Mortgage Association, 6.00%, 9/1/36	3,896,000	3,914
Federal National Mortgage Association, 6.50%, 11/1/35	2,514,007	2,560
Federal National Mortgage Association, 6.50%, 12/1/35	4,503,109	4,586
Federal National Mortgage Association, 6.50%, 4/1/36	1,337,342	1,362
Federal National Mortgage Association, 6.75%, 4/25/18	1,417,546	1,453
Federal National Mortgage Association-Aces, Series 2006-M1, Class B, 5.355%,	6,949,000	6,926
Federal National Mortgage Association TBA, 6.00%, 10/1/36	12,992,000	13,049
Final Maturity Amortizing Notes, 4.45%, 8/25/12	7,774,601	7,527
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, 6.25%, 10/25/34	3,765,953	3,793
First Union-Lehman Brothers Commercial Mortgage Trust II, Commerical Mortgage Pass-Through Certificates, Series 1997-C2, 6.79%, 11/18/29	1,910,000	1,967
Freddie Mac, 4.50%, 10/15/33	2,210,000	2,137
Government National Mortgage Association, 5.50%, 10/15/31	66,934	67
Government National Mortgage Association, 5.50%, 11/15/31	17,445	17
Government National Mortgage Association, 5.50%, 12/15/31	208,903	207
Government National Mortgage Association, 5.50%, 1/15/32	548,484	545
Government National Mortgage Association, 5.50%, 2/15/32	192,827	191
Government National Mortgage Association, 5.50%, 3/15/32	176,537	175
Government National Mortgage Association, 5.50%, 4/15/32	17,918	18

Government National Mortgage Association, 5.50%, 7/15/32	31,780	32
Government National Mortgage Association, 5.50%, 9/15/32	4,864,870	4,838
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,325,705	1,389
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	468,572	487
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.237%, 1/25/29 IO 144A	2,373,562	23
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	20,500,000	20,393
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	105,775	105
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	4,092,690	3,955
Washington Mutual Asset Securities Corp., 4.062%, 10/25/33	1,912,000	1,871
Wells Fargo Mortgage Backed Securities, 4.00%, 8/25/34	5,728,000	5,582
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	7,027,000	7,015
World Omni Auto Receivables Trust, 5.374%, 10/15/07	19,000,000	19,004

Total Structured Products (Cost: $413,991)		411,378

Money Market Investments (12.9%)
Autos (1.3%)
(b) Daimler Chrysler Auto, 5.26%, 11/9/06	5,000,000	4,971
(b) Fcar Owner Trust 1, 5.26%, 10/16/06	5,000,000	4,988
New Center Asset Trust, 5.25%, 10/12/06	1,700,000	1,697

Total		11,656

Federal Government & Agencies (2.5%)
Federal Home Loan, 5.141%, 12/27/06	1,000,000	988
Federal Home Loan Bank Discount Corp., 5.15%, 10/11/06	20,500,000	20,467

Total		21,455

Finance Lessors (1.7%)
(b) Ranger Funding Co. LLC, 5.25%, 10/13/06	5,000,000	4,991
(b) Thunder Bay Funding, Inc., 5.27%, 10/10/06	5,000,000	4,992
(b) Windmill Funding Corp., 5.25%, 10/25/06	5,000,000	4,982

Total		14,965

Finance Services (1.1%)
(b) Bryant Park Funding LLC, 5.26%, 10/23/06	5,000,000	4,983
(b) Preferred Receivable Funding, 5.26%, 10/18/06	5,000,000	4,987

Total		9,970

Miscellaneous Business Credit Institutions (0.6%)
Caterpillar Financial, 5.27%, 10/17/06	5,000,000	4,988

Total		4,988

National Commercial Banks (1.2%)
(b) Barclays US Funding LLC, 5.275%, 10/16/06	5,000,000	4,988
(b) Citigroup Funding, Inc., 5.24%, 10/11/06	5,000,000	4,992
Rabobank USA, 5.35%, 10/2/06	570,000	570

Total		10,550

Personal Credit Institutions (1.1%)
(b) American Express Credit, 5.25%, 10/11/06	5,000,000	4,992
(b) American General Finance, 5.30%, 10/6/06	5,000,000	4,996

Total		9,988

Security Brokers and Dealers (1.7%)
(b) Bear Stearns Co., Inc., 5.24%, 10/26/06	5,000,000	4,981
(b) Merrill Lynch & Co., 5.23%, 11/20/06	5,000,000	4,963
(b) Morgan Stanley, 5.25%, 10/17/06	5,000,000	4,988

Total		14,932

Short Term Business Credit (1.7%)
HSBC Finance Corp., 5.23%, 10/5/06	5,000,000	4,996
Old Line Funding Corp., 5.26%, 10/3/06	5,000,000	4,998
Sheffield Receivables, 5.26%, 10/20/06	5,000,000	4,985

Total		14,979

Total Money Market Investments (Cost: $113,483)		113,483

Total Investments (107.0%) (Cost $942,774)(a)		941,850

Other Assets, Less Liabilities (-7.0%)		(61,635)

Net Assets (100.0%)		880,215

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006 the value of these securities (in thousands) was $29,035, representing 3.30% of the net assets.

IO - Interest Only Security

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $942,774 and the net unrealized depreciation of investments based on that cost was $923 which is comprised of $7,969 aggregate gross unrealized appreciation and $8,892 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Short)	273	12/06	$301
(Total Notional Value at September 30, 2006, $29,200)
US Long Bond (CBT) Commodity (Short)	64	12/06	$123
(Total Notional Value at September 30, 2006, $7,071)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)
Autos (13.2%)
Daimler Chrysler Auto, 5.26%, 10/26/06	8,000,000	$7,970
Daimler Chrysler Auto, 5.26%, 11/8/06	9,000,000	8,949
Fcar Owner Trust 1, 5.26%, 10/10/06	8,000,000	7,988
Fcar Owner Trust 1, 5.27%, 10/27/06	8,500,000	8,466
New Center Asset Trust, 5.24%, 10/2/06	8,500,000	8,498
New Center Asset Trust, 5.24%, 10/11/06	9,000,000	8,985

Total		50,856

Federal Government & Agencies (4.9%)
Fannie Mae, 3.125%, 5/4/07	3,800,000	3,747
Fannie Mae, 4.00%, 5/23/07	11,400,000	11,297
Fannie Mae, 4.84%, 6/22/07	3,900,000	3,878

Total		18,922

Finance Lessors (13.5%)
Ranger Funding, Co., LLC, 5.25%, 10/10/06	9,000,000	8,987
Ranger Funding, Co., LLC, 5.25%, 10/5/06	8,500,000	8,494
Thunder Bay Funding, Inc., 5.27%, 11/15/06	9,000,000	8,939
Thunder Bay Funding, Inc., 5.28%, 10/3/06	8,000,000	7,996
Windmill Funding Corp., 5.25%, 10/24/06	9,000,000	8,969
Windmill Funding Corp., 5.27%, 10/4/06	8,500,000	8,495

Total		51,880

Finance Services (10.8%)
Bryant Park Funding LLC, 5.26%, 10/25/06	9,000,000	8,967
Bryant Park Funding LLC, 5.27%, 10/6/06	8,500,000	8,493
HBOS PLC, 3.125%, 1/12/07 144A	3,400,000	3,380
HBOS Treasury Services, PLC, 5.30%, 2/09/07	3,400,000	3,400
Preferred Receivable Funding, 5.26%, 10/18/06	8,500,000	8,478
Preferred Receivable Funding, 5.26%, 10/20/06	9,000,000	8,974

Total		41,692

Miscellaneous Business Credit Institutions (8.4%)
Caterpillar Financial, 5.25%, 10/3/06	9,000,000	8,996
Caterpillar Financial, 5.25%, 10/4/06	8,500,000	8,495
General Electric Capital Corp., 5.24%, 10/19/06	10,000,000	9,972
General Electric Capital Corp., 5.45%, 7/9/07	5,000,000	5,000

Total		32,463

National Commercial Banks (18.9%)
Bank of America Corp., 5.25%, 11/20/06	9,000,000	8,933
Bank of America, 5.29%, 8/1/07 BKNT	3,900,000	3,900
Barclays US Funding LLC, 5.26%, 10/18/06	8,500,000	8,478
Barclays US Funding LLC, 5.27%, 10/16/06	9,000,000	8,979
Citigroup Funding, Inc., 5.24%, 10/11/06	9,000,000	8,986
Citigroup Funding, Inc., 5.26%, 10/2/06	8,500,000	8,498

Fleetboston Financial Corp., 8.625%, 1/15/07	2,500,000	2,525
Rabobank USA, 5.35%, 10/2/06	17,500,000	17,494
Royal Bank of Scotland - New York, 5.271%, 12/27/06 YCD1	3,400,000	3,400
UBS Finance LLC, 5.34%, 10/2/06	1,650,000	1,650

Total		72,843

Personal Credit Institutions (7.5%)
American Express Credit, 5.24%, 10/25/06	8,500,000	8,469
American Express Credit, 5.25%, 10/12/06	9,000,000	8,984
American General Finance, 5.29%, 10/12/06	5,500,000	5,490
American General Finance, 5.30%, 10/6/06	6,000,000	5,995

Total		28,938

Security Brokers and Dealers (9.5%)
Bear Stearns Co., Inc., 5.24%, 10/26/06	9,000,000	8,966
Bear Stearns Co., Inc., 5.28%, 10/17/06	8,500,000	8,479
Merrill Lynch & Co., Inc., 5.536%, 12/22/06	3,100,000	3,101
Merrill Lynch & Co., Inc., 5.615%, 1/26/07 MTNC	3,700,000	3,702
Morgan Stanley, 5.25%, 10/17/06	9,000,000	8,977
Morgan Stanley, 4.93%, 11/24/06	3,400,000	3,401

Total		36,626

Short Term Business Credit (13.2%)
HSBC Finance Corp., 5.24%, 10/5/06	9,000,000	8,993
HSBC Finance Corp., 5.75%, 1/30/07	3,400,000	3,410
HSBC Finance Corp., 7.875%, 3/1/07	3,400,000	3,440
Old Line Funding Corp., 5.26%, 10/16/06	8,500,000	8,480
Old Line Funding Corp., 5.26%, 10/26/06	9,000,000	8,966
Sheffield Receivables, 5.26%, 10/6/06	8,500,000	8,493
Sheffield Receivables, 5.26%, 11/2/06	9,000,000	8,957

Total		50,739

Total Money Market Investments (Cost: $384,959)		384,959

Total Investments (99.9%) (Cost $384,959)(a)		384,959

Other Assets, Less Liabilities (0.1%)		409

Net Assets (100.0%)		385,368

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006 the value of these securities (in thousands) was $3,380, representing 0.88% of the net assets.

(a)	At September 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $384,959 and the net unrealized depreciation of investments based on that cost was $0 which is comprised of $0 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: November 7, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: November 7, 2006

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President, Chief Financial Officer and Treasurer

Date: November 7, 2006